    As filed with the Securities and Exchange Commission on April 28, 2021
                                                File Nos. 333-133425; 811-21892

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4

     Registration Statement Under The Securities Act of 1933
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 16                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940
                        Amendment No. 62                                             [X]
                (Check Appropriate Box or Boxes)

                 Genworth Life & Annuity VA Separate Account 2
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                 6610 W. Broad Street Richmond, Virginia 23230
        (Address of Depositor's Principal Executive Office) (Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq.
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                             6610 W. Broad Street
                           Richmond, Virginia 23230
                    (Name and Address of Agent for Service)

          -------------------------------------------------

Approximate Date of Proposed Public Offering:  Upon the effective date of this
Post-Effective Amendment to this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on April 30, 2021 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Flexible Purchase Payment Variable
Income with Guaranteed Minimum Income Immediate and Deferred Annuity Contracts.

================================================================================

                 Genworth Life & Annuity VA Separate Account 2
                                Prospectus For
   Flexible Purchase Payment Variable Income with Guaranteed Minimum Income
                   Immediate and Deferred Annuity Contracts

                                  Issued by:
                  Genworth Life and Annuity Insurance Company

--------------------------------------------------------------------------------

This prospectus, dated April 30, 2021, describes individual flexible purchase payment variable income with guaranteed minimum income immediate and deferred annuity contracts (the "contract" or "contracts") for individuals aged 85 and younger at the time the contract is issued. This contract may be issued as a contract qualified to receive certain tax benefits under the Internal Revenue
Code of 1986, as amended (the "Code"), or issued as a non-qualified contract under the Code. Genworth Life and Annuity Insurance Company (the "Company,"
"we," "us," or "our") issues the contract. This contract may be referred to as
"MyClearCourse(R)" in our marketing materials.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 2 (the
"Separate Account") you should know before investing. Please read this prospectus carefully and keep it for future reference.

The contract offers you variable Income Payments with a Guaranteed Payment
Floor, provided specified contract conditions are met. As used in this prospectus, "you" or "your" refers to the "owner" or "joint owner."

Before your Income Payments begin, you may surrender or take partial withdrawals from your contract. After Income Payments begin, you may surrender your contract for the Commutation Value. The value of your contract before and after your Income Payments begin will depend on the investment performance of the Total Return Fund (as defined below). You bear the investment risk of allocating payments to this contract, subject to any minimum contract guarantees.

Your purchase payments are allocated to the Subaccount investing in the State
Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund --
Class 3 shares ("Total Return Fund").

Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract
("Reports") unless you specifically request paper copies from us. Instead, the
Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the
Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call
(800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

A Statement of Additional Information, dated April 30, 2021, which contains additional information about the contract, has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the
Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional
Information, call us at:

                                 800.352.9910;

                                or write us at:

                            6610 West Broad Street
                              Richmond, VA 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents -- Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Subaccount prior to the Annuity Commencement Date.

Adjustment Account -- The account that is established when Monthly Income is calculated on the Annuity Commencement Date.

Annual Income Amount -- The sum of Annual Income Amounts determined for the
Subaccount investing in the Total Return Fund. The Annual Income Amount for the
Subaccount is equal to the number of Annuity Units multiplied by the Annuity
Unit value on the first Valuation Day of each Annuity Year.

Annuitant/Joint Annuitant -- The person(s) whose age and, where appropriate, gender, we use to determine Income Payments. The owner must also be named the
Annuitant, unless the owner is not a natural person.

Annuity Commencement Date -- The date on which your Income Payments are scheduled to begin if the Annuitant is living on that date. The Annuity
Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable Income Payment.

Annuity Year -- Each one-year period beginning on the Annuity Commencement Date or the annual anniversary of the Annuity Commencement Date.

Assumed Interest Rate -- The interest rate used in calculating variable Income
Payment amounts.

Attained Age -- On any date, an individual's age on December 31 of last year.

Code -- The Internal Revenue Code of 1986, as amended.

Commutation -- The right to receive a one-time payment of the remaining period certain Income Payments instead of receiving Monthly Income for the duration of the period certain.

Commutation Value -- A lump sum payment of the present value of Monthly Income remaining in the period certain minus the value of the Adjustment Account.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown on your contract's data pages. We use the Contract Date to determine contract years and contract anniversaries.

Contract Value -- The total value of all your Accumulation Units in the
Subaccount.

Earliest Income Date -- The earliest date you may receive variable income with a Guaranteed Payment Floor purchased with each purchase payment.

General Account -- Assets of the Company other than those allocated to the
Separate Account or any other segregated asset account of the Company.

Gross Withdrawal -- An amount withdrawn from Contract Value including any premium tax assessed.

Guaranteed Payment Floor -- The guaranteed amount of annual income as of the
Annuity Commencement Date for the Annuitant.

Guaranteed Payment Floor Factor -- The factor used to calculate the Guaranteed
Payment Floor purchased with each purchase payment.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia
23230.

Income Payment -- One of a series of payments made under either Monthly Income payments upon the Annuity Commencement Date or one of the Optional Payment
Plans.

Joint Guaranteed Payment Floor -- The guaranteed amount of annual income as of the Annuity Commencement Date for Joint Annuitants.

Joint Adjustment Factor -- The Guaranteed Payment Floor Factor based on the
Annuitant's Attained Age, less the Joint Annuitant's Attained Age.

Level Income Amount -- The amount that would result from applying the Annual
Income Amount to a 12-month period certain, fixed single payment immediate annuity. We will declare the interest rate at the start of each Annuity Year.

Monthly Income -- The amount paid by us each month on and after the Annuity
Commencement Date. The amount remains constant throughout an Annuity Year. This amount may increase or decrease each Annuity Year.

Separate Account -- Genworth Life & Annuity VA Separate Account 2, a separate account we established to receive Subaccount allocations. The Separate Account is divided into one Subaccount, which invests in shares of the Total Return
Fund.

Subaccount -- A division of the Separate Account, which invests exclusively in shares of the Total Return Fund.

Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax.

Valuation Day -- Any day on which the New York Stock Exchange is open for regular trading, except for days on which the Total Return Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing Contract Value or fully surrendering the contract.

The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, or fully surrender your contract.
State premium taxes may also be deducted.

Contract Owner Transaction Expenses
--------------------------------------------------------
Surrender Charge                                   None
--------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including the fees and expenses for the Total Return Fund.

Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
  Mortality and Expense Risk Charge                        1.00%
---------------------------------------------------------------------------
  Account Fees and Expenses                                0.00%
---------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses             1.00%
---------------------------------------------------------------------------

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the total annual operating expenses charged by the Total
Return Fund for the year ended December 31, 2020. The following expenses are deducted from Total Return Fund assets and include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the
Company. More detail concerning the Total Return Fund's fees and expenses is contained in the prospectus for the Total Return Fund.

Total Return Fund Annual Expenses/1/
---------------------------------------------------------
Management Fees                                    0.35%
---------------------------------------------------------
Distribution and Service (Rule 12b-1) Fees/2/      0.25%
---------------------------------------------------------
Other Expenses/3/                                  0.25%
---------------------------------------------------------
Acquired Fund Fees and Expenses                    0.00%
---------------------------------------------------------
Total Annual Portfolio Operating Expenses          0.85%
---------------------------------------------------------
Contractual Fee Waiver/Reimbursement               0.00%
---------------------------------------------------------
Net Annual Portfolio Operating Expenses            0.85%
---------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the
   Company by the Total Return Fund. The Company has not independently verified such information. The expenses shown are those incurred for the year ended
   December 31, 2020, subject to possible adjustment for material changes.
   Current or future expenses may be greater or less than those shown.

/2/The Distribution and Service (Rule 12b-1) Fees of the Total Return Fund
   solely attributable to its Class 3 shares are charged to the assets attributable to the Class 3 shares.

/3/Other Expenses include all operating expenses of the Total Return Fund except Management Fees and Distribution and Service (Rule 12b-1) Fees. Other
   Expenses also include the Class 3 Investor Service Plan fee (0.20% of the average daily net assets of the Total Return Fund attributable to Class 3 shares).

The expenses for the Total Return Fund are deducted by the Total Return Fund before it provides us with the daily net asset values. We then deduct the
Separate Account charges from the net asset value in calculating the unit value of the Subaccount. Management fees and other expenses for the Total Return Fund are more fully described in its prospectus.

Example

This Example is intended to help you compare the costs of investing in this contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract charges, and expenses for the Total Return Fund.

The Example shows the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  surrendered, annuitized, did not surrender or did not annuitize your contract at the end of the stated period; and

  .  are assessed Separate Account charges of 1.00%, charged as a percentage of an assumed daily Contract Value of $10,000.

As this is an Example, your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender or annuitization of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $188        $582       $1,001       $2,169

Please remember that you are looking at an Example and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. Deductions for premium taxes are not reflected, but may apply.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Total Return Fund and the assessment of Separate Account charges. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values. The Accumulation
Unit value information for Accumulation Units outstanding for the period shown are as follows:

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares         $16.96            $17.82         6,963     2020
                                                      14.82             16.96         5,764     2019
                                                      16.03             14.82         5,764     2018
                                                      14.05             16.03         7,287     2017
                                                      13.38             14.05         9,148     2016
                                                      13.70             13.38         9,148     2015
                                                      13.17             13.70        10,025     2014
                                                      11.60             13.17        11,876     2013
                                                      10.44             11.60        11,876     2012
                                                      10.88             10.44        42,256     2011
----------------------------------------------------------------------------------------------------

SYNOPSIS

What type of contract am I buying?  The contract is an individual flexible purchase payment variable income contract with guaranteed income on an immediate and deferred annuity basis. We may issue it as a contract qualified
("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Guarantees made under the Contract are based on our claims paying ability. Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract"
provision of this prospectus.

How does the contract work?  Once we approve your application, we will issue a contract to you. During the Accumulation Period, we will use your purchase payments to buy Accumulation Units under the Separate Account, which will in turn, purchase a minimum guaranteed amount of annual income beginning on or after the Earliest Income Date (Annuity Commencement Date). Should you decide to receive Income

Payments (annuitize the contract or a portion thereof) we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity
Units. See "The Contract" provision of this prospectus.

On the Annuity Commencement Date, we apply your Contract Value to purchase
Income Payments. In turn, Income Payments will be made to you each month. Each monthly Income Payment during an Annuity Year is equal in amount. Because we base Income Payments on Subaccount performance, the amount of payments may change from Annuity Year to Annuity Year. However, the amount paid per month will not be less than the Guaranteed Payment Floor, provided all contractual requirements have been satisfied. See "The Contract," the "Benefits at the
Annuity Commencement Date" and the "Guaranteed Payment Floor" provisions of this prospectus.

What is the Separate Account?  The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to the Subaccount that invests in the Total Return Fund. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Total Return Fund. You bear the risk of investment gain or loss. See "The Separate Account" provision of this prospectus.

What charges are associated with this contract?  We assess a daily charge equal to an effective annual rate of 1.00% against the average daily net assets of the Subaccount. This charge consists of a mortality and expense risk charge.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct these amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes"
provisions of this prospectus.

The Total Return Fund also has certain expenses. These include management fees and other expenses associated with its daily operations, as well as Rule 12b-1 fees or service share fees. See the "Fee Tables" provision of this prospectus.
These expenses are more fully described in the prospectus for the Total Return
Fund.

For a complete discussion of all charges associated with the contract, see the
"Charges and Other Deductions" provision of this prospectus.

We currently do not pay compensation to broker-dealers who sell the contracts;
however, we reserve the right to do so in the future. For a discussion, see the
"Sale of the Contracts" provision in this prospectus.

How much must I pay and how often?  Subject to certain minimum and maximum payments, the amount and frequency of your purchase payments until the Annuity
Commencement Date are flexible. See "The Contract -- Purchase Payments"
provision of this prospectus.

How will my Income Payments be calculated?  We will pay you monthly income beginning on the Annuity Commencement Date provided an Annuitant is still living on that date. You may also decide to take Income Payments under one of the Optional Payment Plans. We will base your initial payment on the Contract
Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date?  An owner must also be an Annuitant, and a joint owner must also be a joint annuitant. Before the
Annuity Commencement Date, if an owner dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death of Owner and/or Annuitant" provision of this prospectus.

May I surrender the contract or take partial withdrawals?  Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

When taking a full surrender or partial withdrawal, you will ordinarily be subject to income tax (except for qualified distributions from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% Internal Revenue Service ("IRS") penalty tax. A total surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. A partial withdrawal will reduce the Guaranteed Payment Floor by the proportion that the partial withdrawal (including any premium tax assessed) reduces your Contract
Value. If Income Payments have not begun and you terminate the contract, you will lose your benefit. See the "Guaranteed Payment Floor" provision of this prospectus.

Do I get a free look at this contract?  Yes. You have the right to return the contract to us at our Home Office at the address listed on page 2 of this prospectus within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods) and we will cancel the contract.

If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund equal to your Contract Value plus any charges we have deducted from

purchase payments prior to their allocation to the Separate Account. Or, if required by the law of your state, we will refund your purchase payments (less any partial withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract?  Within two business days after we receive all the information necessary to process your completed application, we will allocate your initial purchase payment directly to the Subaccount that invests in the Total Return Fund.

What are the federal tax implications of my investment in the contract?  Generally, all investment earnings under the contract are tax-deferred until withdrawn or until Income Payments begin. A distribution from the contract, which includes a full surrender, partial withdrawal or payment of a death benefit, will generally result in taxable income (except for qualified distributions from a Roth IRA). In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

INVESTMENT RESULTS

At times, the Separate Account may present its investment results or compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, assuming Separate Account charges.

Total returns assume an initial investment of $1,000 and include the reinvestment of dividends and capital gains of the Total Return Fund, the Total
Return Fund's charges and expenses (including applicable Rule 12b-1 fees and/or service share fees), and the charges associated with the contract, including the mortality and expense risk charge. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We conduct business in 49 states, the District of Columbia and Bermuda. Our principal offices are located at 6610 West Broad
Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth Financial, Inc.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account.  You assume all of the investment risk for
Contract Value allocated to the Subaccount investing in the Total Return Fund.
Your Contract Value in the Subaccount is part of the assets of the Separate
Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract
Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See
"The Separate Account" provision of this prospectus.

Assets in the General Account.  Any guarantees under the contract that exceed your Contract Value are paid from our General Account (not the Separate
Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue
(or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.
This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract.

Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners.
In

order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General
Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected.
However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

The Company is exposed to potential risks associated with the recent outbreak of the coronavirus pandemic. The COVID-19 pandemic has disrupted the global economy and financial markets, business operations, and consumer behavior and confidence. As a result, the Company could experience significant declines in asset valuations and potential material asset impairments, as well as unexpected changes in persistency rates, as policyholders and contract owners who are affected by the COVID-19 pandemic may not be able to meet their contractual obligations, such as premium payments on their insurance policies.
The COVID-19 pandemic has decreased historic low interest rates even further and could also significantly increase the Company's mortality and morbidity experience above the assumptions it used in pricing its insurance and investment products, all of which could result in higher reserve charges and an adverse impact to the Company's financial results. The COVID-19 pandemic could also disrupt medical and financial services and has resulted in Genworth
Financial, Inc. practicing social distancing with its employees through office closures, all of which could disrupt the Company's normal business operations.
While the ongoing impact of the COVID-19 pandemic is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the COVID-19 pandemic and shape of the economic recovery. The
Company continues to monitor the COVID-19 pandemic developments and the potential financial impacts on its business. However, given the specific risks to its business, it is possible the COVID-19 pandemic will have a material adverse impact on the Company, including a material adverse effect on its financial condition and results of operations.

How to Obtain More Information.  We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the
Statement of Additional Information. If you would like a free copy of the
Statement of Additional Information, call (800) 352-9910 or write to our Home
Office at the address listed on page 2 of this prospectus. In addition, the
Statement of Additional Information is available on our website at
www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on June 5,
2002. The Separate Account may invest in mutual funds, unit investment trusts, managed separate account, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, only one Subaccount of the Separate Account is available for investment under the contract. The Subaccount, in turn, invests exclusively in shares of the Total Return Fund.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate
Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business we may conduct.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940

("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the
Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required, manage the Separate Account under the direction of a committee, or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Subaccount and the Total Return Fund

There is currently one Subaccount of the Separate Account offered as an investment option under the contract. The Subaccount invests in Class 3 shares of the Total Return Fund. The Total Return Fund is registered with the SEC as an open-end management investment company under the 1940 Act.

Before investing in the contract, carefully read the prospectus for the Total
Return Fund along with this prospectus. You may obtain the most recent prospectus for the Total Return Fund by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at
www.genworth.com, hover over "Customer Service" and then click on
"Prospectuses." We summarize the investment objective of the Total Return Fund in the following paragraph. There is no assurance that the Total Return Fund will meet this objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Total Return Fund.

The investment objective and adviser to the Total Return Fund is as follows:

Investment Objective                    Adviser
--------------------------------------------------------
Seeks the highest total return,  SSGA Funds Management,
composed of current income       Inc.
and capital appreciation, as is
consistent with prudent
investment risk.
--------------------------------------------------------

We will purchase shares of the Total Return Fund at net asset value and direct them to the Subaccount. We will redeem sufficient shares of the Total Return
Fund at net asset value to pay death benefits, surrender proceeds, and partial withdrawals, to make Income Payments or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Total Return Fund in shares of the Total Return Fund at its net asset value on the date of distribution. In other words, we do not pay dividends or capital gains of the Total Return Fund to owners as additional units, but instead reflect them in unit values.

We have entered into a Participation Agreement with State Street Variable
Insurance Series Funds, Inc. (the "Fund") setting forth the terms and conditions pursuant to which we purchase and redeem shares of the Total Return
Fund. The discussion that follows reflects the terms of the current agreement.
Shares of the Total Return Fund are not sold directly to the general public.
They are sold to us, and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold directly to qualified pension and retirement plans. Subject to certain exceptions, the Fund and its principal underwriter may reject any order to purchase shares of any class of the Total Return Fund.

A potential for certain conflicts exists between the interests of contract owners and owners of variable life insurance policies issued by us or owners of variable life insurance policies or variable annuity contracts issued by other insurance companies who may invest in the Total Return Fund. A potential for certain conflicts would also exist between the interests of any of these investors and participants in a qualified pension or retirement plan that might invest in the Total Return Fund. To the extent that such classes of investors are invested in the Total Return Fund when a conflict of interest arises that might involve the Fund, one or more such classes of investors could be disadvantaged. The Fund currently does not foresee any such disadvantage to owners. Nonetheless, the Board of Directors of the Fund monitors the Total
Return Fund for the existence of any irreconcilable material conflicts of interest. If such a conflict affecting contract owners is determined to exist, we will, to the extent reasonably practicable, take such action as is necessary to remedy or eliminate the conflict. If such a conflict were to occur, the
Subaccount might be required to withdraw its investment in the Total Return
Fund and substitute shares of a different mutual fund. This might force the
Total Return Fund to sell its portfolio securities at a disadvantageous price.

We have entered into an Administrative Service Agreement with SSGA Funds
Management, Inc. ("SSGA") to compensate us for providing services in the nature of "personal service and/or the maintenance of shareholder accounts" as referenced in NASD Conduct Rule 2830(b)(9) and certain other administrative services delineated therein relating to the Total Return Fund. SSGA has agreed to pay us an amount equal to 0.05% (for Class 3 shares) of the average daily net assets of the Separate Account invested in the Total Return Fund on an annual basis. Payment of these amounts is not an additional charge to you by the Total Return Fund or by us, but is paid from SSGA out of its own resources.

Pursuant to Rule 12b-1 under the 1940 Act, the Board of Directors of the Fund adopted a Distribution and Service (Rule 12b-1) Plan (the "Distribution Plan")
pursuant to which the Total Return Fund may compensate Capital Brokerage
Corporation for performing certain services and incurring certain expenses in promoting and distributing the Total Return Fund. Pursuant to an agreement between the Fund and its principal underwriter, and an agreement between such principal underwriter and Capital Brokerage Corporation, the Total Return Fund
pays Capital Brokerage Corporation for such services at a maximum rate of 0.25%
of the average daily net assets of the Separate Account invested in Class 3 shares of the Total Return Fund. In addition, the Distribution Plan covers payments made under the Class 3 Investor Service Plan (as described below) in the event that any portion of compensation paid pursuant to the Class 3
Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares. The
Distribution Plan and related agreement, as each may be amended from time to time, were effective May 1, 2006.

On May 1, 2009, the Fund adopted an Investor Service Plan with respect to Class
3 shares of the Total Return Fund ("Class 3 Investor Service Plan"). Under the
Class 3 Investor Service Plan, the Fund, on behalf of the Total Return Fund, may compensate a life insurance company that offers Class 3 shares of the Total
Return Fund as an investment option in its variable annuity contracts for certain services provided to owners of such contracts. The amount of compensation paid under the Class 3 Investor Service Plan by the Total Return
Fund may not exceed the annual rate of 0.20% of the average daily net assets of the Total Return Fund attributable to such share class.

Effective May 1, 2009, we entered into an Investor Services Agreement -- Class
3 Shares ("Investor Services Agreement") with the Fund to compensate us for certain account maintenance, record keeping and other administrative services relating to the contracts for which the Total Return Fund would otherwise have to pay if not provided by us. Under the Investor Services Agreement, we are
paid at the end of each calendar quarter an amount equal to, on an annual basis, 0.20% of the average daily net assets of the Separate Account invested in Class 3 shares of the Total Return Fund.

In addition to the asset-based payments for administrative and other services described above, SSGA may also pay us, or our affiliate Capital Brokerage
Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage
Corporation, may be significant. Payments to participate in sales meetings may provide SSGA with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

Voting Rights

As required by law, we will vote the shares of the Total Return Fund held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever the Total Return Fund calls a shareholder meeting, owners will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Total
Return Fund will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Total Return Fund shares for which no instructions are received
(or instructions that are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

This type of voting, often referred to as "proportional voting," permits all contract owners in this contract, as well as contract owners from other variable annuity contracts and variable life insurance policies who have assets allocated to subaccounts which invest in the Total Return Fund ("Beneficial
Shareholders") to participate in the voting process.

Proportional voting does not require a predetermined number of votes for a quorum and, if the majority Beneficial Shareholders do not participate in the voting process, minority Beneficial Shareholders can determine the result.

Since the Total Return Fund may engage in shared funding, other persons or entities besides us may vote shares of the Total Return Fund.

Changes to the Separate Account and the Subaccount

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Total Return Fund. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of the Total Return
Fund should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the
Total Return Fund and not all

portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the Total Return Fund; however, we reserve our right to do so should the Total Return Fund become inappropriate to maintain the guarantees under the contract. We will only substitute the Total
Return Fund with an equity based investment option should we exercise our right to substitute the Total Return Fund in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary approval of the SEC in accordance with the 1940 Act.

We also reserve the right to establish additional subaccounts, each of which would invest in a separate portfolio of the Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary approval of the SEC. Not all subaccounts may be available to all classes of contracts.

If permitted by law, we may create new separate accounts; deregister the
Separate Account under the 1940 Act in the event such registration is no longer required; manage the Separate Account under the direction of committee; or
combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the
Separate Account to another separate account.

The Subaccount -- Policies and Procedures

We have not adopted policies and procedures with regard to frequent trading for this product. This product is unique compared to other variable annuity products because it has only one Subaccount investing in one portfolio.

The Total Return Fund may refuse purchase payments for any reason. In such case, if we cannot make the purchase request on the date you allocate assets, your assets will be returned to you.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers.
These registered representatives are also appointed and licensed as insurance agents of the Company. We currently do not pay commissions to the broker-dealers for selling this contract, but we reserve the right to do so in the future. We intend to recover the cost of marketing, administering and other costs associated with the benefits of the contracts through fees and charges imposed under the contracts. Please see the discussion below and in the "Sales of the Contract" provision of this prospectus.

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering Income Payments;

  .  furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the actual life-span of persons receiving Income Payments under contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed); and

  .  the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits stated in the contract. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Deductions from the Separate Account

We deduct from the Subaccount in the Separate Account an amount, computed daily, equal to an effective annual rate of 1.00% of the average daily net assets of the Subaccount. We assess this charge when we compute the net investment factor. The charge reduces the value of Accumulation Units and
Annuity Units. The charge consists of a mortality and expense risk charge.
These deductions from the Separate Account are reflected in your Contract Value.

Other Charges

Deductions for Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include full surrenders, partial withdrawals, Income Payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

The Total Return Fund incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of the
Total Return Fund, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Total Return Fund makes deductions from its assets. Portfolio expenses are the responsibility of the Total Return
Fund and are more fully described in the prospectus for the Total Return Fund.
They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

THE CONTRACT

The contract is an individual flexible purchase payment variable income with guaranteed minimum income immediate and deferred annuity contract. We describe your rights and benefits below and in the contract. Your contract may differ in certain respects from the description in this prospectus due to variations in state insurance law requirements. Your contract reflects what applies to you.

Purchasing the Contract

You may purchase the contract through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you directly or through your sales representative. See the "Sales of the Contract" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five business days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the
Valuation Day we receive them at our Home Office.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85 at the time of application, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions which are younger than those stated in our contracts. We neither influence nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefit, and other non-tax related benefits. Please consult a tax adviser in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange.  Section
1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should

carefully compare this contract to your current contract or policy. You may have to pay a surrender charge under your current contract or policy to exchange it for this contract. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract or policy. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest.

Ownership

As owner(s), you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Ownership rights may be restricted by court orders, child support or tax collection actions or other legal proceedings.

Two persons may apply as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. This means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to any restrictions stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan; and

  .  your primary beneficiary and/or contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), upon written notice to our Home Office, provided an
     Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during an Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the non-natural owner may have negative tax consequences and you should consult a tax adviser before doing so.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Annuitant/Joint Annuitant

An Annuitant must be named and the Annuitant must be the same person as the owner, unless the owner is a non-natural entity, such as a trust. In addition, if there are joint owners, the joint owner must be named a Joint Annuitant. Any joint owner added after the contract is issued must be the owner's spouse. If an owner adds his or her spouse as joint owner and/or Joint Annuitant, such addition can only take place prior to the Annuity Commencement Date.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any
Income Payments begin and while an Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

If a Non-Qualified Contract is assigned or sold, unless under an involuntary assignment affected by legal process, the Guaranteed Payment Floor will reduce to zero and cannot be increased. See the "Guaranteed Payment Floor" provision of this prospectus.

IRAs and other Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment.
We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. See the "Tax Matters" provision of this prospectus.

Purchase Payments

You may make purchase payments to us at any frequency and in the amount you select, subject to certain restrictions. You must obtain our prior approval before you make total purchase

payments for any Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates.
Purchase payments may be made at any time prior the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is a
IRA contract). Each additional purchase payment must be at least $500 for
Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for
IRA contracts, and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation Units and Annuity Units once daily at the close of regular trading (currently 4:00 p.m. Eastern Time) on each day the New York
Stock Exchange is open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccount that invests in the Total Return
Fund.

Upon allocation to the Subaccount, we convert purchase payments into
Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to the Subaccount by the value of an Accumulation
Unit for the Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, full surrenders and/or payment of a death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions relating to the event.

The Accumulation Unit value at the end of every Valuation Day equals the
Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the
Accumulation Unit value at the inception of the Subaccount at $10. On any
Valuation Day, we determine your Subaccount value by multiplying the number of
Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of the Subaccount from one Valuation Period to the next. The net investment factor for the Subaccount for any Valuation Period reflects the change in the net asset value per share of the Total Return Fund from one
Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend"
date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, we take into account a charge or credit for any taxes reserved for which we determine to have resulted from the operations of the
Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Total Return Fund because of the deduction of Separate Account charges. Though the number of Accumulation
Units will not change as a result of investment experience, the value of an
Accumulation Unit may increase or decrease from Valuation Period to Valuation
Period. See the Statement of Additional Information for more details.

SURRENDER AND PARTIAL WITHDRAWALS

Surrender and Partial Withdrawals

We will allow you to totally surrender your contract or withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal which would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than
$1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender
Value equals:

   (1) the Contract Value on the Valuation Day we receive a request for surrender; less

   (2) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional
Payment Plans specified in the contract, based on your instructions.

When taking a partial withdrawal, any applicable premium tax will be taken from the amount withdrawn unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New
York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Please remember that partial withdrawals will reduce your death benefit by the proportion that the partial withdrawal (including any applicable premium tax assessed) reduces your Contract Value. See the "Death of Owner and/or
Annuitant" provision of this prospectus. A partial withdrawal will reduce the
Guaranteed Payment Floor by the proportion that the partial withdrawal
(including any premium tax assessed) reduces your Contract Value.

Partial withdrawals and surrenders may be subject to ordinary income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. A surrender or partial withdrawal may also be subject to income tax withholding. See the "Tax
Matters" provision of this prospectus.

Telephone Withdrawals.  You may take partial withdrawals under your contract by writing us in a form acceptable to us, or calling us provided we received your prior written authorization to take partial withdrawals over the telephone at our Home Office. You can only surrender your contract by writing our Home
Office.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, among others:

  .  Requiring you or a third party you authorize to provide some form of personal identification before we act on the telephone instructions;

  .  Confirming the telephone transaction in writing to you or a third party you authorized; and/or

  .  Tape-recording telephone instructions.

If we do not follow reasonable procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or prohibit telephone withdrawals. To request a telephone withdrawal, please call us at 800.352.9910.

Restrictions on Distributions from Certain Contracts

Section 830.105 of the Texas Government Code permits participants in the Texas
Optional Retirement Program to surrender their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

DEATH OF OWNER AND/OR ANNUITANT

Death Benefit Before the Annuity Commencement Date

If any owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day on which we receive a request for surrender or choice of applicable payment choice, due proof of death and any required forms at our Home Office.

If the owner is a non-natural entity, and any Annuitant dies before the Annuity
Commencement Date, the amount of proceeds payable is the death benefit (as defined below). Upon receipt of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The "death benefit" available is equal to the Contract Value on the first
Valuation Day we have received proof of death and all required forms at our
Home Office.

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract. Except as described below in the "Distribution Rules"
provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant if the owner is a non-natural entity.

The discussion below describes the methods available for distributing the value of the contract upon death.

How to Claim Proceeds and/or Death Benefit Payments

At the death of an owner (or any Annuitant if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone or in writing upon the death of an owner or Annuitant. We have the right to request that any notification of death given by telephone be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Payment Choices.  The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or to his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment
       Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional
       Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect to receive Monthly Income; or

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue his or her portion of the contract as the owner. If the surviving spouse elects to continue the contract, the terms of the contract will continue, except that:

      (1) the Guaranteed Payment Floor will be the Joint Guaranteed Payment
          Floor determined as of the date of the death of the deceased owner;

      (2) no additional purchase payments will be accepted; and

      (3) there will be no further step-up of the Guaranteed Payment Floor.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, payments will be made over a period of five years following the date of death.

If the designated beneficiary who is not the surviving spouse of the deceased elects to receive Monthly Income, under payment choice 4 above, then payments may be made provided that:

   (1) the first Monthly Income payment must be paid no later than one year after the date of death;

   (2) the period certain for the income plan is shorter than the designated beneficiary's life expectancy as determined by the Internal Revenue
       Service; and

   (3) the Earliest Income Date is less than one year after the date of death.

In addition, the following will apply:

   (1) the Guaranteed Payment Floor will be the Joint Guaranteed Payment Floor determined as of the date of the death of the deceased owner;

   (2) no additional purchase payments will be accepted; and

   (3) there will be no further step-up of the Guaranteed Payment Floor.

If your contract is a Qualified Contract, not all elections will satisfy required minimum distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. Consult a tax adviser before making an election.

Death Benefit On or After the Annuity Commencement Date

If any Annuitant dies on or after the Annuity Commencement Date, Income
Payments will be made as stated in the section discussing Income Payments. See the "Income Payments" and "Distribution Rules" provisions of this prospectus.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date and the Beneficiary is
the Surviving Spouse

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules do not apply to Qualified Contracts or contracts held by charitable remainder trusts and certain other entities. Contracts that are not subject to these rules may be subject to other distribution rules. Note that effective for owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the owner's death in order to satisfy required minimum distribution rules. See the "Tax Matters" provision of this prospectus. If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to
us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 or 4 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

When Death Occurs On or After the Annuity Commencement Date

If the last surviving Annuitant dies on or after the Annuity Commencement Date,
Monthly Income will be paid under the contract at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract; i.e., unless accelerated in accordance with the contract terms, Income Payments will continue to the beneficiary under the distribution method in effect at the time of death. Or, if chosen, the death benefit may be paid in a lump sum.

The lump sum amount will be the greater of (1) and (2) where:

   (1) is the present value of the Guaranteed Payment Floor for the number of years remaining in the period certain; and

   (2) is the present value of the Annual Income Amount for the number of years remaining in the period certain.

Present value will be calculated at rate of 1% above the Assumed Interest Rate at which the payments and Annuity Units were calculated. We will calculate the present value on the Valuation Day that we receive due proof of death and all required forms at our Home Office.

INCOME PAYMENTS

The Annuity Commencement Date is the date Income Payments begin under the contract, provided an Annuitant is still living on that date. You select the
Annuity Commencement Date at contract issue, which may be any Valuation Day after the first Valuation Day under the contract. Prior to the date that
Monthly Income begins, you may change the Annuity Commencement Date to any
Valuation Day after the First Valuation Day under the contract, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity
Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis. The Guaranteed Payment Floor is zero if the Annuity Commencement Date is prior to the Earliest Income Date.

To change the Annuity Commencement Date, send a written notice to our Home
Office at least 30 days prior to the proposed new Annuity Commencement Date. If you change the Annuity Commencement, and we consent to the new Annuity
Commencement Date, the Annuity Commencement Date will mean the new Annuity
Commencement Date you selected.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus.
Contracts issued to qualified retirement plans provide for Income Payments to start on the date and under the option specified by the plan.

Monthly Income

We will begin making Monthly Income payments to you on the Annuity Commencement
Date. Monthly Income will not vary during an Annuity Year.

Currently, we will pay an income benefit in the form of a Life Income with a 20 or 23 Year period certain. Other income plans may be available upon request. If you change your income plan to another income plan after the contract is issued, the Guaranteed Payment Floor will be zero. Adding a spousal Joint
Annuitant is not considered a change in income plan. You may only change your income plan prior to the Annuity Commencement Date.

Payments will continue for the life of the Annuitant under the Life Income with period certain plan if he or she lives longer than the period certain. If the
Annuitant dies before the end of the period certain, we will continue the remaining payments for the remaining period to you or to the designated payee.
Payments will continue for the life of the surviving Annuitant under the Joint
Life and Survivor Income with period certain plan if any Annuitant lives longer than the period certain. If both Annuitants die before the end of the period certain, the remaining payments will be paid to you or another payee you have designated.

The Initial Monthly Income Payment.  We determine the initial Monthly Income payment by taking the greater of:

   (1) the Guaranteed Payment Floor divided by 12; and

   (2) the Level Income Amount.

The Annual Income Amount is used to determine the Level Income Amount. The
Level Income Amount is the monthly amount that would result from applying the
Annual Income Amount to a twelve month, period certain, fixed single payment immediate annuity.

The initial Annual Income Amount for the Subaccount is equal to (1) multiplied by (2), divided by (3), where:

   (1) is the annual payment rate per $1,000 for your income plan using the
       Settlement Age(s) of the Annuitant and any Joint Annuitant as of the
       Annuity Commencement Date;

   (2) is the Annuity Commencement Value, less any premium tax; and

   (3) is $1,000.

Annual payments rates are based on the Annuity 2000 Mortality Tables using an assumed interest rate of 3%.

On the Annuity Commencement Date, if any Monthly Income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Annuity Commencement Value and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income Payments.  Monthly Income in subsequent Annuity Years will be calculated as of the first Valuation Day of each Annuity Year and is equal to the greater of (1) and (2) where:

   (1) is the subsequent Level Income Amount, minus any value in the Adjustment
       Account as of the date the last Monthly Income was paid divided by twelve; and

   (2) is the Guaranteed Payment Floor divided by twelve.

The Annual Income Amount is used to determine the Level Income Amount. The
Annual Income Amount in subsequent Annuity Years is determined by means of
Annuity Units.

The number of Annuity Units will be determined on the Annuity Commencement
Date. The number of Annuity Units for the Subaccount is (1) divided by (2)
where:

   (1) is the initial Annual Income Amount from the Subaccount; and

   (2) is the Annuity Unit value for the Subaccount as of the Annuity
       Commencement Date.

The Annual Income Amount for the Subaccount in each subsequent Annuity Year is the number of Annuity Units for the Subaccount multiplied by the Annuity Unit value for the Subaccount on the first Valuation Day of each Annuity Year. The
Annual Income Amount for each subsequent Annuity Year is equal to the sum of
Annual Income Amounts for the Subaccount.

The Annual Income Amount may be greater or less than the Annual Income Amount in the first Annuity Year. We guarantee that the Annual Income Amount in subsequent Annuity Years will not be affected by variations in mortality assumptions on which the Annual Income Amount in the first Annuity Year is based.

Determination of Annuity Unit Value.  The Annuity Unit value for the Subaccount for any Valuation Period is equal to the Annuity Unit value for the Subaccount for the preceding Valuation Period multiplied by the product of (1) and (2), where:

   (1) is the net investment factor for the Valuation Period for which the
       Annuity Unit value is being calculated; and

   (2) is an Assumed Interest Rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The Assumed Interest Rate factor in (2) is the daily equivalent of dividing (i)
one by (ii) one plus the Assumed Interest Rate of 3%. If a plan with a different Assumed Interest Rate is used to determine the initial payment, a different Assumed Interest Rate factor will be used to determine subsequent payments.

Adjustment Account.  An adjustment account is established on the Annuity
Commencement Date. The value of the Adjustment Account on the Annuity
Commencement Date is the greater of (1) and (2), where:

   (1) is zero (0); and

   (2) is the Guaranteed Payment Floor, minus twelve multiplied by the initial
       Level Income Amount.

The value of the Adjustment Account in subsequent Annuity Years is the greater of (1) and (2), where:

   (1) is zero (0); and

   (2) is the value of the Adjustment Account as of the prior Annuity Year, plus twelve multiplied by the Monthly Income for the current Annuity
       Year, minus twelve multiplied by the Level Income Amount for the current
       Annuity Year.

Guaranteed Payment Floor

Your initial purchase payment purchases a minimum guaranteed amount of annual income paid monthly beginning on or after the Annuity Commencement Date.

The initial Guaranteed Payment Floor is determined at the time the initial purchase payment is received. All or part of the initial Guaranteed Payment
Floor may be carried over from another annuity contract. Purchase payments that do not benefit from a higher carried over Guaranteed Payment Floor will receive an initial Guaranteed Payment Floor determined by multiplying the initial purchase payment by the Guaranteed Payment Floor Factor for the Annuitant's
Attained Age on the date the contract is issued as shown in your contract.

The Guaranteed Payment Floor does not change unless there are additional purchase payments, Gross Withdrawals, a step-up of Guaranteed Payment Floor or the death of an owner.

If you make additional purchase payments, your Guaranteed Payment Floor will be increased. The amount of increase in the Guaranteed Payment Floor will be (1)
multiplied by (2), where:

   (1) is the additional purchase payment amount; and

   (2) is the Guaranteed Payment Floor Factor for the Annuitant's Attained Age
       on the Valuation Day the purchase payment is received.

If approved by us, the above increase may be greater if a Guaranteed Payment
Floor amount is carried over from another annuity contract. In addition, we reserve the right to change the table of Guaranteed Payment Floor Factors as of
January 1 of each calendar year. We will send you the new table before the effective date of the change. Any change in the Guaranteed Payment Floor
Factors will apply to purchase payments received on or after the table is changed. Any change in the Guaranteed Payment Floor Factors will not affect your Guaranteed Payment Floor purchased before the effective date of the change.

Your Guaranteed Payment Floor may increase each year on the Annuitant's birthday. If the Annuitant's birthday does not fall on a Valuation Day, we will calculate the increase, if any, on the next Valuation Day. The Guaranteed
Payment Floor on that date is equal to the greater of (1) and (2), where:

   (1) is the Guaranteed Payment Floor prior to the Annuitant's birthday; and

   (2) is (a) multiplied by (b), where:

       a. is the Guaranteed Payment Floor Factor on the Annuitant's birthday for the Annuitant's Attained Age; and

       b. is the Contract Value on the first Valuation Day on or after the
          Annuitant's birthday.

The Guaranteed Payment Floor will be adjusted to reflect the amount withdrawn by reducing the Guaranteed Payment Floor in the same proportion that the
Contract Value is reduced by the Gross Withdrawal.

If on the Annuity Commencement Date there is a Joint Annuitant, the Guaranteed
Payment Floor will be the Joint Guaranteed Payment Floor.

Commutation of Monthly Income Payments

After the Annuity Commencement Date and prior to the end of the period certain, you may elect to commute the remaining period certain payments. The Commutation
Value is as of any Valuation Day we receive a written request for Commutation at our Home Office (the "Commutation Date"). Once the period certain is complete, there is no commuted value. However, should the Annuitant live beyond the period certain, Monthly Income payments will resume.

The Commutation Value is equal to (1) minus (2), where:

   (1) is the present value of the Annual Income Amount for the number of years remaining in the period certain as of the effective date of the lump sum payment; and

   (2) is the Adjustment Account as of the effective date of the lump sum payment.

Present value will be calculated using the Assumed Interest Rate, plus the total Separate Account charges. The effective date of the lump sum payment will be the Valuation Day that we receive your written request to apply this provision in a form acceptable to us at our Home Office.

Important Note on Commutation: Please consider your options carefully before you elect to commute your Monthly Income payments and receive the Commutation
Value. Because the payment you will receive is based on the number of years remaining in the period certain, you will lose the opportunity to receive a potentially significant amount of Monthly Income. Please consider, also, the adverse effect commuting your period certain Income Payments may have on your beneficiaries or designated payees.

Optional Payment Plans

Death proceeds or surrender value may be paid in one payment or, subject to the limitations below, left with us and paid under an optional payment plan
("Optional Payment Plan"). Proceeds paid under an Optional Payment Plan do not include Monthly Income payments payable upon the Annuity Commencement Date.

During the Annuitant's life, and before Income Payments begin, you (or the designated beneficiary at your death) can choose an Optional Payment Plan. If you change a designated beneficiary, your Optional Payment Plan selection will remain in effect unless you make a new selection. Any election or change in an
Optional Payment Plan must be sent to our Home Office in a form acceptable to
us. We do not allow any changes after Income Payments begin. If an Optional
Payment Plan has not been chosen at the death of the owner or Annuitant, your designated beneficiary can choose an Optional Payment Plan when we pay the
Death Benefit. See "The Death Benefit" provision of this prospectus.

The Optional Payment Plans listed below are available as either a fixed or variable income option. You must select one or the other; a combination is not permitted.

Fixed Income Options Under an Optional Payment Plan.  Fixed Income Payments
will begin on the date selected. All amounts are transferred to our General
Account and payments made will equal or exceed those required by the state where the contract is issued.

Variable Income Options Under an Optional Payment Plan.  Variable Income
Payments will begin within seven days of the requested start date. Variable
Income Payments after the first will reflect the investment experience of the
Subaccount. No minimum amount is guaranteed. Income Payments begin after the date we receive due proof of any owner's (or Annuitant's) death or a surrender.
We will determine your variable Income Payments in the manner described in the
"Death Benefit Before the Annuity Commencement Date" provision of this prospectus.

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain.  This option guarantees periodic payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating Income
   Payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Joint Life and Survivor Income.  This option provides for periodic payments to be made to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating Income Payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan.

Payments made under Optional Payment Plan 1 (Life Income with Period Certain)
and Optional Payment Plan 2 (Joint Life and Survivor Income) are not
redeemable. Optional Payment Plan 2 may not satisfy required distribution rules for all designated beneficiaries. Consult a tax adviser before electing one of these options.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k)
plan.

Tax deferral on earnings.  The federal income tax law does generally not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  .  an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  .  the investments of the Separate Account must be "adequately diversified"
     in accordance with Internal Revenue Service ("IRS") regulations; and

  .  the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction.  As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value over the annual purchase payments applied to the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses.
This disallowance does not apply if the nonnatural owner (entity) is taxable on the annual increase in the Contract Value in excess of the purchase payments made that year. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.  For a contract to be treated as an annuity contract

for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of the Total Return Fund in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated under the contract.

Although we do not control the investments of all of the Total Return Fund, we expect that the Total Return Fund will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Age at which Income Payments must begin.  Federal income tax rules do not expressly identify a particular age by which Income Payments must begin.
However, those rules do require that an annuity contract provide for amortization, through Income Payments, of the contract's purchase payments paid and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time.
If Income Payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment.  We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and full surrender.  A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your
"investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A full surrender occurs when you receive the total amount of the contract's
Surrender Value. In the case of a full surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

It is possible that certain additional amounts could be included in the gain under your contract for purposes of determining the tax treatment of withdrawals, e.g., amounts attributable to the Guaranteed Payment Floor.

Assignments and pledges.  The Code treats any assignment or pledge of (or agreement to assign or pledge) all or a portion of your Contract Value as a partial withdrawal or a full surrender, as the case may be.

Gifting a contract.  If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse
(or to your former spouse incident to divorce), you will pay tax on your
Contract Value to the extent it exceeds your "investment in the contract" (as defined above). In such a case, the new owner's "investment in the contract"
will be increased to reflect the amount included in your income.

Taxation of Income Payments.  The Code imposes tax on a portion of each Income
Payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your Income Payment.

Pursuant to the Code, you will pay tax on the full amount of your Income
Payments once you have recovered the total amount of the "investment in the contract." If Income Payments cease because of the death of the Annuitant(s)
and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

Taxation of death benefit.  We may distribute amounts from your contract because of the death of an owner, a joint owner, or if an owner is a non-natural entity, an Annuitant. The tax treatment of these amounts depends on whether the owner, or Annuitant (or joint owner or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  .  The death benefit is taxed to the designated beneficiary in the same manner as an Income Payment would have been taxed to the owner if received under an Optional Payment Plan.

  .  If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid On or After the Annuity Commencement Date:

  .  The death benefit is includible in income to the extent it exceeds the unrecovered "investment in the contract," provided the death benefit is received in accordance with the existing Optional Payment Plan. All Income
     Payments in excess of the unrecovered "investment in the contract" are includible in income.

The tax law imposes tax on a death benefit proceeds received in a lump sum to the extent that it exceeds the unrecovered "investment in the contract" at the time of payment.

Penalty taxes payable on surrender, partial withdrawals or Income Payments.
The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals, surrender or Income Payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  .  you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives of the taxpayer and his designated beneficiary; or

  .  the beneficiary receives on or after the death of the Owner (or the
     Annuitant, if the Owner is not a natural person).

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax.  Distributions from Non-Qualified Contracts will be considered
"investment income" for purposes of the Medicare tax on investment income.
Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract.  In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an Income Payment, surrender, or a partial withdrawal that you must include in income. For example:

  .  if you purchase a contract described by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  .  if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of these rules are not clear. However, these rules could affect:

  .  the amount of a surrender, a partial withdrawal or an Income Payment that you must include in income; and

  .  the amount that might be subject to a penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract (or a life insurance contract) for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable.
We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange.
Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section
1035 exchange are strongly advised to consult a tax adviser.

Upon death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the
Pension Protection Act of 2006 establishing annuity to long-term care Section
1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial
Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified
Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans and individual retirement arrangements. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings.
Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefit and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts.  The types of Qualified Contracts currently being offered include:

  .  Traditional Individual Retirement Accounts (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified
     Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  .  Roth IRAs.  Section 408A of the Code permits certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a
     Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10%
     IRS penalty tax may apply to distributions made: (1) before age 591/2
     (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth
     IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  .  Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the
     Annuitant. Only the owner, acting through its authorized
     representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  .  Corporate pension and profit-sharing plans under Section 401(a) of the
     Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

Terms of qualified retirement plans and Qualified Contracts.  The terms of a qualified retirement plan may affect your rights under a Qualified Contract.
When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans.  Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee
Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting and funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries;
prohibited transactions; withholding; and reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

There are specific Code and ERISA rules that apply to loans from qualified plans. Employer plans may have additional restrictions. Partial withdrawals permitted under this contract may not qualify as a qualified plan loan. There are specific Code rules that apply to death benefits under qualified plans, to which those features under this contract may be subject.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or plan fiduciary to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by
ERISA.

Guaranteed Payment Floor.  Distributions from Qualified Contracts generally must satisfy certain required "minimum distribution rules." It is unclear whether variable Income Payments subject to the Guaranteed Payment Floor feature will satisfy these rules. As a result, the availability of such payments could cause the disqualification of a Qualified Contract, which could result in increased taxes to the owner. We reserve the right to limit the availability of such payments, or to modify such payments, as necessary to preclude any such disqualification. In addition, the Guaranteed Payment Floor feature, could increase the amount of the minimum required distribution that must be taken from your contract.

IRAs and Roth IRAs.  The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with
IRA qualifications requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsed contract to the IRS for approval as to form. If you purchase the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts.  Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as Traditional IRA, Roth IRA or SEP could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts.  Although some of the federal income tax rules are the same for both
Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  .  the Code generally does not impose tax on the earnings under either
     Qualified or Non-Qualified Contracts until the earnings are distributed;

  .  the Code does not limit the amount of purchase payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  .  the Code does not allow a deduction for purchase payments made for
     Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  .  Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 72 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 72 for other Qualified Contracts. The actuarial value of certain benefit guarantees may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and
Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments.
These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

When distributions are to be made for married participants under certain qualified contracts, the form of distribution may have to be a qualified joint and survivor annuity. The form of distribution can be altered only with receipt of consent of the spouse and the Annuitant.

Amounts received under Qualified Contracts.  Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA (or a Roth 401(k)) if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan. Please note important changes to the required minimum distribution rules. Under

IRAs and defined contribution retirement plans, most non-spouse beneficiaries will no longer be able to satisfy these rules by "stretching" payouts over life. Instead, those beneficiaries will have to take their post-death distributions within ten years. Certain exceptions apply to "eligible designated beneficiaries," which include disabled and chronically ill individuals, individuals who are ten or less years younger than the deceased individual, and children who have not reached the age of majority. This change applies to distributions to designated beneficiaries of individuals who die on and after January 1, 2020. Consult a tax adviser if you are affected by these new rules.

Federal penalty taxes payable on distributions.  The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of
Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or Income Payment:

  .  received on or after the owner reaches age 59 1/2;

  .  received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  .  received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  to the extent it does not exceed the amount allowable as a deduction to the Owner, amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exceptions may vary.

On March 27, 2020, Congress passed the Coronavirus Aid, Relief and Economic
Security Act (the "CARES Act"). Among other provisions, the CARES Act includes temporary relief from certain tax rules applicable to Qualified Contracts, including rules related to required minimum distributions and retirement plan distributions. If you have been taking or plan to take distributions, including required minimum distributions, from an IRA or other qualified plan, you should consult with a tax adviser to determine how the CARES Act may impact your situation.

Moving money from one Qualified Contract or qualified retirement plan to another.  Rollovers and transfers:  In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a
403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers:  The direct rollover rules apply to certain payments (called
"eligible rollover distributions") from Section 401(a) plans, Section 403(b)
plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from
IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding
20% withholding by electing a direct rollover.

IRA conversions:  If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contracts cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations.
The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with
Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements.  The ongoing fees and expenses of the contract and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Total Return Fund that you will pay indirectly when your assets are allocated to the Total Return Fund, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning the Total Return Fund's fees and expenses is included in its prospectus.

The Company may receive fees from the investment adviser or distributor of the
Total Return Fund for certain administrative and other services we provide to you or to the Total Return Fund relating to the allocation of your assets to the Total Return Fund. Furthermore, the Company or our affiliate Capital
Brokerage Corporation may receive Rule 12b-1 fees from the Total Return Fund or its distributor for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the
Total Return Fund and its adviser and distributor is included in "The
Subaccount and the Total Return Fund" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer generally is paid a commission and may be paid a separate marketing allowance.
We currently do not pay compensation for the promotion and sale of the contracts; however, we reserve the right to do so in the future. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or full surrender, or Income Payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations"
section below for special withholding rules applicable to payees other than
U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST")
tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the
Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United
States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents.
Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to
us. We will ordinarily pay any partial withdrawal or full surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amount as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure
Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the
Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access
Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

       .  the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

       .  the New York Stock Exchange is closed for other than a regular holiday or weekend;

       .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrender, or death benefit until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALES OF THE CONTRACT

We have entered into an underwriting agreement with Capital Brokerage
Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage
Corporation is located at 6620 West Broad Street, Building 2, Richmond,
Virginia 23230.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage
Corporation is registered as a broker-dealer with the SEC under the Securities
Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory
Authority, Inc. ("FINRA").

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
800.289.9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital
Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed by the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts.
The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We currently do not pay compensation for the promotion and sale of the contracts, however, we reserve the right to do so in the future.

No commissions have been paid to Capital Brokerage Corporation for the sale of the contracts. No underwriting commissions were paid to Capital Brokerage
Corporation in any of the last three years. The Company and Capital Brokerage
Corporation reserve the right to discontinue offering the contracts at any time.

ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires otherwise, the amount of the refund you receive will equal your Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation as of the date we receive the contract. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you have previously taken. In certain states you may have more than
10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the
Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State
Corporation Commission of the Commonwealth of Virginia at all times. That
Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender or Survival

We may require proof of the age, gender, death or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate
Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in the Subaccount. The report also will show purchase payments and charges made during the statement period. As discussed on the prospectus cover page, beginning January 1, 2021 we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us, and instead we will make the Reports available on a website. In addition, you will receive a written confirmation when you make purchase payments or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933, as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov. (This uniform resource locator (URL) is an inactive textual reference only and is not intended to incorporate the SEC website into this prospectus.)

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the
Securities Exchange Act of 1934 in reliance on the exemption provided by Rule
12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable.
For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.

Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.

Natural and Man-Made Disasters

We are also exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners.
Catastrophic events may negatively affect the computer and other systems on which we rely, may interfere with our ability to receive, pick up and process mail, may interfere with our ability to calculate Contract Value, or may have other possible negative impacts. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios underlying your contract to lose value. There can be no assurance that we or the Portfolios or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

We outsource certain critical business functions to third parties and, in the event of a natural or man-made disaster, rely upon the successful implementation and execution of the business continuity planning of such entities. While we monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond our control. If one or more of the third parties to whom we outsource such critical business functions experience operational failures, our ability to administer the contract could be impaired.

Information Regarding the COVID-19 Pandemic.  The COVID-19 pandemic has resulted in operational disruptions, as well as market volatility and general economic uncertainty. To address operational disruptions in connection with the
COVID-19 pandemic, we have implemented business continuity plans so we can continue to provide services to our customers, even as many of our employees and the employees of our service providers continue to work remotely. While these efforts have been successful to date, we continue to be subject to risks that could negatively impact our operations, including system failure, mail delivery delays, unavailability of critical personnel due to illness or other reasons related to the pandemic, and disruptions to service providers.
Significant market volatility and negative market returns have occurred during the COVID-19 pandemic. While we are confident in our ability to manage the financial risks related to the COVID-19 pandemic, the extent and duration of such risks cannot be predicted with certainty, and prolonged negative economic conditions could have a negative impact on our financial condition. It is possible these risks could impact our financial strength and claims-paying ability.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

Lehman Brothers Special Financing, Inc.

In Lehman Brothers Special Financing, Inc. v. Bank of America National
Association, et al, in U.S. Bankruptcy Court, Southern District of New York,
Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the
Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings,
Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant
Group") were not entitled to the

amounts received. On June 28, 2016, the Bankruptcy Court granted our motion to dismiss , the Bankruptcy Court's order became final and appealable on January
24, 2017 , and no claims remain against the Company. LBSF filed a notice of appeal on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11,
2020, the Court of Appeals for the Second Circuit issued a decision affirming the dismissal of this case.

Cost of Insurance Litigation

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of
Virginia captioned TVPX ARX INC., et al v. Genworth Life and Annuity Insurance
Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI")
charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of
Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of
Virginia. We moved to enjoin the prosecution of the Eastern District of
Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of
Georgia. Plaintiff filed an amended complaint on November 13, 2018. On
November 16, 2018, the Eastern District of Virginia court stayed the case for
60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern
District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle
District of Georgia granted our Motion to Enjoin and denied our Motion for
Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia.

On March 29, 2019, plaintiff filed a Notice of Appeal in the Middle District of
Georgia, notifying the Court of its appeal to the United States Court of
Appeals for the Eleventh Circuit from the Order granting our Motion to Enjoin.
On March 29, 2019, we filed our Notice of Cross-Appeal in the Middle District of Georgia, notifying the Court of our cross-appeal to the Eleventh Circuit from the portion of the order denying our Motion for Leave to file our counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. We filed our response to plaintiff's appeal memorandum and our memorandum in support of our cross-appeal on July 3, 2019. Plaintiff filed its reply in support of its appeal and response to our cross-appeal on
August 20, 2019, and we filed our reply memorandum in support of our cross-appeal on September 20, 2019. Plaintiff's appeal and our cross-appeal are now fully briefed and waiting for disposition by the Eleventh Circuit. The
Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and our cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court
of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether we had altered how we calculate or charge COI since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on our counterclaim. We intend to continue to vigorously defend the dismissal of the action.

On April 6, 2020, we were named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of
Virginia, captioned Brighton Trustees, LLC, et al v. Genworth Life and Annuity
Insurance Company. On May 13, 2020, we were also named as a defendant in a putative class action lawsuit filed in the United States District Court for the
Eastern District of Virginia captioned Daubenmier, et al v. Genworth Life and
Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District
Court for the Eastern District of Virginia issued an order consolidating the
Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that we subjected policyholders to an unlawful and excessive COI increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5 million. On August 31, 2020, we filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. We intend to vigorously defend this action.

On January 21, 2021, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon
captioned McMillan, et al , v. Genworth Life and Annuity Insurance Company,
Case No. 1:21-cv-00091. Plaintiff seeks to represent life insurance policyholders with policies issued by Federal Home Life Insurance Company, which subsequently merged with the Company on January 1, 2007. Plaintiff alleges that we impermissibly calculated COI rates to be higher than that permitted by plaintiff's policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5 million. On April 5, 2021, we filed an answer to plaintiff's complaint. We intend to vigorously defend this action.

Unclaimed Property

The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. On December 16, 2020, the parties settled this action for $120,000.

North Carolina Audit

On May 31, 2019, the Company and certain affiliates received draft audit reports from the North Carolina Department of Revenue that examined tax credits received for investing in certain renewal energy projects from the period beginning January 1, 2014 and ending December 31, 2016. The Department of
Revenue alleges that these tax credits were improper transactions because the
Genworth entities were not bona fide partners of the investor/promotor
Stonehenge Capital Company, LLC. On July 15, 2019, we responded to the
Department of Revenue, stating that we intend to contest the disallowance of the credits. On July 17, 2019, the Department of Revenue replied that their position regarding their audit conclusions has not changed and that they will proceed with finalizing the audit. On July 24, 2019, we received Notices of
Proposed Adjustments and tax assessments for the Company and certain of the affiliates totaling $4.4 million from the Department of Revenue. On August 27,
2019, we submitted our NC-Form 242 Objection to these tax assessments. On
December 5, 2019, we received Notices of Proposed Adjustments and tax assessments for the Company and Genworth Life Insurance Company totaling approximately $600,000. On January 14, 2020, we submitted our NC-Form 242
Objection to these tax assessments. We intend to continue to vigorously defend our position and any legal proceedings that may arise.

At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations.
In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the
Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the
Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the
Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.


Statement of Additional Information                             Page

Legal Developments Regarding Employment-Related Benefit Plans.. B-6


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling 800.352.9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate
Account, Form P1165 4/05 (MyClearCourse(R)) to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                          Street

________________________________________________________________________________
         City                                                    State   Zip

Signature of Requestor _________________________________________________________

                    Statement of Additional Information For
   Flexible Purchase Payment Variable Income with Guaranteed Minimum Income
                   Immediate and Deferred Annuity Contracts

                                Form P1165 4/05
                            Endorsement P5322 1/06

                                  Issued by:
Genworth Life and Annuity Insurance Company Genworth Life & Annuity VA Separate
                                   Account 2
                            6610 West Broad Street
                           Richmond, Virginia 23230
                        Telephone Number: 800.352.9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated April 30, 2021, for the Flexible
Purchase Payment Variable Income with Guaranteed Minimum Income Immediate and
Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance
Company through its Genworth Life & Annuity VA Separate Account 2. The terms used in the current prospectus for the Flexible Purchase Payment Variable
Income with Guaranteed Minimum Income Immediate and Deferred Annuity Contracts
are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:      800.352.9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative

The date of this Statement of Additional Information is April 30, 2021.

                                      B-1


Legal Developments Regarding Employment-Related Benefit Plans. B-6


                                      B-2

The Company

We are a stock life insurance company operating under a charter granted by the
Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of
Virginia. An affiliate of our former ultimate parent company acquired GLAIC on
April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"), a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers.

On October 21, 2016, Genworth entered into an agreement and plan of merger with
Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings
Group Co., Ltd., a limited liability company incorporated in the People's
Republic of China (together with its affiliates, "China Oceanwide"), and Asia
Pacific Global Capital USA Corporation, a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC, which is a
Delaware limited liability company and owned by China Oceanwide.

On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide.

We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of
New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia
23230.

Our principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In
March 2016, we suspended sales of traditional life insurance and fixed annuity products. We continue, however, to service our existing retained and reinsured blocks of business.

We also have other products that have not been actively sold since 2011, but we continue to service our existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

We do business in the District of Columbia, Bermuda, and all states, except New
York.

We are subject to regulation by the State Corporation Commission of the
Commonwealth of Virginia. We file an annual statement with the Virginia
Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State
Corporation Commission, Bureau of Insurance, of the Commonwealth of Virginia at
least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America
Corporation (formerly, GNA Corporation) directly owns the stock of Capital
Brokerage Corporation and the Company. Genworth North America Corporation is
indirectly owned by Genworth.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such
Separate Account will be divided into one or more Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the
"Eligible Portfolios"), and net premiums under the contracts shall be allocated to one or more Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

The Contracts

Net Investment Factor

The net investment factor measures investment performance of the Subaccount during a Valuation Period. The Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

                                      B-3

   (a) is the result of:

      (1) the value of the net assets of the Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of the Subaccount during the Valuation
          Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against the Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of the
          Subaccount); and

   (b) is the value of the net assets of the Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.

Termination of Participation Agreement

The participation agreement pursuant to which the State Street Variable
Insurance Series Funds, Inc. -- Total Return Fund ("Total Return Fund") sells its shares to the Separate Account contains a provision regarding the circumstances in which the agreement may be terminated. This agreement may be terminated at the option of any party upon one-hundred eighty (180) days'
advance written notice to the other parties, unless a shorter time is agreed to by the parties.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccount investing in the Total Return Fund. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the Total Return Fund

Standardized Total Return.  Sales literature or advertisements may quote total return, including average annual total return for the Subaccount for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the Total Return Fund, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount investing in the Total Return Fund (after deductions for the Total Return Fund's expenses, and the mortality and expense risk fees).

   (2) Standardized total return does not reflect the deduction of any premium taxes.

   (3) Standardized total return will then be calculated according to the following formula:

TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Total Return Fund has provided the price information used to calculate the historical performance of the Subaccount. We have no reason to doubt the accuracy of the figures provided by the Total Return Fund. We have not independently verified such information.

                                      B-4

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of
Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. (See the "Tax Matters" section of the prospectus.) Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we may currently impose a charge), charges for such taxes attributable to the
Separate Account may also be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death, or

      (2) as Income Payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the
"designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a
Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignment. See the "Tax Matters"
provision of the prospectus.

                                      B-5

The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application or by filing a written request with our Home Office.
Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad
Street, Richmond, Virginia 23230. The contract number and each Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax
Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women.
Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life And Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.
Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts

The statutory financial statements of Genworth Life and Annuity Insurance
Company as of December 31, 2020 and 2019, and for each of the years in the three-year period ended December 31, 2020, and the financial statements of the
Genworth Life & Annuity VA Separate Account 2 (comprised of the subaccounts listed in the appendix of our report) as of December 31, 2020 and for each of the years listed in the appendix of the report, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report relating to Genworth Life and Annuity Insurance Company's financial statements, dated April 22, 2021, states that Genworth Life and
Annuity Insurance Company prepared its financial statements using statutory

                                      B-6

accounting practices prescribed or permitted by the Virginia State Corporation
Commission, Bureau of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles.
Accordingly, the KPMG LLP report states that Genworth Life and Annuity
Insurance Company's financial statements are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The KPMG LLP report also refers to a change to the valuation of variable annuity and other contracts pursuant to section 21 of the Valuation
Manual (VM-21).

The business address for KPMG LLP is 1021 East Cary Street, Suite 2000,
Richmond, Virginia 23219.

Financial Statements

The Statement of Additional Information contains the statutory financial statements of the Company and the financial statements of the Separate Account.
You should distinguish the financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                                      B-7
GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 FINANCIAL STATEMENTS YEAR ENDED DECEMBER 31, 2020 (WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM THEREON) GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Table of Contents Year ended December 31, 2020
PAGE ----- Report of Independent Registered Public Accounting Firm.................... F-1 Statements of Assets and Liabilities....................................... F-4 Statements of Operations................................................... F-10 Statements of Changes in Net Assets........................................ F-16 Notes to Financial Statements.............................................. F-33
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 2: Opinion on the Financial Statements We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 2 (the Separate Account) as of December 31, 2020, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles. Basis for Opinion These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion. /s/ KPMG LLP We have served as the Separate Account's auditor since 1996. Richmond, Virginia April 20, 2021 F-1 APPENDIX Statement of assets and liabilities as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended. AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B AB Global Thematic Growth Portfolio -- Class B AB Growth and Income Portfolio -- Class B AB International Value Portfolio -- Class B AB Large Cap Growth Portfolio -- Class B AB Small Cap Growth Portfolio -- Class B AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares (2) Invesco Oppenheimer V.I. Global Fund -- Series II Shares Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares Invesco V.I. American Franchise Fund -- Series I shares Invesco V.I. American Franchise Fund -- Series II shares (2) Invesco V.I. Comstock Fund -- Series II shares Invesco V.I. Core Equity Fund -- Series I shares Invesco V.I. Equity and Income Fund -- Series II shares Invesco V.I. International Growth Fund -- Series II shares Invesco V.I. Value Opportunities Fund -- Series II Shares (2) American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares BlackRock Basic Value V.I. Fund -- Class III Shares BlackRock Global Allocation V.I. Fund -- Class III Shares BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 Eaton Vance Variable Trust VT Floating -- Rate Income Fund Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Service Shares (1) Federated Hermes Kaufmann Fund II -- Service Shares (1) Fidelity(R) Variable Insurance Products Fund VIP Balanced Portfolio -- Service Class 2 VIP Contrafund(R) Portfolio -- Service Class 2 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 VIP Equity-Income Portfolio -- Service Class 2 VIP FundsManager(R) 50% Portfolio -- Service Class 2 VIP FundsManager(R) 60% Portfolio -- Service Class 2 VIP Growth & Income Portfolio -- Service Class 2 VIP Growth Opportunities Portfolio -- Service Class 2 VIP Growth Portfolio -- Service Class 2 VIP Investment Grade Bond Portfolio -- Service Class 2 VIP Mid Cap Portfolio -- Service Class 2 VIP Value Strategies Portfolio -- Service Class 2 F-2 Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares Franklin Income VIP Fund -- Class 2 Shares Franklin Mutual Shares VIP Fund -- Class 2 Shares Templeton Growth VIP Fund -- Class 2 Shares Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares Janus Aspen Series Janus Henderson Balanced Portfolio -- Service Shares Janus Henderson Forty Portfolio -- Service Shares Legg Mason Partners Variable Equity Trust ClearBridge Variable Aggressive Growth Portfolio -- Class II (2) ClearBridge Variable Dividend Strategy Portfolio -- Class II ClearBridge Variable Large Cap Value Portfolio -- Class I MFS(R) Variable Insurance Trust MFS(R) Investors Trust Series -- Service Class Shares (2) MFS(R) Total Return Series -- Service Class Shares MFS(R) Utilities Series -- Service Class Shares MFS(R) Variable Insurance Trust II MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares High Yield Portfolio -- Administrative Class Shares Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares Total Return Portfolio -- Administrative Class Shares State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares Premier Growth Equity V.I.S. Fund - Class 1 Shares (2) Real Estate Securities V.I.S. Fund -- Class 1 Shares S&P 500(R) Index V.I.S. Fund -- Class 1 Shares Small-Cap Equity V.I.S. Fund -- Class 1 Shares Total Return V.I.S. Fund -- Class 3 Shares U.S. Equity V.I.S. Fund -- Class 1 Shares The Prudential Series Fund Jennison 20/20 Focus Portfolio -- Class II Shares Jennison Portfolio -- Class II Shares Natural Resources Portfolio -- Class II Shares Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2 (1)See Note 1 to the financial statements for the former name of the subaccount. (2)Available as investment options for contracts, but not shown on the statements as there was no activity from January 1, 2019 through December 31, 2020. F-3 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Assets and Liabilities December 31, 2020
AB VARIABLE PRODUCTS SERIES FUND, INC. ----------------------------------------------------------------- AB AB BALANCED GLOBAL AB AB AB WEALTH THEMATIC GROWTH AND INTERNATIONAL LARGE CAP STRATEGY GROWTH INCOME VALUE GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS B CLASS B CLASS B CLASS B CLASS B ---------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $982,193 $70,035 $712,689 $2,314,429 $227,147 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- -- TOTAL ASSETS 982,193 70,035 712,689 2,314,429 227,147 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 43 3 23 95 7 Payable for units withdrawn 2 2 510 213 -- TOTAL LIABILITIES 45 5 533 308 7 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 975,586 70,030 712,156 2,204,451 227,140 Variable annuity contract owners in the annuitization period 6,562 -- -- 109,670 -- NET ASSETS $ 982,148 $70,030 $712,156 $2,314,121 $227,140 Investments in securities at cost $1,015,429 $36,740 $691,139 $2,109,632 $121,757 Shares outstanding 93,810 1,728 25,068 161,397 3,176
AMERICAN CENTURY VARIABLE AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) PORTFOLIOS II, (CONTINUED) INC. ------------------------------------------------------------------ -------------- INVESCO INVESCO INVESCO INVESCO V.I. V.I. V.I. VP V.I. CORE EQUITY AND INTERNATIONAL INFLATION COMSTOCK EQUITY INCOME GROWTH PROTECTION FUND -- FUND -- FUND -- FUND -- FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES CLASS II -------------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $1,548,674 $592,954 $1,242,566 $1,502,633 $2,438,876 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- -- TOTAL ASSETS 1,548,674 592,954 1,242,566 1,502,633 2,438,876 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 62 21 60 54 98 Payable for units withdrawn 2 1 -- 421 62 TOTAL LIABILITIES 64 22 60 475 160 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 1,548,610 592,932 1,230,714 1,502,158 2,330,971 Variable annuity contract owners in the annuitization period -- -- 11,792 -- 107,745 NET ASSETS $1,548,610 $592,932 $1,242,506 $1,502,158 $2,438,716 Investments in securities at cost $1,560,601 $644,340 $1,086,264 $1,221,489 $2,292,323 Shares outstanding 96,371 19,486 69,729 35,879 219,917
See accompanying notes to financial statements. F-4 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Assets and Liabilities -- Continued December 31, 2020
AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO OPPENHEIMER OPPENHEIMER INVESCO INVESCO OPPENHEIMER INVESCO AB V.I. V.I. OPPENHEIMER OPPENHEIMER V.I. V.I. SMALL CAP CAPITAL CONSERVATIVE V.I. V.I. MAIN STREET AMERICAN GROWTH APPRECIATION BALANCED GLOBAL MAIN STREET SMALL CAP FRANCHISE PORTFOLIO -- FUND -- FUND -- FUND -- FUND(R) -- FUND(R) -- FUND -- CLASS B SERIES II SHARES SERIES II SHARES SERIES II SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES -------------------------------------------------------------------------------------------------------------------- $3,046,678 $202,559 $452,458 $11,766,540 $773,436 $2,848,049 $159,208 -- -- -- -- -- -- -- -- -- -- -- -- -- -- 3,046,678 202,559 452,458 11,766,540 773,436 2,848,049 159,208 125 7 21 461 30 117 5 1,124 -- 1 857 2 372 -- 1,249 7 22 1,318 32 489 5 2,934,239 202,552 414,331 11,215,253 773,404 2,737,581 159,203 111,190 -- 38,105 549,969 -- 109,979 -- $3,045,429 $202,552 452,436 11,765,222 $773,404 2,847,560 $159,203 $2,290,146 $152,505 $345,786 $9,356,042 $694,960 $2,186,424 $88,638 120,137 2,951 25,592 229,099 26,218 105,836 1,787
COLUMBIA FUNDS VARIABLE SERIES EATON VANCE BLACKROCK VARIABLE SERIES FUNDS, INC. TRUST II VARIABLE TRUST ----------------------------------------------------------------------------------------------------------------- BLACKROCK COLUMBIA BLACKROCK BLACKROCK BLACKROCK LARGE CAP VARIABLE ADVANTAGE BASIC GLOBAL FOCUS CTIVP/SM/ -- PORTFOLIO -- U.S. TOTAL VALUE ALLOCATION GROWTH LOOMIS SAYLES OVERSEAS MARKET V.I. V.I. V.I. GROWTH CORE VT V.I. FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- FLOATING-RATE CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS 1 CLASS 2 INCOME FUND ----------------------------------------------------------------------------------------------------------------- $141,320 $833,030 $114,314,926 $6,917 $13,652,173 $247,140 $3,430,233 -- -- -- -- -- -- 8,588 -- -- -- -- -- -- 43 141,320 833,030 114,314,926 6,917 13,652,173 247,140 3,438,864 5 33 5,142 -- 540 10 138 -- -- 210,067 -- 100 2 -- 5 33 215,209 -- 640 12 138 141,315 832,997 109,068,475 6,917 12,891,193 247,128 3,331,299 -- -- 5,031,242 -- 760,340 -- 107,427 $141,315 $832,997 $114,099,717 $6,917 $13,651,533 $247,128 $3,438,726 $131,955 $818,347 $99,590,282 $4,416 $10,442,561 $224,698 $3,483,960 8,075 61,889 7,017,491 328 275,579 17,540 379,871
See accompanying notes to financial statements. F-5 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Assets and Liabilities -- Continued December 31, 2020
FEDERATED HERMES INSURANCE SERIES FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND ----------------------------- ----------------------------------------------- FEDERATED HERMES VIP HIGH FEDERATED DYNAMIC INCOME HERMES VIP VIP CAPITAL BOND KAUFMANN BALANCED CONTRAFUND(R) APPRECIATION FUND II -- FUND II -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SHARES SERVICE SHARES SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 ---------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $124,308 $2,847,359 $5,310,160 $3,988,240 $137,969 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- -- TOTAL ASSETS 124,308 2,847,359 5,310,160 3,988,240 137,969 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 4 111 236 166 6 Payable for units withdrawn 1 58 612 1 1 TOTAL LIABILITIES 5 169 848 167 7 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 124,303 2,740,048 5,206,803 3,988,073 137,962 Variable annuity contract owners in the annuitization period -- 107,142 102,509 -- -- NET ASSETS $124,303 $2,847,190 $5,309,312 $3,988,073 $137,962 Investments in securities at cost $124,585 $2,404,811 $4,135,582 $2,736,760 $86,116 Shares outstanding 19,484 120,396 234,548 85,346 8,242
FIDELITY(R) VARIABLE INSURANCE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) PRODUCTS TRUST ------------------------------- -------------------------------------------- VIP FRANKLIN VIP VALUE FRANKLIN FRANKLIN MUTUAL MID CAP STRATEGIES ALLOCATION INCOME SHARES PORTFOLIO -- PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES --------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $2,764,531 $211,769 $3,839,457 $9,564,350 $1,612,790 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- 440 752 -- TOTAL ASSETS 2,764,531 211,769 3,839,897 9,565,102 1,612,790 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 119 7 203 464 62 Payable for units withdrawn 1 -- -- -- 1 TOTAL LIABILITIES 120 7 203 464 63 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 2,764,411 211,762 3,641,929 8,596,600 1,612,727 Variable annuity contract owners in the annuitization period -- -- 197,765 968,038 -- NET ASSETS $2,764,411 $211,762 $3,839,694 $9,564,638 $1,612,727 Investments in securities at cost $2,296,895 $165,977 $4,487,694 $9,477,050 $1,656,877 Shares outstanding 74,136 15,480 707,082 635,928 97,215
See accompanying notes to financial statements. F-6 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Assets and Liabilities -- Continued December 31, 2020
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) ----------------------------------------------------------------------------------------------------------------- VIP VIP VIP VIP VIP VIP GROWTH & GROWTH VIP INVESTMENT EQUITY-INCOME FUNDSMANAGER(R) FUNDSMANAGER(R) INCOME OPPORTUNITIES GROWTH GRADE BOND PORTFOLIO -- 50% PORTFOLIO -- 60% PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 ----------------------------------------------------------------------------------------------------------------- $15,450,343 $25,448,801 $90,488,354 $482,902 $11,362,865 $310,862 $9,631,756 -- -- -- -- -- -- -- -- -- -- -- -- -- 490 15,450,343 25,448,801 90,488,354 482,902 11,362,865 310,862 9,632,246 600 1,106 3,899 19 458 6 393 705 64 1,447 1 1,093 -- -- 1,305 1,170 5,346 20 1,551 6 393 14,681,713 25,447,631 90,483,008 482,882 10,808,077 310,856 9,094,600 767,325 -- -- -- 553,237 -- 537,253 $15,449,038 $25,447,631 $90,483,008 $482,882 $11,361,314 $310,856 $9,631,853 $13,615,063 $20,853,791 $81,995,245 $449,773 $7,996,348 $193,612 $8,995,400 666,538 1,883,701 8,000,739 22,233 149,335 3,091 702,023
FRANKLIN TEMPLETON VARIABLE INSURANCE GOLDMAN SACHS PRODUCTS TRUST VARIABLE LEGG MASON PARTNERS VARIABLE EQUITY MFS(R) VARIABLE (CONTINUED) INSURANCE TRUST JANUS ASPEN SERIES TRUST INSURANCE TRUST -------------------------------------------------------------------------------------------------------------------- GOLDMAN SACHS CLEARBRIDGE CLEARBRIDGE GOVERNMENT JANUS JANUS VARIABLE VARIABLE MFS(R) TOTAL TEMPLETON MONEY HENDERSON HENDERSON DIVIDEND LARGE CAP RETURN GROWTH MARKET BALANCED FORTY STRATEGY VALUE SERIES -- VIP FUND -- FUND -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 SHARES SERVICE SHARES SERVICE SHARES SERVICE SHARES CLASS II CLASS I CLASS SHARES -------------------------------------------------------------------------------------------------------------------- $138,390 $10,280,212 $7,595,927 $1,784,759 $6,102 $49,373 $3,421,034 -- 52 -- -- -- -- -- -- 200,450 914 -- -- -- -- 138,390 10,480,714 7,596,841 1,784,759 6,102 49,373 3,421,034 5 444 333 78 -- 2 135 1 -- -- -- 1 -- -- 6 444 333 78 1 2 135 138,384 10,440,453 6,873,664 1,784,681 -- 49,371 3,352,255 -- 39,817 722,844 -- 6,101 -- 68,644 $138,384 $10,480,270 $7,596,508 $1,784,681 $6,101 $49,371 $3,420,899 $141,761 $10,280,212 $5,385,821 $1,222,583 $4,604 $46,932 $2,836,211 12,389 10,280,212 164,771 33,700 275 2,489 134,158
See accompanying notes to financial statements. F-7 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Assets and Liabilities -- Continued December 31, 2020
MFS(R) VARIABLE INSURANCE MFS(R) VARIABLE TRUST INSURANCE (CONTINUED) TRUST II PIMCO VARIABLE INSURANCE TRUST --------------- --------------- ------------------------------------------ MFS(R) MASSACHUSETTS MFS(R) INVESTORS LONG-TERM U.S. UTILITIES GROWTH STOCK ALL ASSET HIGH YIELD GOVERNMENT SERIES -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SERVICE ADVISOR ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES ------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $266,900 $29,729 $157,008 $2,474,135 $5,583,018 Dividend receivable -- -- -- 10,040 8,047 Receivable for units sold -- -- -- -- 818 TOTAL ASSETS 266,900 29,729 157,008 2,484,175 5,591,883 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 14 1 6 103 228 Payable for units withdrawn 1 -- -- 66 -- TOTAL LIABILITIES 15 1 6 169 228 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 266,885 29,728 157,002 2,376,204 5,270,675 Variable annuity contract owners in the annuitization period -- -- -- 107,802 320,980 NET ASSETS $266,885 $29,728 $157,002 $2,484,006 $5,591,655 Investments in securities at cost $209,346 $21,790 $147,335 $2,393,619 $5,236,019 Shares outstanding 7,694 1,205 14,006 308,881 377,997
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. WELLS FARGO (CONTINUED) THE PRUDENTIAL SERIES FUND VARIABLE TRUST -------------- ----------------------------------------------- -------------- WELLS FARGO U.S. JENNISON VT EQUITY 20/20 NATURAL OMEGA V.I.S. FOCUS JENNISON RESOURCES GROWTH FUND -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- FUND -- CLASS 1 SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS 2 ---------------------------------------------------------------------------------------------------------------------- ASSETS: Investments at fair value (note 2b) $135,287 $15,833 $114,293 $3,079,444 $33,124 Dividend receivable -- -- -- -- -- Receivable for units sold -- -- -- -- -- TOTAL ASSETS 135,287 15,833 114,293 3,079,444 33,124 LIABILITIES: Accrued expenses payable to affiliate (note 4b) 4 -- 4 130 2 Payable for units withdrawn -- 2 -- 437 -- TOTAL LIABILITIES 4 2 4 567 2 NET ASSETS ATTRIBUTABLE TO: Variable annuity contract owners in the accumulation period 135,283 15,831 114,289 2,968,101 33,122 Variable annuity contract owners in the annuitization period -- -- -- 110,776 -- NET ASSETS $135,283 $15,831 $114,289 $3,078,877 $33,122 Investments in securities at cost $104,627 $7,477 $57,976 $2,795,688 $22,506 Shares outstanding 2,539 336 943 117,491 819
See accompanying notes to financial statements. F-8 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Assets and Liabilities -- Continued December 31, 2020
PIMCO VARIABLE INSURANCE TRUST (CONTINUED) STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. --------------------------------------------------------------------------------------------------------- REAL TOTAL ESTATE S&P 500(R) SMALL-CAP TOTAL LOW DURATION RETURN SECURITIES INDEX EQUITY RETURN PORTFOLIO -- PORTFOLIO -- INCOME V.I.S. V.I.S. V.I.S. V.I.S. ADMINISTRATIVE ADMINISTRATIVE V.I.S. FUND -- FUND -- FUND -- FUND -- FUND -- CLASS SHARES CLASS SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 3 SHARES --------------------------------------------------------------------------------------------------------- $10,119,477 $12,137,433 $8,964 $2,515,755 $3,363 $168,185 $131,360,443 5,612 20,347 -- -- -- -- -- 1,085 1,572 -- -- -- -- -- 10,126,174 12,159,352 8,964 2,515,755 3,363 168,185 131,360,443 412 487 1 97 5 6 6,174 -- -- 1 21 1 -- 2,135 412 487 2 118 6 6 8,309 9,590,720 11,729,779 8,962 2,406,714 3,357 168,179 117,315,799 535,042 429,086 -- 108,923 -- -- 14,036,335 $10,125,762 $12,158,865 $8,962 $2,515,637 $3,357 $168,179 $131,352,134 $10,061,989 $11,627,230 $8,452 $2,540,151 $2,031 $154,511 $126,768,444 974,901 1,047,233 718 209,297 67 11,472 7,927,607
See accompanying notes to financial statements. F-9 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Operations
AB VARIABLE PRODUCTS SERIES FUND, INC. ---------------------------------------------------------------------- AB AB BALANCED GLOBAL AB AB AB WEALTH THEMATIC GROWTH AND INTERNATIONAL LARGE CAP STRATEGY GROWTH INCOME VALUE GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- CLASS B CLASS B CLASS B CLASS B CLASS B ------------ ------------ ------------ ------------- ------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $19,313 $274 $9,226 $33,470 $-- Mortality and expense risk and administrative charges (note 4a) 14,931 911 8,531 38,931 2,205 NET INVESTMENT INCOME (EXPENSE) 4,382 (637) 695 (5,461) (2,205) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (20,320) 7,189 (18,789) (148,018) 1,815 Change in unrealized appreciation (depreciation) 54,645 8,372 (1,237) 90,249 42,076 Capital gain distributions 27,521 5,763 37,782 -- 15,657 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 61,846 21,324 17,756 (57,769) 59,548 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $66,228 $20,687 $18,451 $(63,230) $57,343
AMERICAN CENTURY VARIABLE AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) PORTFOLIOS II, (CONTINUED) INC. --------------------------------------------------------------------- -------------- INVESCO INVESCO INVESCO INVESCO V.I. V.I. V.I. VP V.I. CORE EQUITY AND INTERNATIONAL INFLATION COMSTOCK EQUITY INCOME GROWTH PROTECTION FUND -- FUND -- FUND -- FUND -- FUND -- SERIES II SHARES SERIES I SHARES SERIES II SHARES SERIES II SHARES CLASS II ---------------- --------------- ---------------- ---------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------------------------ INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $30,361 $7,232 $25,536 $29,808 $42,538 Mortality and expense risk and administrative charges (note 4a) 20,307 93,142 20,474 45,431 53,205 NET INVESTMENT INCOME (EXPENSE) 10,054 (85,910) 5,062 (15,623) (10,667) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (27,664) (136,399) 14,465 353,437 102,901 Change in unrealized appreciation (depreciation) (39,056) 21,337 18,575 (302,873) 172,824 Capital gain distributions 37,750 124,758 52,790 32,491 -- NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (28,970) 9,696 85,830 83,055 275,725 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $(18,916) $(76,214) $90,892 $67,432 $265,058
See accompanying notes to financial statements. F-10 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Operations -- Continued
AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -------------------------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO OPPENHEIMER OPPENHEIMER INVESCO INVESCO OPPENHEIMER INVESCO AB V.I. V.I. OPPENHEIMER OPPENHEIMER V.I. V.I. SMALL CAP CAPITAL CONSERVATIVE V.I. V.I. MAIN STREET AMERICAN GROWTH APPRECIATION BALANCED GLOBAL MAIN STREET SMALL CAP FRANCHISE PORTFOLIO -- FUND -- FUND -- FUND -- FUND(R) -- FUND(R) -- FUND -- CLASS B SERIES II SHARES SERIES II SHARES SERIES II SHARES SERIES II SHARES SERIES II SHARES SERIES I SHARES -------------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 -------------------------------------------------------------------------------------------------------------------------- $-- $-- $7,913 $45,884 $11,585 $9,338 $94 25,066 2,182 7,773 101,092 99,456 38,093 1,485 (25,066) (2,182) 140 (55,208) (87,871) (28,755) (1,391) 68,027 6,873 17,688 232,535 930,601 40,577 967 682,898 23,847 23,009 1,935,584 (982,426) 489,918 36,791 189,542 26,595 10,001 380,505 98,108 37,237 9,801 940,467 57,315 50,698 2,548,624 46,283 567,732 47,559 $915,401 $55,133 $50,838 $2,493,416 $(41,588) $538,977 $46,168
COLUMBIA FUNDS VARIABLE SERIES EATON VANCE BLACKROCK VARIABLE SERIES FUNDS, INC. TRUST II VARIABLE TRUST --------------------------------------------------------------------------------------------------------------------- BLACKROCK COLUMBIA BLACKROCK BLACKROCK BLACKROCK LARGE CAP VARIABLE ADVANTAGE BASIC GLOBAL FOCUS CTIVP/SM/ -- PORTFOLIO -- U.S. TOTAL VALUE ALLOCATION GROWTH LOOMIS SAYLES OVERSEAS VT MARKET V.I. V.I. V.I. GROWTH CORE FLOATING-RATE V.I. FUND -- FUND -- FUND -- FUND -- FUND -- FUND -- INCOME CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS III SHARES CLASS 1 CLASS 2 FUND --------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------------- $1,874 $15,861 $1,307,412 $-- $-- $4,609 $140,399 1,052 30,753 1,773,522 66 113,762 4,692 62,174 822 (14,892) (466,110) (66) (113,762) (83) 78,225 2,871 (461,022) 1,228,334 22 546,578 3,118 (137,031) 2,675 98,094 11,201,641 1,696 1,909,639 12,209 5,403 12,024 52,656 6,460,379 388 -- 4,144 -- 17,570 (310,272) 18,890,354 2,106 2,456,217 19,471 (131,628) $18,392 $(325,164) $18,424,244 $2,040 $2,342,455 $19,388 $(53,403)
See accompanying notes to financial statements. F-11 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Operations -- Continued
FEDERATED HERMES INSURANCE SERIES FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND ------------------------------- -------------------------------------------------- FEDERATED HERMES VIP HIGH FEDERATED DYNAMIC INCOME HERMES VIP VIP CAPITAL BOND KAUFMANN BALANCED CONTRAFUND(R) APPRECIATION FUND II -- FUND II -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SHARES SERVICE SHARES SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 -------------- -------------- --------------- --------------- --------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $6,469 $-- $58,297 $5,290 $57 Mortality and expense risk and administrative charges (note 4a) 1,345 24,679 63,237 77,451 1,944 NET INVESTMENT INCOME (EXPENSE) 5,124 (24,679) (4,940) (72,161) (1,887) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (868) 91,496 159,620 1,085,405 5,875 Change in unrealized appreciation (depreciation) 497 279,552 590,227 194,538 27,619 Capital gain distributions -- 85,137 63,070 34,119 1,794 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (371) 456,185 812,917 1,314,062 35,288 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $4,753 $431,506 $807,977 $1,241,901 $33,401
FIDELITY(R) VARIABLE INSURANCE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) PRODUCTS TRUST --------------------------------- ----------------------------------------------- VIP FRANKLIN VIP VALUE FRANKLIN FRANKLIN MUTUAL MID CAP STRATEGIES ALLOCATION INCOME SHARES PORTFOLIO -- PORTFOLIO -- VIP FUND -- VIP FUND -- VIP FUND -- SERVICE CLASS 2 SERVICE CLASS 2 CLASS 2 SHARES CLASS 2 SHARES CLASS 2 SHARES --------------- --------------- -------------- -------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 -------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends $14,855 $1,812 $53,125 $562,744 $44,305 Mortality and expense risk and administrative charges (note 4a) 69,114 1,993 69,504 175,217 22,424 NET INVESTMENT INCOME (EXPENSE) (54,259) (181) (16,379) 387,527 21,881 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) (234,911) (133) (99,253) (114,974) (43,691) Change in unrealized appreciation (depreciation) 395,884 5,879 (505,230) (520,190) (167,104) Capital gain distributions -- 9,343 946,563 7,971 61,596 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 160,973 15,089 342,080 (627,193) (149,199) INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS $106,714 $14,908 $325,701 $(239,666) $(127,318)
See accompanying notes to financial statements. F-12 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Operations -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) ---------------------------------------------------------------------------------------------------------------------- VIP VIP VIP VIP VIP VIP GROWTH & GROWTH VIP INVESTMENT EQUITY-INCOME FUNDSMANAGER(R) FUNDSMANAGER(R) INCOME OPPORTUNITIES GROWTH GRADE BOND PORTFOLIO -- 50% PORTFOLIO -- 60% PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 ---------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ---------------------------------------------------------------------------------------------------------------------- $200,994 $241,355 $776,384 $8,126 $-- $114 $190,589 131,890 384,308 1,357,205 5,868 88,334 3,266 137,042 69,104 (142,953) (580,821) 2,258 (88,334) (3,152) 53,547 66,179 306,237 (217,242) (21) 689,464 12,033 111,994 1,301,533 2,009,223 9,255,753 15,003 2,709,520 62,520 462,267 243,913 531,229 2,165,266 19,362 222,691 26,187 3,613 1,611,625 2,846,689 11,203,777 34,344 3,621,675 100,740 577,874 $1,680,729 $2,703,736 $10,622,956 $36,602 $3,533,341 $97,588 $631,421
FRANKLIN TEMPLETON VARIABLE INSURANCE GOLDMAN SACHS PRODUCTS TRUST VARIABLE LEGG MASON PARTNERS VARIABLE EQUITY MFS(R) VARIABLE (CONTINUED) INSURANCE TRUST JANUS ASPEN SERIES TRUST INSURANCE TRUST ----------------------------------------------------------------------------------------------------------------------- GOLDMAN SACHS CLEARBRIDGE CLEARBRIDGE GOVERNMENT JANUS JANUS VARIABLE VARIABLE MFS(R) TOTAL MONEY HENDERSON HENDERSON DIVIDEND LARGE CAP RETURN TEMPLETON GROWTH MARKET BALANCED FORTY STRATEGY VALUE SERIES -- VIP FUND --CLASS 2 FUND -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SHARES SERVICE SHARES SERVICE SHARES SERVICE SHARES CLASS II CLASS I CLASS SHARES ----------------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ----------------------------------------------------------------------------------------------------------------------- $3,778 $25,973 $147,577 $11,708 $214 $626 $69,341 1,627 138,097 114,936 29,129 513 473 48,075 2,151 (112,124) 32,641 (17,421) (299) 153 21,266 (9,784) -- 259,522 220,566 6,862 53 60,127 10,085 -- 477,680 255,011 (8,073) (2,165) 68,816 -- -- 65,847 132,625 172 4,858 90,298 301 -- 803,049 608,202 (1,039) 2,746 219,241 $2,452 $(112,124) $835,690 $590,781 $(1,338) $2,899 $240,507
See accompanying notes to financial statements. F-13 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Operations -- Continued
MFS(R) VARIABLE INSURANCE MFS(R) VARIABLE TRUST INSURANCE (CONTINUED) TRUST II PIMCO VARIABLE INSURANCE TRUST --------------- --------------- -------------------------------------------- MFS(R) MASSACHUSETTS MFS(R) INVESTORS LONG-TERM U.S. UTILITIES GROWTH STOCK ALL ASSET HIGH YIELD GOVERNMENT SERIES -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE SERVICE ADVISOR ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES --------------- --------------- ------------ -------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 ---------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends 5,459 57 7,168 157,658 78,116 Mortality and expense risk and administrative charges (note 4a) 3,046 295 1,950 49,552 70,173 NET INVESTMENT INCOME (EXPENSE) 2,413 (238) 5,218 108,106 7,943 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 3,284 181 (505) (32,509) 304,398 Change in unrealized appreciation (depreciation) 667 2,682 5,578 (15,194) 179,260 Capital gain distributions 6,460 2,513 -- -- 32,430 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 10,411 5,376 5,073 (47,703) 516,088 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 12,824 5,138 10,291 60,403 524,031
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. WELLS FARGO (CONTINUED) THE PRUDENTIAL SERIES FUND VARIABLE TRUST -------------- -------------------------------------------------- -------------- WELLS FARGO U.S. JENNISON VT EQUITY 20/20 NATURAL OMEGA V.I.S. FOCUS JENNISON RESOURCES GROWTH FUND -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- FUND -- CLASS 1 SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS 2 -------------- --------------- --------------- --------------- -------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 --------------------------------------------------------------------------------------------------------------------------- INVESTMENT INCOME AND EXPENSE: Income -- Ordinary dividends 625 -- -- -- -- Mortality and expense risk and administrative charges (note 4a) 1,659 4,106 1,188 52,079 340 NET INVESTMENT INCOME (EXPENSE) (1,034) (4,106) (1,188) (52,079) (340) NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS: Net realized gain (loss) 9,186 260,274 13,896 (369,154) 1,735 Change in unrealized appreciation (depreciation) 1,492 (190,809) 32,292 666,255 7,220 Capital gain distributions 9,474 -- -- -- 2,221 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS 20,152 69,465 46,188 297,101 11,176 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 19,118 65,359 45,000 245,022 10,836
See accompanying notes to financial statements. F-14 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Operations -- Continued
PIMCO VARIABLE INSURANCE TRUST (CONTINUED) STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. ------------------------------------------------------------------------------------------------------------- TOTAL REAL S&P 500(R) SMALL-CAP TOTAL LOW DURATION RETURN ESTATE INDEX EQUITY RETURN PORTFOLIO -- PORTFOLIO -- INCOME SECURITIES V.I.S. V.I.S. V.I.S. ADMINISTRATIVE ADMINISTRATIVE V.I.S. FUND -- V.I.S. FUND -- FUND -- FUND -- FUND -- CLASS SHARES CLASS SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES CLASS 3 SHARES ------------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2020 2020 2020 2020 2020 2020 ------------------------------------------------------------------------------------------------------------- 71,556 268,250 223 12,380 54 -- 2,052,595 102,446 184,598 146 34,101 186 2,133 2,237,482 (30,890) 83,652 77 (21,721) (132) (2,133) (184,887) (6,624) 146,895 114 (52,559) 4,382 (6,311) (2,403,998) 106,741 491,093 166 (32,261) (2,917) 25,046 7,181,382 -- 146,239 30 33,257 251 4,634 -- 100,117 784,227 310 (51,563) 1,716 23,369 4,777,384 69,227 867,879 387 (73,284) 1,584 21,236 4,592,497
See accompanying notes to financial statements. F-15 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets
AB VARIABLE PRODUCTS SERIES FUND, INC. ----------------------------------------------------------------------------- AB AB AB BALANCED WEALTH GLOBAL THEMATIC GROWTH AND STRATEGY PORTFOLIO -- GROWTH PORTFOLIO -- INCOME PORTFOLIO -- CLASS B CLASS B CLASS B ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $4,382 $5,949 $(637) $(812) $695 $(946) Net realized gain (loss) on investments (20,320) (9,033) 7,189 4,541 (18,789) (2,108) Change in unrealized appreciation (depreciation) on investments 54,645 42,195 8,372 7,837 (1,237) 64,703 Capital gain distributions 27,521 116,949 5,763 3,422 37,782 76,074 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 66,228 156,060 20,687 14,988 18,451 137,723 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- -- -- -- -- Transfers for contract benefits and terminations (99,067) (99,331) (3,043) (3,007) (14,249) (12,161) Administrative expenses (10,979) (11,261) (1,043) (1,011) (8,081) (8,066) Transfers between subaccounts (including fixed account), net 17,336 (72,433) (9,515) (5,161) (64,104) 53,145 INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (92,710) (183,025) (13,601) (9,179) (86,434) 32,918 INCREASE (DECREASE) IN NET ASSETS (26,482) (26,965) 7,086 5,809 (67,983) 170,641 Net assets at beginning of year 1,008,630 1,035,595 62,944 57,135 780,139 609,498 Net assets at end of year $982,148 $1,008,630 $70,030 $62,944 $712,156 $780,139 CHANGE IN UNITS (NOTE 5): Units purchased 2,873 1,248 235 129 8,180 4,240 Units redeemed (9,453) (14,339) (853) (658) (11,369) (2,763) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (6,580) (13,091) (618) (529) (3,189) 1,477
See accompanying notes to financial statements. F-16 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
AB VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED) ------------------------------------------------------------------------------- AB AB AB INTERNATIONAL LARGE CAP SMALL CAP VALUE PORTFOLIO -- GROWTH PORTFOLIO -- GROWTH PORTFOLIO -- CLASS B CLASS B CLASS B ------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------- $(5,461) $(23,489) $(2,205) $(1,789) $(25,066) $(13,947) (148,018) (26,335) 1,815 1,272 68,027 31,744 90,249 528,313 42,076 22,916 682,898 134,438 -- -- 15,657 20,345 189,542 110,600 (63,230) 478,489 57,343 42,744 915,401 262,835 8,816 8,071 -- -- 7,259 8,371 (352,942) (315,410) (2,118) (1,458) (186,304) (62,447) (30,883) (38,181) (108) (86) (14,150) (4,915) (679,622) 50,321 (1) 1 1,470,101 (184,465) (1,054,631) (295,199) (2,227) (1,543) 1,276,906 (243,456) (1,117,861) 183,290 55,116 41,201 2,192,307 19,379 3,431,982 3,248,692 172,024 130,823 853,122 833,743 $2,314,121 $3,431,982 $227,140 $172,024 $3,045,429 $853,122 108,130 69,876 -- -- 49,140 2,927 (241,489) (108,383) (58) (50) (15,721) (9,549) (133,359) (38,507) (58) (50) 33,419 (6,622)
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) --------------------------------------------------- INVESCO INVESCO OPPENHEIMER OPPENHEIMER V.I. CAPITAL V.I. CONSERVATIVE APPRECIATION FUND -- BALANCED FUND -- SERIES II SHARES SERIES II SHARES --------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 --------------------------------------------------- $(2,182) $(1,942) $140 $1,262 6,873 3,099 17,688 7,912 23,847 30,633 23,009 50,070 26,595 14,633 10,001 7,736 55,133 46,423 50,838 66,980 -- -- -- -- (1,848) (1,216) (59,270) (38,614) (1,769) (1,628) (2,827) (2,806) (20,682) (17,076) (16,954) 1,629 (24,299) (19,920) (79,051) (39,791) 30,834 26,503 (28,213) 27,189 171,718 145,215 480,649 453,460 $202,552 $171,718 $452,436 $480,649 447 554 1,980 1,333 (1,305) (1,487) (8,930) (4,843) (858) (933) (6,950) (3,510)
See accompanying notes to financial statements. F-17 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) ------------------------------------------------------------------------------- INVESCO INVESCO INVESCO OPPENHEIMER OPPENHEIMER OPPENHEIMER V.I. MAIN STREET V.I. GLOBAL FUND -- V.I. MAIN STREET FUND(R) -- SMALL CAP FUND(R) -- SERIES II SHARES SERIES II SHARES SERIES II SHARES ------------------------- --------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(55,208) $(34,368) $(87,871) $(79,492) $(28,755) $(42,204) Net realized gain (loss) on investments 232,535 81,745 930,601 222,590 40,577 15,974 Change in unrealized appreciation (depreciation) on investments 1,935,584 430,855 (982,426) 1,090,689 489,918 371,329 Capital gain distributions 380,505 660,057 98,108 2,064,810 37,237 263,926 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 2,493,416 1,138,289 (41,588) 3,298,597 538,977 609,025 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 10,936 10,248 788 -- 3,934 -- Transfers for contract benefits and terminations (489,866) (487,026) (794,887) (1,281,633) (241,129) (283,435) Administrative expenses (79,476) (47,096) (83,770) (149,234) (27,354) (28,971) Transfers between subaccounts (including fixed account), net 5,512,035 (431,149) (10,954,494) (1,070,816) (210,445) (201,033) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS 4,953,629 (955,023) (11,832,363) (2,501,683) (474,994) (513,439) INCREASE (DECREASE) IN NET ASSETS 7,447,045 183,266 (11,873,951) 796,914 63,983 95,586 Net assets at beginning of year 4,318,177 4,134,911 12,647,355 11,850,441 2,783,577 2,687,991 Net assets at end of year $11,765,222 $4,318,177 $773,404 $12,647,355 $2,847,560 $2,783,577 CHANGE IN UNITS (NOTE 5): Units purchased 311,075 21,381 51,709 53,905 30,445 18,503 Units redeemed (87,838) (65,938) (543,204) (156,022) (46,394) (38,859) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS 223,237 (44,557) (491,495) (102,117) (15,949) (20,356)
See accompanying notes to financial statements. F-18 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (CONTINUED) -------------------------------------------------------------------------------------------------------- INVESCO INVESCO INVESCO INVESCO V.I. AMERICAN V.I. COMSTOCK V.I. CORE V.I. EQUITY AND FRANCHISE FUND -- FUND -- EQUITY FUND -- INCOME FUND -- SERIES I SHARES SERIES II SHARES SERIES I SHARES SERIES II SHARES --------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------- $(1,391) $(1,177) $10,054 $2,935 $(85,910) $(64,908) $5,062 $7,304 967 606 (27,664) 4,092 (136,399) (64,937) 14,465 40,982 36,791 15,774 (39,056) 104,537 21,337 1,692,727 18,575 85,804 9,801 14,629 37,750 192,971 124,758 1,365,955 52,790 96,941 46,168 29,832 (18,916) 304,535 (76,214) 2,928,837 90,892 231,031 -- -- 4,411 7,036 788 -- 4,256 -- (516) (343) (55,217) (66,737) (782,034) (1,262,655) (117,495) (185,600) (710) (534) (8,232) (8,838) (83,274) (147,912) (15,354) (17,047) -- -- 37,860 4,875 (10,645,502) (877,015) (96,917) (56,779) (1,226) (877) (21,178) (63,664) (11,510,022) (2,287,582) (225,510) (259,426) 44,942 28,955 (40,094) 240,871 (11,586,236) 641,255 (134,618) (28,395) 114,261 85,306 1,588,704 1,347,833 12,179,168 11,537,913 1,377,124 1,405,519 $159,203 $114,261 $1,548,610 $1,588,704 $592,932 $12,179,168 $1,242,506 $1,377,124 -- -- 10,266 2,321 61,091 63,759 6,377 2,934 (46) (43) (10,377) (5,638) (605,787) (171,917) (19,161) (19,454) (46) (43) (111) (3,317) (544,696) (108,158) (12,784) (16,520)
-------------------------- INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES II SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $(15,623) $(10,157) 353,437 113,748 (302,873) 743,579 32,491 310,151 67,432 1,157,321 1,367 -- (287,815) (436,979) (33,861) (53,591) (3,197,942) (432,944) (3,518,251) (923,514) (3,450,819) 233,807 4,952,977 4,719,170 $1,502,158 $4,952,977 40,782 27,109 (258,295) (86,714) (217,513) (59,605)
See accompanying notes to financial statements. F-19 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. BLACKROCK VARIABLE SERIES FUNDS, INC. ---------------------------- --------------------------------------------------- BLACKROCK BLACKROCK ADVANTAGE BASIC VP U.S. TOTAL MARKET VALUE INFLATION PROTECTION V.I. FUND -- V.I. FUND -- FUND -- CLASS II CLASS III SHARES CLASS III SHARES ---------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(10,667) $38,949 $822 $951 $(14,892) $22,128 Net realized gain (loss) on investments 102,901 (17,774) 2,871 (99) (461,022) (2,704) Change in unrealized appreciation (depreciation) on investments 172,824 327,665 2,675 12,480 98,094 389,276 Capital gain distributions -- -- 12,024 11,446 52,656 296,802 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 265,058 348,840 18,392 24,778 (325,164) 705,502 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 2,743 -- -- -- 5,253 7,571 Transfers for contract benefits and terminations (432,401) (561,753) (5,840) (15,028) (223,402) (389,039) Administrative expenses (42,347) (58,160) (1,350) (1,362) (25,481) (41,857) Transfers between subaccounts (including fixed account), net (2,180,563) 386,374 41,702 (23,222) (2,217,184) (58,596) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (2,652,568) (233,539) 34,512 (39,612) (2,460,814) (481,921) INCREASE (DECREASE) IN NET ASSETS (2,387,510) 115,301 52,904 (14,834) (2,785,978) 223,581 Net assets at beginning of year 4,826,226 4,710,925 88,411 103,245 3,618,975 3,395,394 Net assets at end of year $2,438,716 $4,826,226 $141,315 $88,411 $832,997 $3,618,975 CHANGE IN UNITS (NOTE 5): Units purchased 55,420 81,716 2,874 214 41,334 21,658 Units redeemed (254,377) (98,862) (1,364) (2,045) (175,628) (44,020) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (198,957) (17,146) 1,510 (1,831) (134,294) (22,362)
See accompanying notes to financial statements. F-20 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED) COLUMBIA FUNDS VARIABLE SERIES TRUST II ------------------------------------------------------------------------------------------------------------ BLACKROCK COLUMBIA BLACKROCK LARGE CAP VARIABLE GLOBAL FOCUS CTIVP/SM /-- PORTFOLIO -- ALLOCATION GROWTH LOOMIS SAYLES OVERSEAS CORE V.I. FUND -- V.I. FUND -- GROWTH FUND -- FUND -- CLASS III SHARES CLASS III SHARES CLASS 1 CLASS 2 ------------------------------------------------------------------------------------------------------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------ $(466,110) $(503,080) $(66) $(52) $(113,762) $(56,702) $(83) $1,646 1,228,334 189,809 22 12 546,578 325,211 3,118 (1,598) 11,201,641 13,171,452 1,696 704 1,909,639 740,466 12,209 24,155 6,460,379 4,506,088 388 489 -- -- 4,144 57,640 18,424,244 17,364,269 2,040 1,153 2,342,455 1,008,975 19,388 81,843 175,192 41,643 -- -- 24,543 10,607 5,071 5,071 (9,747,119) (11,586,224) -- -- (663,483) (406,900) (14,589) (64,313) (1,637,490) (1,784,273) (12) (12) (92,353) (45,075) (2,049) (2,482) (8,831,126) (5,656,358) 1 -- 8,113,308 (260,753) (134,973) (41,321) (20,040,543) (18,985,212) (11) (12) 7,382,015 (702,121) (146,540) (103,045) (1,616,299) (1,620,943) 2,029 1,141 9,724,470 306,854 (127,152) (21,202) 115,716,016 117,336,959 4,888 3,747 3,927,063 3,620,209 374,280 395,482 $114,099,717 $115,716,016 $6,917 $4,888 $13,651,533 $3,927,063 $247,128 $374,280 190,574 371,781 -- -- 501,797 29,121 2,183 1,087 (1,391,430) (1,571,314) -- -- (116,310) (72,931) (13,831) (10,286) (1,200,856) (1,199,533) -- -- 385,487 (43,810) (11,648) (9,199)
EATON VANCE VARIABLE TRUST ------------------------- VT FLOATING-RATE INCOME FUND ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $78,225 $162,613 (137,031) (28,629) 5,403 181,750 -- -- (53,403) 315,734 2,682 22,244 (436,594) (549,132) (44,860) (61,177) (1,307,675) (330,780) (1,786,447) (918,845) (1,839,850) (603,111) 5,278,576 5,881,687 $3,438,726 $5,278,576 52,017 78,129 (190,391) (145,899) (138,374) (67,770)
See accompanying notes to financial statements. F-21 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE FEDERATED HERMES INSURANCE SERIES INSURANCE PRODUCTS FUND --------------------------------------------------- ------------------------- FEDERATED FEDERATED VIP HERMES HIGH INCOME HERMES KAUFMANN BALANCED BOND FUND II -- FUND II -- PORTFOLIO -- SERVICE SHARES SERVICE SHARES SERVICE CLASS 2 ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $5,124 $6,662 $(24,679) $(12,584) $(4,940) $(235) Net realized gain (loss) on investments (868) (1,547) 91,496 39,484 159,620 93,658 Change in unrealized appreciation (depreciation) on investments 497 11,061 279,552 128,568 590,227 592,176 Capital gain distributions -- -- 85,137 83,348 63,070 231,011 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 4,753 16,176 431,506 238,816 807,977 916,610 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- 2,187 -- -- -- Transfers for contract benefits and terminations (3,936) (4,075) (165,805) (52,546) (285,395) (691,074) Administrative expenses (1,344) (1,324) (17,738) (6,181) (41,947) (47,260) Transfers between subaccounts (including fixed account), net 3,299 (21,151) 1,648,289 (42,276) 376,685 (240,002) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (1,981) (26,550) 1,466,933 (101,003) 49,343 (978,336) INCREASE (DECREASE) IN NET ASSETS 2,772 (10,374) 1,898,439 137,813 857,320 (61,726) Net assets at beginning of year 121,531 131,905 948,751 810,938 4,451,992 4,513,718 Net assets at end of year $124,303 $121,531 $2,847,190 $948,751 $5,309,312 $4,451,992 CHANGE IN UNITS (NOTE 5): Units purchased 404 266 62,407 11,243 59,887 32,171 Units redeemed (513) (1,561) (19,199) (15,698) (54,420) (82,024) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (109) (1,295) 43,208 (4,455) 5,467 (49,853)
See accompanying notes to financial statements. F-22 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) --------------------------------------------------------------------------------------------------------- VIP VIP DYNAMIC CAPITAL VIP VIP CONTRAFUND(R) APPRECIATION EQUITY-INCOME FUNDSMANAGER(R) PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- 50% PORTFOLIO -- SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(72,161) $(83,193) $(1,887) $(1,489) $69,104 $21,494 $(142,953) $(26,590) 1,085,405 115,247 5,875 1,846 66,179 12,033 306,237 359,903 194,538 877,086 27,619 9,032 1,301,533 878,783 2,009,223 994,133 34,119 708,983 1,794 20,094 243,913 392,496 531,229 2,478,113 1,241,901 1,618,123 33,401 29,483 1,680,729 1,304,806 2,703,736 3,805,559 182 1,200 -- -- 22,918 24,698 14,119 16,872 (708,169) (511,832) (7,841) (7,483) (824,390) (413,125) (1,705,507) (2,354,017) (47,502) (63,367) (473) (457) (105,946) (60,445) (380,464) (402,063) (3,270,469) 202,701 (19,241) (2,749) 8,755,039 (443,378) (711,849) (976,889) (4,025,958) (371,298) (27,555) (10,689) 7,847,621 (892,250) (2,783,701) (3,716,097) (2,784,057) 1,246,825 5,846 18,794 9,528,350 412,556 (79,965) 89,462 6,772,130 5,525,305 132,116 113,322 5,920,688 5,508,132 25,527,596 25,438,134 $3,988,073 $6,772,130 $137,962 $132,116 $15,449,038 $5,920,688 $25,447,631 $25,527,596 36,432 55,113 7 39 578,110 47,180 57,568 97,182 (186,475) (62,446) (1,067) (536) (127,257) (96,053) (247,576) (360,798) (150,043) (7,333) (1,060) (497) 450,853 (48,873) (190,008) (263,616)
-------------------------- VIP FUNDSMANAGER(R) 60% PORTFOLIO -- SERVICE CLASS 2 ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $(580,821) $(255,517) (217,242) (1,056,029) 9,255,753 1,836,558 2,165,266 15,134,301 10,622,956 15,659,313 372,027 52,668 (7,633,367) (9,505,379) (1,332,599) (1,457,311) (3,609,939) (3,973,540) (12,203,878) (14,883,562) (1,580,922) 775,751 92,063,930 91,288,179 $90,483,008 $92,063,930 131,242 176,157 (877,510) (1,162,311) (746,268) (986,154)
See accompanying notes to financial statements. F-23 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) ----------------------------------------------------------------------------- VIP VIP GROWTH VIP GROWTH & INCOME OPPORTUNITIES GROWTH PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $2,258 $8,031 $(88,334) $(29,397) $(3,152) $(2,888) Net realized gain (loss) on investments (21) 10,600 689,464 190,927 12,033 3,424 Change in unrealized appreciation (depreciation) on investments 15,003 43,189 2,709,520 295,990 62,520 52,723 Capital gain distributions 19,362 35,691 222,691 157,914 26,187 15,764 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 36,602 97,511 3,533,341 615,434 97,588 69,023 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- 10,815 12,809 -- -- Transfers for contract benefits and terminations (3,335) (20,638) (453,481) (228,236) (4,898) (5,418) Administrative expenses (3,232) (2,914) (57,859) (11,730) (2,968) (2,851) Transfers between subaccounts (including fixed account), net 47,968 (43,030) 6,330,193 (90,934) (38,457) (25,860) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS 41,401 (66,582) 5,829,668 (318,091) (46,323) (34,129) INCREASE (DECREASE) IN NET ASSETS 78,003 30,929 9,363,009 297,343 51,265 34,894 Net assets at beginning of year 404,879 373,950 1,998,305 1,700,962 259,591 224,697 Net assets at end of year $482,882 $404,879 $11,361,314 $1,998,305 $310,856 $259,591 CHANGE IN UNITS (NOTE 5): Units purchased 3,290 454 210,151 15,213 352 243 Units redeemed (1,266) (3,400) (61,289) (26,068) (1,598) (1,403) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS 2,024 (2,946) 148,862 (10,855) (1,246) (1,160)
See accompanying notes to financial statements. F-24 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED) ------------------------------------------------------------------------------ VIP INVESTMENT VIP VIP GRADE BOND MID CAP VALUE STRATEGIES PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2 ------------------------------------------------------------------------------ YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------ $53,547 $100,874 $(54,259) $(58,759) $(181) $497 111,994 34,651 (234,911) (101,141) (133) 304 462,267 612,342 395,884 752,111 5,879 32,383 3,613 -- -- 830,998 9,343 15,823 631,421 747,867 106,714 1,423,209 14,908 49,007 12,681 1,700 2,839 32,516 -- -- (1,018,318) (1,130,081) (371,919) (720,397) (307) (275) (115,652) (122,299) (47,874) (75,538) (752) (727) 393,098 708,039 (4,143,407) (315,739) (165) (973) (728,191) (542,641) (4,560,361) (1,079,158) (1,224) (1,975) (96,770) 205,226 (4,453,647) 344,051 13,684 47,032 9,728,623 9,523,397 7,218,058 6,874,007 198,078 151,046 $9,631,853 $9,728,623 $2,764,411 $7,218,058 $211,762 $198,078 178,028 162,767 67,673 44,893 282 36 (236,701) (199,531) (280,808) (91,193) (271) (132) (58,673) (36,764) (213,135) (46,300) 11 (96)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ---------------------------------------------------- FRANKLIN FRANKLIN ALLOCATION INCOME VIP FUND -- VIP FUND -- CLASS 2 SHARES CLASS 2 SHARES ---------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 ---------------------------------------------------- $(16,379) $63,227 $387,527 $437,799 (99,253) (129,838) (114,974) 58,545 (505,230) 433,834 (520,190) 898,561 946,563 244,724 7,971 196,873 325,701 611,947 (239,666) 1,591,778 -- -- -- -- (282,798) (298,533) (1,531,589) (1,192,899) (24,732) (25,166) (63,161) (73,936) 9,872 (94,915) (392,193) (490,189) (297,658) (418,614) (1,986,943) (1,757,024) 28,043 193,333 (2,226,609) (165,246) 3,811,651 3,618,318 11,791,247 11,956,493 $3,839,694 $3,811,651 $9,564,638 $11,791,247 9,897 91,206 65,651 91,360 (32,426) (110,734) (194,953) (181,690) (22,529) (19,528) (129,302) (90,330)
See accompanying notes to financial statements. F-25 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST GOLDMAN SACHS VARIABLE (CONTINUED) INSURANCE TRUST --------------------------------------------------- ------------------------- FRANKLIN TEMPLETON GOLDMAN SACHS MUTUAL SHARES GROWTH GOVERNMENT MONEY VIP FUND -- VIP FUND -- MARKET FUND -- CLASS 2 SHARES CLASS 2 SHARES SERVICE SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ----------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $21,881 $6,511 $2,151 $3,843 $(112,124) $24,389 Net realized gain (loss) on investments (43,691) 25,435 (9,784) (14,025) -- -- Change in unrealized appreciation (depreciation) on investments (167,104) 141,654 10,085 (7,377) -- -- Capital gain distributions 61,596 177,262 -- 43,009 -- -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (127,318) 350,862 2,452 25,450 (112,124) 24,389 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- 9,434 -- -- 545,360 45,000 Transfers for contract benefits and terminations (58,395) (180,062) (12,093) (26,566) (18,945,504) (15,843,468) Administrative expenses (11,132) (12,012) (1,315) (2,051) (83,552) (76,693) Transfers between subaccounts (including fixed account), net (98,846) (33,468) (6,318) (64,906) 19,700,869 17,052,925 INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (168,373) (216,108) (19,726) (93,523) 1,217,173 1,177,764 INCREASE (DECREASE) IN NET ASSETS (295,691) 134,754 (17,274) (68,073) 1,105,049 1,202,153 Net assets at beginning of year 1,908,418 1,773,664 155,658 223,731 9,375,221 8,173,068 Net assets at end of year $1,612,727 $1,908,418 $138,384 $155,658 $10,480,270 $9,375,221 CHANGE IN UNITS (NOTE 5): Units purchased 10,309 2,523 1,083 1,563 2,993,568 2,788,850 Units redeemed (21,047) (15,046) (2,810) (8,520) (2,857,781) (2,662,622) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (10,738) (12,523) (1,727) (6,957) 135,787 126,228
See accompanying notes to financial statements. F-26 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
JANUS ASPEN SERIES LEGG MASON PARTNERS VARIABLE EQUITY TRUST --------------------------------------------------------------------------------------------------------- JANUS JANUS CLEARBRIDGE CLEARBRIDGE HENDERSON HENDERSON VARIABLE DIVIDEND VARIABLE LARGE CAP VALUE BALANCED PORTFOLIO -- FORTY PORTFOLIO -- STRATEGY PORTFOLIO -- PORTFOLIO -- SERVICE SHARES SERVICE SHARES CLASS II CLASS I --------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------- $32,641 $(3,332) $(17,421) $(26,974) $(299) $(201) $153 $193 259,522 384,864 220,566 18,319 6,862 1,939 53 1,240 477,680 840,567 255,011 382,907 (8,073) 5,667 (2,165) 6,806 65,847 197,039 132,625 144,459 172 3,019 4,858 2,419 835,690 1,419,138 590,781 518,711 (1,338) 10,424 2,899 10,658 4,256 -- -- 26,138 -- -- -- -- (402,260) (1,443,970) (63,124) (75,542) (35,689) (4,861) (1,297) (17,495) (61,997) (67,750) (8,528) (8,209) -- -- (33) (31) (188,470) (151,612) (883,694) 223,873 1,267 (2,384) 7,051 (519) (648,471) (1,663,332) (955,346) 166,260 (34,422) (7,245) 5,721 (18,045) 187,219 (244,194) (364,565) 684,971 (35,760) 3,179 8,620 (7,387) 7,409,289 7,653,483 2,149,246 1,464,275 41,861 38,682 40,751 48,138 $7,596,508 $7,409,289 $1,784,681 $2,149,246 $6,101 $41,861 $49,371 $40,751 13,084 16,732 1,949 12,844 242 66 590 -- (41,051) (87,156) (24,754) (7,795) (1,991) (458) (106) (1,484) (27,967) (70,424) (22,805) 5,049 (1,749) (392) 484 (1,484)
MFS(R) VARIABLE INSURANCE TRUST ------------------------- MFS(R) TOTAL RETURN SERIES -- SERVICE CLASS SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $21,266 $21,376 60,127 72,135 68,816 396,140 90,298 91,322 240,507 580,973 3,000 3,000 (272,556) (288,668) (40,524) (40,718) 24,978 (150,951) (285,102) (477,337) (44,595) 103,636 3,465,494 3,361,858 $3,420,899 $3,465,494 14,062 5,849 (30,245) (32,218) (16,183) (26,369)
See accompanying notes to financial statements. F-27 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
MFS(R) VARIABLE MFS(R) VARIABLE PIMCO VARIABLE INSURANCE TRUST (CONTINUED) INSURANCE TRUST II INSURANCE TRUST --------------------------- ------------------------- ------------------------- MFS(R) MFS(R) MASSACHUSETTS UTILITIES INVESTORS GROWTH STOCK ALL ASSET SERIES -- SERVICE PORTFOLIO -- SERVICE PORTFOLIO -- ADVISOR CLASS SHARES CLASS SHARES CLASS SHARES --------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ------------------------------------------------------------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $2,413 $7,174 $(238) $(181) $5,218 $2,250 Net realized gain (loss) on investments 3,284 8,922 181 107 (505) (115) Change in unrealized appreciation (depreciation) on investments 667 38,421 2,682 5,299 5,578 12,591 Capital gain distributions 6,460 830 2,513 1,792 -- -- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 12,824 55,347 5,138 7,017 10,291 14,726 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- -- -- -- -- Transfers for contract benefits and terminations (3,563) (7,291) (527) (384) (7,226) (7,625) Administrative expenses (2,003) (1,936) (83) (67) (2,816) (2,768) Transfers between subaccounts (including fixed account), net 2,518 (34,068) (1) (1) 2,935 3,852 INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (3,048) (43,295) (611) (452) (7,107) (6,541) INCREASE (DECREASE) IN NET ASSETS 9,776 12,052 4,527 6,565 3,184 8,185 Net assets at beginning of year 257,109 245,057 25,201 18,636 153,818 145,633 Net assets at end of year $266,885 $257,109 $29,728 $25,201 $157,002 $153,818 CHANGE IN UNITS (NOTE 5): Units purchased 697 147 -- -- 962 527 Units redeemed (738) (1,737) (33) (29) (1,360) (950) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (41) (1,590) (33) (29) (398) (423)
See accompanying notes to financial statements. F-28 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
PIMCO VARIABLE INSURANCE TRUST (CONTINUED) --------------------------------------------------------------------------------------------------------- LONG-TERM HIGH YIELD U.S. GOVERNMENT LOW DURATION TOTAL RETURN PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE CLASS SHARES CLASS SHARES CLASS SHARES CLASS SHARES --------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 --------------------------------------------------------------------------------------------------------- $108,106 $135,226 $7,943 $22,372 $(30,890) $63,807 $83,652 $223,305 (32,509) 2,322 304,398 87,281 (6,624) (11,224) 146,895 (32,316) (15,194) 325,165 179,260 362,592 106,741 70,383 491,093 777,748 -- -- 32,430 -- -- -- 146,239 -- 60,403 462,713 524,031 472,245 69,227 122,966 867,879 968,737 2,307 27,119 6,438 -- 10,870 4,500 11,993 7,412 (434,741) (460,464) (459,080) (436,465) (607,485) (466,266) (1,113,246) (1,533,724) (37,584) (44,295) (55,491) (44,626) (88,448) (61,567) (151,537) (170,525) (1,445,405) 883,851 1,486,772 589,624 5,885,511 385,057 (1,486,365) 329,704 (1,915,423) 406,211 978,639 108,533 5,200,448 (138,276) (2,739,155) (1,367,133) (1,855,020) 868,924 1,502,670 580,778 5,269,675 (15,310) (1,871,276) (398,396) 4,339,026 3,470,102 4,088,985 3,508,207 4,856,087 4,871,397 14,030,141 14,428,537 $2,484,006 $4,339,026 $5,591,655 $4,088,985 $10,125,762 $4,856,087 $12,158,865 $14,030,141 27,306 73,033 126,180 91,734 563,937 70,887 153,677 187,356 (131,302) (48,977) (90,204) (80,431) (147,536) (81,919) (325,550) (271,046) (103,996) 24,056 35,976 11,303 416,401 (11,032) (171,873) (83,690)
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. ---------------------------- INCOME V.I.S. FUND -- CLASS 1 SHARES ---------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ---------------------------- $77 $(128) 114 27 166 635 30 -- 387 534 -- -- (470) (472) -- -- 593 639 123 167 510 701 8,452 7,751 $8,962 $8,452 176 102 (171) (88) 5 14
See accompanying notes to financial statements. F-29 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED) ----------------------------------------------------------------------------- REAL ESTATE S&P 500(R) SMALL-CAP SECURITIES INDEX EQUITY V.I.S. FUND -- V.I.S. FUND -- V.I.S. FUND -- CLASS 1 SHARES CLASS 1 SHARES CLASS 1 SHARES ------------------------- ------------------------- ------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------------------- INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(21,721) $(1,613) $(132) $(47) $(2,133) $(2,359) Net realized gain (loss) on investments (52,559) 30,256 4,382 998 (6,311) (1,897) Change in unrealized appreciation (depreciation) on investments (32,261) 358,324 (2,917) 2,053 25,046 31,271 Capital gain distributions 33,257 181,910 251 830 4,634 14,071 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS (73,284) 568,877 1,584 3,834 21,236 41,086 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums 2,809 2,200 -- -- -- -- Transfers for contract benefits and terminations (223,317) (215,415) (1,103) (1,470) (8,506) (8,856) Administrative expenses (26,145) (28,175) (197) (270) (1,223) (1,265) Transfers between subaccounts (including fixed account), net 122,738 (17,762) (12,042) (1,541) (39,564) (7,542) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (123,915) (259,152) (13,342) (3,281) (49,293) (17,663) INCREASE (DECREASE) IN NET ASSETS (197,199) 309,725 (11,758) 553 (28,057) 23,423 Net assets at beginning of year 2,712,836 2,403,111 15,115 14,562 196,236 172,813 Net assets at end of year $2,515,637 $2,712,836 $3,357 $15,115 $168,179 $196,236 CHANGE IN UNITS (NOTE 5): Units purchased 35,208 24,145 101 25 2,745 361 Units redeemed (36,982) (33,650) (567) (165) (4,471) (1,094) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (1,774) (9,505) (466) (140) (1,726) (733)
See accompanying notes to financial statements. F-30 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC. (CONTINUED) THE PRUDENTIAL SERIES FUND --------------------------------------------------------------------------------------------------------- JENNISON TOTAL RETURN U.S. EQUITY 20/20 FOCUS JENNISON V.I.S. FUND -- V.I.S. FUND -- PORTFOLIO -- PORTFOLIO -- CLASS 3 SHARES CLASS 1 SHARES CLASS II SHARES CLASS II SHARES ---------------------------------------------------------------------------------------------------------- YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, DECEMBER 31, 2020 2019 2020 2019 2020 2019 2020 2019 ---------------------------------------------------------------------------------------------------------- $(184,887) $359,074 $(1,034) $(843) $(4,106) $(4,486) $(1,188) $(2,002) (2,403,998) (2,014,108) 9,186 2,286 260,274 17,369 13,896 14,606 7,181,382 21,489,178 1,492 30,628 (190,809) 65,035 32,292 39,577 -- -- 9,474 11,548 -- -- -- -- 4,592,497 19,834,144 19,118 43,619 65,359 77,918 45,000 52,181 286,585 449,833 -- -- -- -- -- -- (21,127,334) (18,424,821) (2,154) (2,136) (27,295) (24,369) (3,325) (3,061) (1,506,860) (1,607,788) (1,245) (1,535) (834) (1,108) (1,037) (1,747) (1,161,630) (4,268,794) (80,784) 24,828 (368,361) (19,170) (34,423) (146,301) (23,509,239) (23,851,570) (84,183) 21,157 (396,490) (44,647) (38,785) (151,109) (18,916,742) (4,017,426) (65,065) 64,776 (331,131) 33,271 6,215 (98,928) 150,268,876 154,286,302 200,348 135,572 346,962 313,691 108,074 207,002 $131,352,134 $150,268,876 $135,283 $200,348 $15,831 $346,962 $114,289 $108,074 1,625,803 1,360,322 486 1,545 77 61 253 557 (3,186,728) (2,905,519) (3,798) (665) (12,775) (1,953) (1,204) (5,183) (1,560,925) (1,545,197) (3,312) 880 (12,698) (1,892) (951) (4,626)
-------------------------- NATURAL RESOURCES PORTFOLIO -- CLASS II SHARES ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------- $(52,079) $(67,222) (369,154) (122,848) 666,255 591,979 -- -- 245,022 401,909 4,966 4,036 (354,034) (434,296) (43,382) (53,450) (1,406,390) 327,076 (1,798,840) (156,634) (1,553,818) 245,275 4,632,695 4,387,420 $3,078,877 $4,632,695 201,550 137,723 (444,103) (159,176) (242,553) (21,453)
See accompanying notes to financial statements. F-31 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Statements of Changes in Net Assets -- Continued
WELLS FARGO VARIABLE TRUST ------------------------- WELLS FARGO VT OMEGA GROWTH FUND -- CLASS 2 ------------------------- YEAR ENDED YEAR ENDED DECEMBER 31, DECEMBER 31, 2020 2019 ------------------------------------------------------------------ INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS: Net investment income (expense) $(340) $(325) Net realized gain (loss) on investments 1,735 651 Change in unrealized appreciation (depreciation) on investments 7,220 4,820 Capital gain distributions 2,221 3,367 INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS 10,836 8,513 FROM CAPITAL TRANSACTIONS (NOTE 4): Net premiums -- -- Transfers for contract benefits and terminations (1,643) (1,651) Administrative expenses (293) (292) Transfers between subaccounts (including fixed account), net (4,956) (3,278) INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS (6,892) (5,221) INCREASE (DECREASE) IN NET ASSETS 3,944 3,292 Net assets at beginning of year 29,178 25,886 Net assets at end of year $33,122 $29,178 CHANGE IN UNITS (NOTE 5): Units purchased 95 35 Units redeemed (258) (202) NET INCREASE (DECREASE) IN UNITS FROM CAPITAL TRANSACTIONS WITH CONTRACT OWNERS (163) (167)
See accompanying notes to financial statements. F-32 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements December 31, 2020 (1)DESCRIPTION OF ENTITY Genworth Life & Annuity VA Separate Account 2 (the "Separate Account") is a separate investment account established on June 5, 2002 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"). On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide. On April 6, 2021, Genworth announced that it has exercised its right to terminate its merger agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan. GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York. GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230. GLAIC's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business. GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC does business in Bermuda, the District of Columbia and all states, except New York. COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in GLAIC from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in GLAIC's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in GLAIC's variable annuity products. GLAIC observed minimal impacts from COVID-19 in its fixed and variable annuity products. F-33 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020 While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on GLAIC and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery. GLAIC and the Separate Account continue to monitor pandemic developments and the potential financial impacts on their business. Contract owners should continue to monitor their account values. The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law. Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund). The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account. The Separate Account is registered with the U.S. Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account. During the years ended December 31, 2020 and 2019, the following portfolio names were changed:
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- ------------------------------------------------- -------------- Federated Insurance April 28, 2020 Series -- Federated Federated Hermes Insurance Series -- Federated High Income Bond Fund Hermes High Income Bond Fund II -- Service II -- Service Shares Shares Federated Insurance April 28, 2020 Series -- Federated Kaufmann Fund II -- Federated Hermes Insurance Series -- Federated Service Shares Hermes Kaufmann Fund II -- Service Shares Oppenheimer Variable May 27, 2019 Account Funds -- Oppenheimer Capital AIM Variable Insurance Funds (Invesco Variable Appreciation Fund/VA Insurance Funds) -- Invesco Oppenheimer V.I. -- Service Shares Capital Appreciation Fund -- Series II Shares Oppenheimer Variable May 27, 2019 Account Funds -- Oppenheimer Conservative Balanced AIM Variable Insurance Funds (Invesco Variable Fund/VA -- Service Insurance Funds) -- Invesco Oppenheimer V.I. Shares Conservative Balanced Fund -- Series II Shares Oppenheimer Variable May 27, 2019 Account Funds -- AIM Variable Insurance Funds (Invesco Variable Oppenheimer Discovery Insurance Funds) -- Invesco Oppenheimer V.I. Mid Cap Growth Fund/ Discovery Mid Cap Growth Fund -- Series II VA -- Service Shares Shares
F-34 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020
PRIOR PORTFOLIO NAME CURRENT PORTFOLIO NAME EFFECTIVE DATE -------------------- ----------------------------------------------- -------------- Oppenheimer Variable May 27, 2019 Account Funds -- Oppenheimer Global AIM Variable Insurance Funds (Invesco Variable Fund/VA -- Service Insurance Funds) -- Invesco Oppenheimer V.I. Shares Global Fund -- Series II Shares Oppenheimer Variable May 27, 2019 Account Funds -- Oppenheimer Main AIM Variable Insurance Funds (Invesco Variable Street Fund(R)/VA -- Insurance Funds) -- Invesco Oppenheimer V.I. Service Shares Main Street Fund(R) -- Series II Shares Oppenheimer Variable May 27, 2019 Account Funds -- Oppenheimer Main AIM Variable Insurance Funds (Invesco Variable Street Small Cap Insurance Funds) -- Invesco Oppenheimer V.I. Fund(R)/VA -- Service Main Street Small Cap Fund(R) -- Series II Shares Shares Franklin Templeton May 1, 2019 Variable Insurance Products Trust -- Franklin Founding Franklin Templeton Variable Insurance Products Funds Allocation VIP Trust -- Franklin Allocation VIP Fund -- Fund -- Class 2 Shares Class 2 Shares
As of December 31, 2020, the following portfolios were available as investment options for contracts, but not shown on the financial statement as there was no activity from January 1, 2019 through December 31, 2020: AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. American Franchise Fund -- Series II shares AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Value Opportunities Fund -- Series II Shares Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares State Street Variable Insurance Series Funds, Inc. -- Premier Growth Equity V.I.S. Fund -- Class 1 Shares All designated Portfolios listed above are series type mutual funds. (2)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (A) BASIS OF PRESENTATION These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation. (B) INVESTMENTS Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. F-35 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020 VALUATION INPUTS: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below: . LEVEL 1 -- quoted prices in active markets for identical securities; . LEVEL 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and . LEVEL 3 -- unobservable inputs. The investments of the Separate Accounts are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2020 and there were no transfers between the levels during 2020. Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period. (C) UNIT CLASSES There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. However, MyClearCourse(R), a variable annuity product, remains available for new sales. For those contracts no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts. (D) FEDERAL INCOME TAXES The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code. (E) PAYMENTS DURING ANNUITIZATION Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed. (F) SUBSEQUENT EVENTS No material subsequent events have occurred since December 31, 2020 through April 20, 2021, the date the financial statements were issued, that would require adjustment to the financial statements. F-36 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020 (3)PURCHASES AND SALES OF INVESTMENTS The aggregate cost of the investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2020 were:
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ----------- AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B........... $ 85,710 $ 146,516 AB Global Thematic Growth Portfolio -- Class B.............. 9,985 18,458 AB Growth and Income Portfolio -- Class B. 224,229 256,199 AB International Value Portfolio -- Class B.............. 746,002 1,806,149 AB Large Cap Growth Portfolio -- Class B. 15,657 4,430 AB Small Cap Growth Portfolio -- Class B. 2,106,159 663,737 AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares.. 36,594 36,480 Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares..... 42,077 110,989 Invesco Oppenheimer V.I. Global Fund -- Series II Shares..... 7,464,676 2,240,852 Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares............ 1,137,615 12,961,119 Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares.. 579,593 1,045,927 Invesco V.I. American Franchise Fund -- Series I shares...... 9,895 2,710 Invesco V.I. Comstock Fund -- Series II shares............... 248,001 221,376 Invesco V.I. Core Equity Fund -- Series I shares...... 1,209,436 12,682,054 Invesco V.I. Equity and Income Fund -- Series II shares..... 172,827 340,491 Invesco V.I. International Growth Fund -- Series II shares..... 672,002 4,173,747 American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II............. 775,062 3,438,125 BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares..... 79,481 32,122 BlackRock Basic Value V.I. Fund -- Class III Shares..... 752,113 3,175,526 BlackRock Global Allocation V.I. Fund -- Class III Shares............... 11,337,590 25,181,630 BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares............... 388 78 Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1........... 9,688,216 2,357,710 Columbia Variable Portfolio -- Overseas Core Fund -- Class 2........... 31,194 173,677 Eaton Vance Variable Trust VT Floating -- Rate Income Fund.......... 825,184 2,525,238 Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Service Shares.... 14,744 11,602 Federated Hermes Kaufmann Fund II -- Service Shares....... 2,273,722 684,529 Fidelity(R) Variable Insurance Products Fund VIP Balanced Portfolio -- Service Class 2...... 1,350,830 1,292,389 VIP Contrafund(R) Portfolio -- Service Class 2...... 989,326 5,053,630 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2...... 2,084 29,731 VIP Equity-Income Portfolio -- Service Class 2...... 10,607,146 2,445,618 VIP FundsManager(R) 50% Portfolio -- Service Class 2...... 1,625,082 4,020,517 VIP FundsManager(R) 60% Portfolio -- Service Class 2...... 5,051,261 15,671,838 VIP Growth & Income Portfolio -- Service Class 2...... 98,193 35,168 VIP Growth Opportunities Portfolio -- Service Class 2...... 8,888,308 2,922,744 VIP Growth Portfolio -- Service Class 2... 38,079 61,367 VIP Investment Grade Bond Portfolio -- Service Class 2...... 2,692,516 3,394,113 VIP Mid Cap Portfolio -- Service Class 2... 1,174,418 5,789,569 VIP Value Strategies Portfolio -- Service Class 2...... 15,127 7,187
F-37 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020
COST OF PROCEEDS SHARES FROM FUND/PORTFOLIO ACQUIRED SHARES SOLD -------------- ----------- ----------- Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares............... $ 1,188,073 $ 555,809 Franklin Income VIP Fund -- Class 2 Shares............... 1,600,606 3,225,580 Franklin Mutual Shares VIP Fund -- Class 2 Shares....... 243,351 328,258 Templeton Growth VIP Fund -- Class 2 Shares............... 16,879 34,452 Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares....... 27,387,956 26,409,178 Janus Aspen Series Janus Henderson Balanced Portfolio -- Service Shares.... 545,068 1,099,095 Janus Henderson Forty Portfolio -- Service Shares....... 214,673 1,054,830 Legg Mason Partners Variable Equity Trust ClearBridge Variable Dividend Strategy Portfolio -- Class II............. 4,479 39,030 ClearBridge Variable Large Cap Value Portfolio -- Class I. 12,536 1,803 MFS(R) Variable Insurance Trust MFS(R) Total Return Series -- Service Class Shares......... 418,049 591,591 MFS(R) Utilities Series -- Service Class Shares......... 28,730 22,904 MFS(R) Variable Insurance Trust II MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares. 2,570 905 PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares......... 21,006 22,894 High Yield Portfolio -- Administrative Class Shares......... 661,976 2,463,007 Long-Term U.S. Government Portfolio -- Administrative Class Shares......... 3,140,924 2,122,618 Low Duration Portfolio -- Administrative Class Shares......... 7,099,654 1,956,950 Total Return Portfolio -- Administrative Class Shares......... 3,063,986 5,496,942 State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares....... 2,558 2,328 Real Estate Securities V.I.S. Fund -- Class 1 Shares............... 720,353 863,859 S&P 500(R) Index V.I.S. Fund -- Class 1 Shares....... 2,485 15,708 Small-Cap Equity V.I.S. Fund -- Class 1 Shares....... 71,237 118,030 Total Return V.I.S. Fund -- Class 3 Shares............... 25,721,258 49,449,681 U.S. Equity V.I.S. Fund -- Class 1 Shares............... 21,114 96,858 The Prudential Series Fund Jennison 20/20 Focus Portfolio -- Class II Shares...... 1,698 402,306 Jennison Portfolio -- Class II Shares...... 10,437 50,410 Natural Resources Portfolio -- Class II Shares...... 1,116,199 2,967,197 Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2.............. 5,236 10,247
(4)RELATED PARTY TRANSACTIONS (A) GLAIC Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered. F-38 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020 Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account. Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis. The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account. MORTALITY AND EXPENSE RISK CHARGE 1.00% -- 2.85% of the daily value of (INCLUDING BENEFIT RIDER OPTIONS) the assets invested in each Portfolio This charge is assessed through a (fund). reduction in unit values. ADMINISTRATIVE CHARGE 0.00% -- 0.25% of the daily value of This charge is assessed through a the assets invested in each fund. reduction in unit values. ANNUAL ADMINISTRATIVE CHARGE $0 -- $25 per contract year invested This charge is assessed through a in each fund. redemption in units. SURRENDER CHARGE 0.00% -- 9.00% on the value of the This charge is assessed through a accumulation units purchased. redemption in units. (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC. (C) BONUS CREDIT For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners. (D) CAPITAL BROKERAGE CORPORATION Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC. F-39 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020 (5)CAPITAL TRANSACTIONS All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values. The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years ended December 31, 2020 and 2019 are reflected in the Statements of Changes in Net Assets. (6)FINANCIAL HIGHLIGHTS GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2020, 2019, 2018, 2017, and 2016 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2020 and were available to contract owners during 2020. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2020: AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -- Series II Shares AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. American Franchise Fund -- Series II shares AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Value Opportunities Fund -- Series II Shares Legg Mason Partners Variable Equity Trust -- ClearBridge Variable Aggressive Growth Portfolio -- Class II MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares State Street Variable Insurance Series Funds, Inc. -- Premier Growth Equity V.I.S. Fund -- Class 1 Shares.
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ------- -------------- ------ ---------- ------------------- AB Variable Products Series Fund, Inc. AB Balanced Wealth Strategy Portfolio -- Class B 2020................................ 1.15% to 2.40% 61,723 17.02 to 14.16 982 2.15% 7.99% to 6.63% 2019................................ 1.15% to 2.40% 68,303 15.76 to 13.28 1,009 2.27% 16.84% to 15.37% 2018................................ 1.15% to 2.40% 81,395 13.49 to 11.51 1,036 1.55% (7.49)% to (8.67)% 2017................................ 1.15% to 2.40% 100,144 14.58 to 12.60 1,388 1.77% 14.30% to 12.86% 2016................................ 1.15% to 2.40% 100,470 12.76 to 11.17 1,217 1.89% 3.24% to 1.94%
F-40 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- AB Global Thematic Growth Portfolio -- Class B 2020.............................. 1.15% to 1.85% 2,606 28.07 to 25.32 70 0.45% 37.48% to 36.51% 2019.............................. 1.15% to 1.85% 3,224 20.42 to 18.55 63 0.16% 28.29% to 27.38% 2018.............................. 1.15% to 1.85% 3,752 15.92 to 14.56 57 0.00% (11.02)% to (11.66)% 2017.............................. 1.15% to 1.85% 5,361 17.89 to 16.48 92 0.27% 34.74% to 33.79% 2016.............................. 1.15% to 1.85% 6,503 13.28 to 12.32 83 0.00% (2.02)% to (2.70)% AB Growth and Income Portfolio -- Class B 2020.............................. 1.15% to 1.35% 29,318 24.36 to 23.66 712 1.28% 1.29% to 1.09% 2019.............................. 1.15% to 1.35% 32,507 24.05 to 23.41 780 1.04% 22.19% to 21.94% 2018.............................. 1.15% to 1.35% 31,027 19.68 to 19.19 609 0.78% (6.93)% to (7.12)% 2017.............................. 1.15% to 1.35% 30,886 21.15 to 20.67 652 1.13% 17.24% to 17.00% 2016.............................. 1.15% to 1.15% 25,267 18.04 to 18.04 456 0.93% 9.79% to 9.79% AB International Value Portfolio -- Class B 2020.............................. 1.15% to 2.90% 270,547 8.95 to 10.51 2,314 1.32% 1.03% to (0.75)% 2019.............................. 1.15% to 2.90% 403,906 8.86 to 10.59 3,432 0.78% 15.45% to 12.60% 2018.............................. 1.15% to 2.70% 442,415 7.67 to 4.91 3,249 1.11% (23.87)% to (25.07)% 2017.............................. 1.15% to 2.70% 450,847 10.08 to 6.56 4,352 1.41% 23.66% to 21.73% 2016.............................. 1.15% to 2.70% 1,150,022 8.15 to 5.39 9,036 1.27% (1.94)% to (3.47)% AB Large Cap Growth Portfolio -- Class B 2020.............................. 1.15% to 1.15% 4,907 46.28 to 46.28 227 0.00% 33.59% to 33.59% 2019.............................. 1.15% to 1.15% 4,965 34.65 to 34.65 172 0.00% 32.82% to 32.82% 2018.............................. 1.15% to 1.15% 5,015 26.09 to 26.09 131 0.00% 1.14% to 1.14% 2017.............................. 1.15% to 1.15% 5,887 25.79 to 25.79 152 0.00% 30.16% to 30.16% 2016.............................. 1.15% to 1.15% 6,072 19.81 to 19.81 120 0.00% 1.18% to 1.18% AB Small Cap Growth Portfolio -- Class B 2020.............................. 1.15% to 2.90% 57,689 54.50 to 15.30 3,045 0.00% 51.87% to 49.19% 2019.............................. 1.15% to 1.95% 24,270 35.89 to 42.42 853 0.00% 34.44% to 33.36% 2018.............................. 1.15% to 1.95% 30,892 26.69 to 31.81 834 0.00% (2.25)% to (3.05)% 2017.............................. 1.15% to 1.95% 36,303 27.31 to 32.81 1,002 0.00% 32.25% to 31.18% 2016.............................. 1.15% to 1.90% 46,751 20.65 to 19.06 988 0.00% 4.99% to 4.20% AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Oppenheimer V.I. Capital Appreciation Fund -- Series II Shares 2020.............................. 1.15% to 1.35% 6,106 33.58 to 32.62 203 0.00% 34.67% to 34.40% 2019.............................. 1.15% to 1.35% 6,964 24.94 to 24.27 172 0.00% 34.28% to 34.01% 2018.............................. 1.15% to 1.35% 7,897 18.57 to 18.11 145 0.00% (7.04)% to (7.23)% 2017.............................. 1.15% to 1.35% 15,392 19.98 to 19.52 306 0.01% 25.05% to 24.80% 2016.............................. 1.15% to 1.35% 20,599 15.98 to 15.64 327 0.11% (3.55)% to (3.74)%
F-41 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ------- -------------- ------ ---------- -------------------- Invesco Oppenheimer V.I. Conservative Balanced Fund -- Series II Shares 2020............................... 1.15% to 2.40% 33,889 15.16 to 10.94 452 1.78% 13.27% to 11.84% 2019............................... 1.15% to 2.40% 40,839 13.39 to 9.78 481 2.01% 15.87% to 14.40% 2018............................... 1.15% to 2.40% 44,352 11.55 to 8.55 453 1.75% (6.62)% to (7.81)% 2017............................... 1.15% to 2.40% 63,878 12.37 to 9.27 721 1.64% 7.70% to 6.34% 2016............................... 1.15% to 2.40% 65,882 11.49 to 8.72 691 2.14% 3.75% to 2.45% Invesco Oppenheimer V.I. Global Fund -- Series II Shares 2020............................... 1.15% to 2.90% 410,099 29.49 to 13.13 11,765 0.57% 25.87% to 23.65% 2019............................... 1.15% to 2.90% 186,862 23.43 to 10.62 4,318 0.66% 29.94% to 13.17% 2018............................... 1.15% to 2.70% 231,416 18.03 to 13.15 4,135 0.85% (14.39)% to (15.75)% 2017............................... 1.15% to 2.70% 325,135 21.06 to 15.60 6,747 0.75% 34.76% to 32.65% 2016............................... 1.15% to 2.70% 360,846 15.63 to 11.76 5,598 0.85% (1.31)% to (2.85)% Invesco Oppenheimer V.I. Main Street Fund(R) -- Series II Shares 2020............................... 1.15% to 1.90% 27,004 28.35 to 25.39 773 0.34% 12.38% to 11.53% 2019............................... 1.15% to 2.90% 518,499 25.23 to 10.58 12,647 0.82% 30.22% to 12.42% 2018............................... 1.15% to 2.70% 620,615 19.37 to 14.82 11,850 0.84% (9.16)% to (10.59)% 2017............................... 1.15% to 2.70% 591,243 21.33 to 16.58 12,466 1.03% 15.30% to 13.50% 2016............................... 1.15% to 2.70% 693,360 18.50 to 14.61 12,723 0.71% 10.02% to 8.30% Invesco Oppenheimer V.I. Main Street Small Cap Fund(R) -- Series II Shares 2020............................... 1.15% to 2.90% 101,240 29.59 to 12.53 2,848 0.37% 18.26% to 16.17% 2019............................... 1.15% to 2.90% 117,189 25.02 to 10.79 2,784 0.00% 24.68% to 16.92% 2018............................... 1.15% to 2.70% 137,545 20.07 to 14.11 2,688 0.06% (11.57)% to (12.97)% 2017............................... 1.15% to 2.70% 201,852 22.69 to 16.21 4,472 0.63% 12.60% to 10.84% 2016............................... 1.15% to 2.70% 260,573 20.15 to 14.63 5,155 0.27% 16.32% to 14.50% Invesco V.I. American Franchise Fund -- Series I shares 2020............................... 1.15% to 1.15% 4,631 34.38 to 34.38 159 0.07% 40.71% to 40.71% 2019............................... 1.15% to 1.15% 4,677 24.43 to 24.43 114 0.00% 35.18% to 35.18% 2018............................... 1.15% to 1.15% 4,720 18.07 to 18.07 85 0.00% (4.74)% to (4.74)% 2017............................... 1.15% to 1.15% 4,764 18.97 to 18.97 90 0.08% 25.88% to 25.88% 2016............................... 1.15% to 1.15% 4,792 15.07 to 15.07 72 0.00% 1.09% to 1.09% Invesco V.I. Comstock Fund -- Series II shares 2020............................... 1.15% to 2.15% 70,593 21.45 to 15.82 1,549 2.16% (2.23)% to (3.22)% 2019............................... 1.15% to 2.15% 70,704 21.94 to 16.35 1,589 1.71% 23.50% to 22.26% 2018............................... 1.15% to 2.15% 74,020 17.76 to 13.37 1,348 1.42% (13.38)% to (14.26)% 2017............................... 1.15% to 2.15% 83,451 20.51 to 15.60 1,765 0.94% 16.23% to 15.06% 2016............................... 1.15% to 2.70% 499,694 17.65 to 12.84 8,667 1.89% 15.64% to 13.84%
F-42 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ------- -------------- ------ ---------- -------------------- Invesco V.I. Core Equity Fund -- Series I shares 2020............................ 1.15% to 1.90% 23,374 25.37 to 22.71 593 0.20% 12.54% to 11.69% 2019............................ 1.15% to 2.90% 568,070 22.54 to 10.68 12,179 0.91% 27.48% to 14.49% 2018............................ 1.15% to 2.70% 676,229 17.68 to 12.58 11,538 1.02% (10.44)% to (11.86)% 2017............................ 1.15% to 2.70% 588,666 19.74 to 14.28 11,228 1.03% 11.88% to 10.13% 2016............................ 1.15% to 2.70% 659,073 17.65 to 12.96 11,296 1.05% 9.00% to 7.30% Invesco V.I. Equity and Income Fund -- Series II shares 2020............................ 1.15% to 2.70% 68,397 19.80 to 15.95 1,243 2.18% 8.39% to 6.69% 2019............................ 1.15% to 2.70% 81,181 18.26 to 14.95 1,377 2.28% 18.63% to 16.77% 2018............................ 1.15% to 2.70% 97,702 15.40 to 12.80 1,406 1.85% (10.77)% to (12.18)% 2017............................ 1.15% to 2.70% 150,210 17.25 to 14.58 2,416 1.46% 9.51% to 7.80% 2016............................ 1.15% to 2.70% 155,046 15.76 to 13.53 2,314 1.60% 13.51% to 11.74% Invesco V.I. International Growth Fund -- Series II shares 2020............................ 1.15% to 2.15% 79,748 20.21 to 13.20 1,502 1.01% 12.43% to 11.29% 2019............................ 1.15% to 2.90% 297,261 17.98 to 10.55 4,953 1.25% 26.76% to 11.61% 2018............................ 1.15% to 2.70% 356,867 14.18 to 8.85 4,719 1.79% (16.19)% to (17.51)% 2017............................ 1.15% to 2.70% 416,551 16.92 to 10.73 6,613 1.32% 21.32% to 19.42% 2016............................ 1.15% to 2.70% 363,464 13.95 to 8.98 4,815 0.90% (1.84)% to (3.37)% American Century Variable Portfolios II, Inc. VP Inflation Protection Fund -- Class II 2020............................ 1.15% to 2.90% 173,731 15.06 to 10.71 2,439 1.19% 8.29% to 6.38% 2019............................ 1.15% to 2.90% 372,688 13.90 to 10.07 4,826 2.28% 7.65% to 1.40% 2018............................ 1.15% to 2.70% 389,836 12.91 to 9.67 4,711 2.81% (3.94)% to (5.46)% 2017............................ 1.15% to 2.70% 410,235 13.44 to 10.23 5,201 2.56% 2.48% to 0.88% 2016............................ 1.15% to 2.70% 461,905 13.12 to 10.14 5,745 1.68% 3.19% to 1.58% BlackRock Variable Series Funds, Inc. BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares 2020............................ 1.15% to 1.85% 5,254 27.92 to 25.19 141 1.51% 18.28% to 17.44% 2019............................ 1.15% to 1.15% 3,744 23.61 to 23.61 88 2.10% 27.17% to 27.17% 2018............................ 1.15% to 1.35% 5,576 18.56 to 18.10 103 1.51% (7.73)% to (7.92)% 2017............................ 1.15% to 1.85% 6,788 20.12 to 18.54 135 0.93% 12.53% to 11.73% 2016............................ 1.15% to 1.85% 7,332 17.88 to 16.59 130 0.14% 21.99% to 21.13% BlackRock Basic Value V.I. Fund -- Class III Shares 2020............................ 1.15% to 1.95% 36,713 21.95 to 25.53 833 0.81% 1.94% to 1.12% 2019............................ 1.15% to 2.90% 171,007 21.53 to 10.58 3,619 2.08% 22.11% to 12.29% 2018............................ 1.15% to 2.70% 193,369 17.63 to 12.98 3,395 1.45% (9.18)% to (10.61)% 2017............................ 1.15% to 2.70% 224,330 19.41 to 14.52 4,332 0.97% 6.77% to 5.11% 2016............................ 1.15% to 2.70% 400,361 18.18 to 13.82 7,222 1.82% 16.37% to 14.55%
F-43 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- BlackRock Global Allocation V.I. Fund -- Class III Shares 2020.......................... 1.15% to 2.90% 5,934,298 22.37 to 12.28 114,100 1.22% 19.32% to 17.21% 2019.......................... 1.15% to 2.90% 7,135,154 18.75 to 10.48 115,716 1.20% 16.40% to 10.09% 2018.......................... 1.15% to 2.70% 8,334,689 16.11 to 11.49 117,337 0.79% (8.65)% to (10.09)% 2017.......................... 1.15% to 2.70% 10,146,041 17.63 to 12.78 156,970 1.24% 12.40% to 10.65% 2016.......................... 1.15% to 2.70% 11,562,349 15.69 to 11.55 160,005 1.18% 2.61% to 1.01% BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares 2020.......................... 1.15% to 1.15% 162 42.81 to 42.81 7 0.00% 41.78% to 41.78% 2019.......................... 1.15% to 1.15% 162 30.20 to 30.20 5 0.00% 30.81% to 30.81% 2018.......................... 1.15% to 1.15% 164 23.08 to 23.08 4 0.00% 1.58% to 1.58% 2017.......................... 1.15% to 1.15% 164 22.73 to 22.73 4 0.00% 27.75% to 27.75% 2016.......................... 1.15% to 1.15% 164 17.79 to 17.79 3 0.47% 6.31% to 6.31% Columbia Funds Variable Series Trust II CTIVP/SM/ -- Loomis Sayles Growth Fund --Class 1 2020.......................... 1.15% to 2.90% 616,567 22.56 to 13.48 13,652 0.00% 30.41% to 28.11% 2019.......................... 1.15% to 2.90% 231,080 17.30 to 10.52 3,927 0.00% 30.24% to 11.03% 2018.......................... 1.15% to 2.70% 274,891 13.28 to 12.74 3,620 0.00% (3.53)% to (5.05)% 2017.......................... 1.15% to 2.70% 486,079 13.77 to 13.41 6,659 0.00% 31.51% to 29.45% 2016 (4)...................... 1.15% to 1.95% 138,113 10.47 to 10.41 1,443 0.00% 7.09% to 6.23% Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 2020.......................... 1.15% to 1.95% 18,738 13.39 to 12.89 247 1.44% 7.57% to 6.70% 2019.......................... 1.15% to 1.95% 30,386 12.44 to 12.08 374 1.84% 23.71% to 22.71% 2018.......................... 1.15% to 1.95% 39,585 10.06 to 9.84 395 2.63% (17.78)% to (18.45)% 2017.......................... 1.15% to 1.95% 54,629 12.23 to 12.07 666 1.88% 25.72% to 24.71% 2016 (4)...................... 1.15% to 1.90% 61,562 9.73 to 9.68 598 2.18% (3.99)% to (4.71)% Eaton Vance Variable Trust VT Floating -- Rate Income Fund 2020.......................... 1.15% to 2.90% 251,500 14.25 to 9.97 3,439 3.35% 0.82% to (0.96)% 2019.......................... 1.15% to 2.90% 389,874 14.13 to 10.07 5,279 4.29% 5.85% to 1.47% 2018.......................... 1.15% to 2.70% 457,646 13.35 to 10.62 5,882 3.78% (1.23)% to (2.79)% 2017.......................... 1.15% to 2.70% 357,697 13.52 to 10.92 4,686 3.26% 2.24% to 0.64% 2016.......................... 1.15% to 2.70% 338,978 13.22 to 10.85 4,357 3.49% 7.69% to 6.01%
F-44 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ------- -------------- ------ ---------- ------------------- Federated Hermes Insurance Series Federated Hermes High Income Bond Fund II -- Service Shares 2020................................. 1.15% to 1.35% 5,669 21.97 to 21.33 124 5.87% 4.24% to 4.04% 2019................................. 1.15% to 1.35% 5,778 21.07 to 20.51 122 6.16% 12.82% to 12.59% 2018................................. 1.15% to 1.35% 7,074 18.68 to 18.21 132 6.35% (4.55)% to (4.74)% 2017................................. 1.15% to 1.35% 17,726 19.57 to 19.12 347 6.43% 5.34% to 5.13% 2016................................. 1.15% to 1.35% 21,520 18.58 to 18.19 399 6.00% 13.21% to 12.99% Federated Hermes Kaufmann Fund II --Service Shares 2020................................. 1.15% to 2.90% 74,436 39.79 to 12.87 2,847 0.00% 27.00% to 24.76% 2019................................. 1.15% to 1.90% 31,228 31.33 to 28.27 949 0.00% 31.99% to 30.98% 2018................................. 1.15% to 1.90% 35,682 23.74 to 21.58 811 0.00% 2.38% to 1.60% 2017................................. 1.15% to 1.90% 46,846 23.19 to 21.24 1,071 0.00% 26.50% to 25.55% 2016................................. 1.15% to 1.90% 53,502 18.33 to 16.92 969 0.00% 2.23% to 1.46% Fidelity(R) Variable Insurance Products Fund VIP Balanced Portfolio -- Service Class 2 2020................................. 1.15% to 2.40% 210,309 28.46 to 20.59 5,309 1.26% 20.72% to 19.20% 2019................................. 1.15% to 2.40% 204,842 23.58 to 17.27 4,452 1.51% 22.69% to 21.14% 2018................................. 1.15% to 2.40% 254,692 19.22 to 14.26 4,514 1.32% (5.55)% to (6.75)% 2017................................. 1.15% to 2.40% 239,056 20.35 to 15.29 4,464 1.26% 14.78% to 13.34% 2016................................. 1.15% to 2.40% 240,312 17.73 to 13.49 3,881 1.36% 5.75% to 4.42% VIP Contrafund(R) Portfolio -- Service Class 2 2020................................. 1.15% to 2.15% 126,734 34.45 to 26.09 3,988 0.09% 28.73% to 27.44% 2019................................. 1.15% to 2.90% 276,777 26.76 to 10.61 6,772 0.21% 29.77% to 12.89% 2018................................. 1.15% to 2.70% 284,111 20.62 to 14.92 5,525 0.39% (7.72)% to (9.18)% 2017................................. 1.15% to 2.70% 487,922 22.35 to 16.43 10,328 0.77% 20.19% to 18.32% 2016................................. 1.15% to 2.70% 440,487 18.59 to 13.89 7,819 0.34% 6.49% to 4.83% VIP Dynamic Capital Appreciation Portfolio -- Service Class 2 2020................................. 1.15% to 1.65% 4,107 35.80 to 33.27 138 0.05% 31.80% to 31.14% 2019................................. 1.15% to 1.65% 5,167 27.17 to 25.37 132 0.38% 28.33% to 27.68% 2018................................. 1.15% to 1.65% 5,665 21.17 to 19.87 113 0.32% (6.26)% to (6.74)% 2017................................. 1.15% to 1.65% 7,322 22.58 to 21.30 157 0.63% 22.09% to 21.47% 2016................................. 1.15% to 1.65% 11,983 18.50 to 17.54 214 0.72% 1.48% to 0.97% VIP Equity-Income Portfolio -- Service Class 2 2020................................. 1.15% to 2.90% 751,965 21.87 to 11.07 15,449 2.07% 5.21% to 3.35% 2019................................. 1.15% to 2.90% 301,112 20.78 to 10.71 5,921 1.81% 25.65% to 15.27% 2018................................. 1.15% to 2.70% 349,984 16.54 to 11.23 5,508 1.94% (9.60)% to (11.02)% 2017................................. 1.15% to 2.70% 402,486 18.30 to 12.62 7,034 1.64% 11.36% to 9.62% 2016................................. 1.15% to 2.15% 235,851 16.43 to 12.15 3,752 1.17% 16.36% to 15.19%
F-45 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------- ---------- -------------------- VIP FundsManager(R) 50% Portfolio -- Service Class 2 2020.......................... 1.15% to 1.95% 1,522,377 17.38 to 16.16 25,448 0.99% 12.57% to 11.67% 2019.......................... 1.15% to 1.95% 1,712,385 15.44 to 14.48 25,528 1.49% 16.34% to 15.40% 2018.......................... 1.15% to 1.95% 1,976,000 13.27 to 12.54 25,438 1.17% (6.47)% to (7.23)% 2017.......................... 1.15% to 1.95% 2,451,421 14.19 to 13.52 33,875 0.96% 12.93% to 12.02% 2016.......................... 1.15% to 1.95% 2,822,662 12.56 to 12.07 34,699 1.07% 2.88% to 2.05% VIP FundsManager(R) 60% Portfolio -- Service Class 2 2020.......................... 1.15% to 1.95% 4,938,056 19.03 to 17.70 90,483 0.90% 13.60% to 12.68% 2019.......................... 1.15% to 1.95% 5,684,324 16.75 to 15.71 92,064 1.31% 18.87% to 17.91% 2018.......................... 1.15% to 1.95% 6,670,478 14.09 to 13.32 91,288 1.06% (7.59)% to (8.34)% 2017.......................... 1.15% to 1.95% 7,742,412 15.25 to 14.53 115,156 0.86% 15.42% to 14.49% 2016.......................... 1.15% to 1.95% 9,554,287 13.21 to 12.70 123,679 1.08% 3.44% to 2.61% VIP Growth & Income Portfolio -- Service Class 2 2020.......................... 1.15% to 1.65% 18,907 26.52 to 24.64 483 1.95% 6.35% to 5.82% 2019.......................... 1.15% to 1.65% 16,883 24.94 to 23.29 405 3.43% 28.19% to 27.54% 2018.......................... 1.15% to 1.65% 19,829 19.45 to 18.26 374 0.11% (10.24)% to (10.70)% 2017.......................... 1.15% to 1.35% 11,850 21.67 to 21.18 255 1.28% 15.27% to 15.04% 2016.......................... 1.15% to 1.35% 7,042 18.80 to 18.41 132 0.75% 14.48% to 14.25% VIP Growth Opportunities Portfolio --Service Class 2 2020.......................... 1.15% to 2.90% 209,300 56.65 to 17.75 11,361 0.00% 66.29% to 63.36% 2019.......................... 1.15% to 1.95% 60,438 34.07 to 31.95 1,998 0.00% 38.88% to 37.76% 2018.......................... 1.15% to 1.95% 71,292 24.53 to 23.19 1,701 0.10% 10.91% to 10.01% 2017.......................... 1.15% to 1.95% 104,957 22.12 to 21.08 2,267 0.10% 32.64% to 31.57% 2016.......................... 1.15% to 1.95% 136,093 16.67 to 16.02 2,226 0.05% (1.09)% to (1.88)% VIP Growth Portfolio -- Service Class 2 2020.......................... 1.15% to 1.65% 6,741 46.49 to 43.19 311 0.05% 41.90% to 41.18% 2019.......................... 1.15% to 1.65% 7,987 32.76 to 30.59 260 0.06% 32.44% to 31.77% 2018.......................... 1.15% to 1.65% 9,147 24.74 to 23.22 225 0.04% (1.58)% to (2.08)% 2017.......................... 1.15% to 1.65% 12,314 25.14 to 23.71 308 0.07% 33.27% to 32.60% 2016.......................... 1.15% to 1.65% 10,518 18.86 to 17.88 198 0.00% (0.61)% to (1.10)% VIP Investment Grade Bond Portfolio --Service Class 2 2020.......................... 1.15% to 2.90% 660,288 15.60 to 10.74 9,632 2.07% 7.90% to 6.00% 2019.......................... 1.15% to 2.90% 718,961 14.45 to 10.13 9,729 2.49% 8.15% to 2.65% 2018.......................... 1.15% to 2.70% 755,725 13.36 to 11.12 9,523 1.91% (1.93)% to (3.48)% 2017.......................... 1.15% to 2.70% 1,199,529 13.63 to 11.52 15,479 2.15% 2.80% to 1.19% 2016.......................... 1.15% to 2.70% 1,421,709 13.26 to 11.38 17,943 2.31% 3.28% to 1.66%
F-46 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- VIP Mid Cap Portfolio -- Service Class 2 2020........................... 1.15% to 2.15% 102,437 28.10 to 20.90 2,764 0.36% 16.51% to 15.33% 2019........................... 1.15% to 2.90% 315,572 24.12 to 10.34 7,218 0.66% 21.76% to 7.20% 2018........................... 1.15% to 2.70% 361,869 19.81 to 14.08 6,874 0.40% (15.76)% to (17.09)% 2017........................... 1.15% to 2.70% 401,841 23.52 to 16.98 9,086 0.47% 19.15% to 17.29% 2016........................... 1.15% to 2.70% 496,924 19.74 to 14.48 9,454 0.33% 10.64% to 8.91% VIP Value Strategies Portfolio -- Service Class 2 2020........................... 1.15% to 1.15% 8,898 23.80 to 23.80 212 1.05% 6.77% to 6.77% 2019........................... 1.15% to 1.15% 8,887 22.29 to 22.29 198 1.43% 32.56% to 32.56% 2018........................... 1.15% to 1.15% 8,982 16.81 to 16.81 151 0.71% (18.45)% to (18.45)% 2017........................... 1.15% to 1.65% 10,336 20.62 to 19.45 212 1.23% 17.72% to 17.13% 2016........................... 1.15% to 1.65% 13,387 17.52 to 16.61 233 0.89% 8.02% to 7.47% Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund -- Class 2 Shares 2020........................... 1.15% to 2.90% 271,408 16.35 to 11.31 3,840 1.49% 10.45% to 8.50% 2019........................... 1.15% to 2.90% 293,937 14.81 to 10.43 3,812 3.02% 18.48% to 8.97% 2018........................... 1.15% to 2.70% 313,464 12.50 to 10.41 3,618 3.02% (10.69)% to (12.10)% 2017........................... 1.15% to 2.70% 392,474 13.99 to 11.84 5,126 2.60% 10.69% to 8.96% 2016........................... 1.15% to 2.70% 500,957 12.64 to 10.87 5,945 3.90% 11.88% to 10.13% Franklin Income VIP Fund -- Class 2 Shares 2020........................... 1.15% to 2.90% 583,227 19.06 to 10.06 9,565 5.89% (0.47)% to (2.23)% 2019........................... 1.15% to 2.90% 712,529 19.15 to 10.29 11,791 5.28% 14.72% to 5.98% 2018........................... 1.15% to 2.70% 802,859 16.69 to 11.70 11,956 4.81% (5.41)% to (6.90)% 2017........................... 1.15% to 2.70% 922,161 17.65 to 12.56 14,653 4.15% 8.42% to 6.72% 2016........................... 1.15% to 2.70% 1,002,872 16.28 to 11.77 14,829 4.96% 12.71% to 10.95% Franklin Mutual Shares VIP Fund -- Class 2 Shares 2020........................... 1.15% to 1.90% 94,487 17.35 to 15.54 1,613 2.88% (6.14)% to (6.85)% 2019........................... 1.15% to 1.90% 105,225 18.49 to 16.68 1,908 1.79% 21.16% to 20.24% 2018........................... 1.15% to 1.90% 117,750 15.26 to 13.87 1,774 2.31% (10.12)% to (10.80)% 2017........................... 1.15% to 1.90% 156,257 16.98 to 15.55 2,618 2.26% 7.10% to 6.29% 2016........................... 1.15% to 1.90% 177,420 15.85 to 14.63 2,796 1.96% 14.72% to 13.86% Templeton Growth VIP Fund -- Class 2 Shares 2020........................... 1.15% to 1.35% 9,393 14.88 to 14.45 138 3.03% 4.58% to 4.37% 2019........................... 1.15% to 1.65% 11,120 14.23 to 13.29 156 3.25% 13.83% to 13.25% 2018........................... 1.15% to 1.65% 18,077 12.50 to 11.73 224 2.01% (15.83)% to (16.26)% 2017........................... 1.15% to 1.65% 18,440 14.85 to 14.01 271 1.41% 17.14% to 16.55% 2016........................... 1.15% to 1.65% 31,871 12.68 to 12.02 402 2.10% 8.36% to 7.82%
F-47 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- ------------------- Goldman Sachs Variable Insurance Trust Goldman Sachs Government Money Market Fund -- Service Shares 2020............................. 1.15% to 2.90% 1,145,560 9.46 to 9.67 10,480 0.25% (0.89)% to (2.64)% 2019............................. 1.15% to 2.20% 1,009,773 9.54 to 8.82 9,375 1.81% 0.69% to (0.38)% 2018............................. 1.15% to 2.40% 883,543 9.48 to 8.73 8,173 1.40% 0.31% to (0.97)% 2017............................. 1.15% to 1.95% 666,806 9.45 to 9.04 6,204 0.50% (0.64)% to (1.44)% 2016............................. 1.15% to 1.95% 633,867 9.51 to 9.17 5,943 0.04% (1.11)% to (1.90)% Janus Aspen Series Janus Henderson Balanced Portfolio -- Service Shares 2020............................. 1.15% to 2.90% 281,735 30.39 to 11.75 7,597 2.06% 12.71% to 10.72% 2019............................. 1.15% to 2.90% 309,702 26.96 to 10.61 7,409 1.57% 20.87% to 13.00% 2018............................. 1.15% to 2.70% 380,126 22.31 to 16.07 7,653 1.71% (0.73)% to (2.30)% 2017............................. 1.15% to 2.40% 396,270 22.47 to 17.00 8,186 1.36% 16.78% to 15.31% 2016............................. 1.15% to 2.40% 462,550 19.24 to 14.74 8,215 1.94% 3.12% to 1.83% Janus Henderson Forty Portfolio -- Service Shares 2020............................. 1.15% to 2.15% 36,160 54.10 to 38.61 1,785 0.63% 37.43% to 36.05% 2019............................. 1.15% to 2.15% 58,965 39.36 to 28.38 2,149 0.02% 35.28% to 33.91% 2018............................. 1.15% to 2.15% 53,915 29.10 to 21.19 1,464 1.25% 0.54% to (0.48)% 2017............................. 1.15% to 2.15% 75,470 28.94 to 21.30 2,053 0.00% 28.51% to 27.21% 2016............................. 1.15% to 2.70% 234,845 22.52 to 15.85 4,974 0.00% 0.77% to (0.80)% Legg Mason Partners Variable Equity Trust ClearBridge Variable Dividend Strategy Portfolio -- Class II 2020............................. 1.80% to 1.80% 283 21.63 to 21.63 6 1.16% 5.56% to 5.56% 2019............................. 1.75% to 1.80% 2,032 20.63 to 20.49 42 1.28% 29.11% to 29.05% 2018............................. 1.75% to 1.80% 2,425 15.97 to 15.88 39 1.33% (6.67)% to (6.72)% 2017............................. 1.75% to 1.80% 2,770 17.12 to 17.02 47 1.29% 16.93% to 16.87% 2016............................. 1.75% to 1.80% 3,182 14.64 to 14.57 47 1.36% 12.78% to 12.72% ClearBridge Variable Large Cap Value Portfolio -- Class I 2020............................. 1.15% to 1.15% 3,423 14.42 to 14.42 49 1.38% 4.03% to 4.03% 2019............................. 1.15% to 1.15% 2,939 13.86 to 13.86 41 1.63% 27.40% to 27.40% 2018............................. 1.15% to 1.15% 4,423 10.88 to 10.88 48 1.39% (9.93)% to (9.93)% 2017............................. 1.15% to 1.15% 5,396 12.08 to 12.08 65 1.41% 13.52% to 13.52% 2016............................. 1.15% to 1.15% 5,437 10.64 to 10.64 58 1.62% 11.70% to 11.70%
F-48 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ------- -------------- ------ ---------- ------------------- MFS(R) Variable Insurance Trust MFS(R) Total Return Series -- Service Class Shares 2020................................. 1.15% to 2.90% 173,382 21.30 to 11.12 3,421 2.07% 8.25% to 6.34% 2019................................. 1.15% to 2.90% 189,565 19.68 to 10.45 3,465 2.06% 18.74% to 9.58% 2018................................. 1.15% to 2.40% 215,934 16.57 to 12.35 3,362 1.97% (6.96)% to (8.14)% 2017................................. 1.15% to 2.40% 252,058 17.81 to 13.45 4,242 2.11% 10.74% to 9.34% 2016................................. 1.15% to 2.40% 264,430 16.09 to 12.30 3,967 2.70% 7.56% to 6.21% MFS(R) Utilities Series -- Service Class Shares 2020................................. 1.15% to 1.65% 9,137 29.62 to 27.52 267 2.20% 4.40% to 3.88% 2019................................. 1.15% to 1.65% 9,178 28.37 to 26.50 257 3.94% 23.37% to 22.74% 2018................................. 1.15% to 1.65% 10,769 23.00 to 21.59 245 0.85% (0.36)% to (0.86)% 2017................................. 1.15% to 1.65% 14,558 23.08 to 21.77 330 4.09% 13.18% to 12.61% 2016................................. 1.15% to 1.65% 16,120 20.39 to 19.34 323 3.67% 9.96% to 9.41% MFS(R) Variable Insurance Trust II MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares 2020................................. 1.15% to 1.15% 1,389 21.40 to 21.40 30 0.22% 20.79% to 20.79% 2019................................. 1.15% to 1.15% 1,422 17.72 to 17.72 25 0.35% 37.98% to 37.98% 2018................................. 1.15% to 1.15% 1,452 12.84 to 12.84 19 0.34% (0.59)% to (0.59)% 2017................................. 1.15% to 1.15% 1,482 12.92 to 12.92 19 0.42% 26.63% to 26.63% 2016................................. 1.15% to 1.15% 1,486 10.20 to 10.20 15 0.39% 4.62% to 4.62% PIMCO Variable Insurance Trust All Asset Portfolio -- Advisor Class Shares 2020................................. 1.15% to 1.85% 9,158 17.57 to 15.85 157 4.87% 6.66% to 5.91% 2019................................. 1.15% to 1.85% 9,556 16.47 to 14.96 154 2.82% 10.46% to 9.68% 2018................................. 1.15% to 1.85% 9,980 14.91 to 13.64 146 3.04% (6.54)% to (7.21)% 2017................................. 1.15% to 1.85% 11,230 15.96 to 14.70 176 4.46% 12.08% to 11.29% 2016................................. 1.15% to 1.85% 12,886 14.24 to 13.21 180 2.38% 11.61% to 10.82% High Yield Portfolio -- Administrative Class Shares 2020................................. 1.15% to 2.90% 125,309 20.88 to 10.51 2,484 4.87% 4.52% to 2.68% 2019................................. 1.15% to 2.90% 229,305 19.98 to 10.23 4,339 4.89% 13.41% to 4.84% 2018................................. 1.15% to 2.70% 205,247 17.62 to 13.35 3,470 5.09% (3.77)% to (5.29)% 2017................................. 1.15% to 2.70% 204,529 18.31 to 14.10 3,625 4.87% 5.39% to 3.74% 2016................................. 1.15% to 2.70% 224,706 17.37 to 13.59 3,790 5.26% 11.15% to 9.42% Long-Term U.S. Government Portfolio --Administrative Class Shares 2020................................. 1.15% to 2.90% 242,971 25.17 to 11.56 5,592 1.67% 16.04% to 13.99% 2019................................. 1.15% to 2.90% 206,995 21.69 to 10.15 4,089 2.04% 12.02% to 3.02% 2018................................. 1.15% to 2.70% 195,692 19.36 to 14.90 3,508 2.40% (3.51)% to (5.03)% 2017................................. 1.15% to 2.70% 190,856 20.07 to 15.69 3,571 2.17% 7.71% to 6.02% 2016................................. 1.15% to 2.70% 206,951 18.63 to 14.80 3,588 1.81% (0.48)% to (2.04)%
F-49 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- --------- -------------- ------ ---------- -------------------- Low Duration Portfolio -- Administrative Class Shares 2020................................ 1.15% to 2.90% 812,630 13.32 to 10.00 10,126 1.04% 1.80% to 0.00% 2019................................ 1.15% to 2.90% 396,229 13.08 to 10.00 4,856 2.76% 2.83% to (0.08)% 2018................................ 1.15% to 2.70% 407,261 12.72 to 10.17 4,871 1.91% (0.82)% to (2.38)% 2017................................ 1.15% to 2.70% 446,745 12.83 to 10.42 5,449 1.34% 0.19% to (1.38)% 2016................................ 1.15% to 2.70% 517,367 12.80 to 10.57 6,327 1.51% 0.24% to (1.33)% Total Return Portfolio -- Administrative Class Shares 2020................................ 1.15% to 2.90% 717,728 18.33 to 10.64 12,159 2.14% 7.40% to 5.50% 2019................................ 1.15% to 2.90% 889,601 17.07 to 10.09 14,030 3.01% 7.11% to 1.76% 2018................................ 1.15% to 2.70% 973,291 15.94 to 12.54 14,429 2.51% (1.68)% to (3.23)% 2017................................ 1.15% to 2.70% 1,348,754 16.21 to 12.96 20,378 2.02% 3.71% to 2.09% 2016................................ 1.15% to 2.70% 1,588,278 15.63 to 12.70 23,292 2.09% 1.50% to (0.09)% State Street Variable Insurance Series Funds, Inc. Income V.I.S. Fund -- Class 1 Shares 2020................................ 1.75% to 1.75% 670 13.37 to 13.37 9 2.43% 5.15% to 5.15% 2019................................ 1.75% to 1.75% 665 12.71 to 12.71 8 0.21% 6.72% to 6.72% 2018................................ 1.75% to 1.75% 648 11.91 to 11.91 8 2.04% (3.16)% to (3.16)% 2017................................ 1.75% to 1.75% 725 12.30 to 12.30 9 2.17% 1.44% to 1.44% 2016................................ 1.75% to 1.75% 687 12.13 to 12.13 8 1.84% 1.19% to 1.19% Real Estate Securities V.I.S. Fund -- Class 1 Shares 2020................................ 1.15% to 2.90% 107,390 23.27 to 9.42 2,516 0.51% (6.33)% to (7.98)% 2019................................ 1.15% to 2.90% 109,164 24.84 to 10.23 2,713 1.38% 24.70% to 4.86% 2018................................ 1.15% to 2.70% 118,670 19.92 to 14.63 2,403 2.23% (6.80)% to (8.27)% 2017................................ 1.15% to 2.70% 155,157 21.37 to 15.94 3,356 1.69% 4.63% to 2.99% 2016................................ 1.15% to 2.70% 171,106 20.43 to 15.48 3,541 2.32% 6.76% to 5.09% S&P 500(R) Index V.I.S. Fund -- Class 1 Shares 2020................................ 1.15% to 1.65% 104 32.70 to 30.39 3 1.74% 16.56% to 15.98% 2019................................ 1.15% to 1.65% 570 28.06 to 26.20 15 1.26% 29.54% to 28.88% 2018................................ 1.15% to 1.65% 709 21.66 to 20.33 15 1.70% (5.83)% to (6.31)% 2017................................ 1.15% to 1.65% 867 23.00 to 21.70 19 1.67% 20.11% to 19.51% 2016................................ 1.15% to 1.65% 5,592 19.15 to 18.16 102 0.31% 10.33% to 9.78% Small-Cap Equity V.I.S. Fund -- Class 1 Shares 2020................................ 1.15% to 1.85% 5,858 29.72 to 26.81 168 0.00% 13.21% to 12.41% 2019................................ 1.15% to 1.35% 7,584 26.25 to 25.54 196 0.00% 24.67% to 24.42% 2018................................ 1.15% to 1.35% 8,318 21.06 to 20.53 173 0.00% (10.74)% to (10.92)% 2017................................ 1.15% to 1.35% 8,655 23.59 to 23.05 202 0.00% 11.42% to 11.19% 2016................................ 1.15% to 1.35% 12,587 21.17 to 20.73 264 0.00% 22.34% to 22.10%
F-50 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020
EXPENSE AS A NET INVESTMENT % OF AVERAGE ASSETS INCOME NET ASSETS (1) UNITS UNIT VALUE 000S RATIO (2) TOTAL RETURN (3) -------------- ---------- -------------- ------- ---------- -------------------- Total Return V.I.S. Fund -- Class 3 Shares 2020......................... 1.00% to 2.90% 8,151,172 17.82 to 10.55 131,352 1.61% 5.08% to 3.06% 2019......................... 1.00% to 2.90% 9,712,097 16.96 to 10.23 150,269 1.97% 14.41% to 4.86% 2018......................... 1.00% to 2.70% 11,257,291 14.82 to 10.59 154,286 1.80% (7.55)% to (9.14)% 2017......................... 1.00% to 2.70% 13,427,253 16.03 to 11.66 200,564 1.67% 14.12% to 12.16% 2016......................... 1.00% to 2.70% 15,553,831 14.05 to 10.40 205,936 1.57% 5.02% to 3.22% U.S. Equity V.I.S. Fund -- Class 1 Shares 2020......................... 1.15% to 1.35% 4,159 32.83 to 31.88 135 0.52% 21.22% to 20.98% 2019......................... 1.15% to 1.35% 7,471 27.08 to 26.35 200 0.74% 30.25% to 29.99% 2018......................... 1.15% to 1.35% 6,591 20.79 to 20.27 136 0.86% (4.51)% to (4.71)% 2017......................... 1.15% to 1.35% 7,007 21.77 to 21.27 151 0.79% 18.54% to 18.30% 2016......................... 1.15% to 1.35% 7,420 18.37 to 17.98 135 1.20% 8.05% to 7.84% The Prudential Series Fund Jennison 20/20 Focus Portfolio -- Class II Shares 2020......................... 1.15% to 1.75% 475 34.92 to 31.97 16 0.00% 28.91% to 28.13% 2019......................... 1.15% to 1.75% 13,173 27.09 to 24.95 347 0.00% 26.92% to 26.15% 2018......................... 1.15% to 1.75% 15,065 21.34 to 19.78 314 0.00% (6.81)% to (7.38)% 2017......................... 1.15% to 1.75% 18,886 22.90 to 21.35 424 0.00% 28.26% to 27.48% 2016......................... 1.15% to 1.75% 20,080 17.86 to 16.75 352 0.00% 0.07% to (0.54)% Jennison Portfolio -- Class II Shares 2020......................... 1.15% to 1.35% 2,094 54.62 to 53.05 114 0.00% 53.78% to 53.47% 2019......................... 1.15% to 1.35% 3,045 35.52 to 34.56 108 0.00% 31.30% to 31.03% 2018......................... 1.15% to 1.35% 7,672 27.05 to 26.38 207 0.00% (2.32)% to (2.52)% 2017......................... 1.15% to 1.35% 477 27.70 to 27.06 13 0.00% 34.57% to 34.30% 2016......................... 1.15% to 1.35% 497 20.58 to 20.15 10 0.00% (2.43)% to (2.62)% Natural Resources Portfolio -- Class II Shares 2020......................... 1.15% to 2.90% 366,713 9.10 to 10.54 3,079 0.00% 10.53% to 8.57% 2019......................... 1.15% to 2.90% 609,266 8.24 to 9.71 4,633 0.00% 8.99% to (5.89)% 2018......................... 1.15% to 2.70% 630,717 7.56 to 4.99 4,387 0.00% (19.36)% to (20.64)% 2017......................... 1.15% to 2.70% 547,014 9.37 to 6.28 4,744 0.00% (1.67)% to (3.21)% 2016......................... 1.15% to 2.70% 407,340 9.53 to 6.49 3,600 0.00% 23.39% to 21.46% Wells Fargo Variable Trust Wells Fargo VT Omega Growth Fund -- Class 2 2020......................... 1.15% to 1.15% 660 50.12 to 50.12 33 0.00% 41.54% to 41.54% 2019......................... 1.15% to 1.15% 823 35.41 to 35.41 29 0.00% 35.47% to 35.47% 2018......................... 1.15% to 1.15% 991 26.14 to 26.14 26 0.00% (0.88)% to (0.88)% 2017......................... 1.15% to 1.15% 1,129 26.37 to 26.37 30 0.01% 33.05% to 33.05% 2016......................... 1.15% to 1.15% 3,964 19.82 to 19.82 79 0.00% (0.64)% to (0.64)%
-------- (1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each F-51 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 Notes to Financial Statements -- Continued December 31, 2020 period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded. (2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets. (3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return. (4)The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2016 to December 31, 2016. F-52 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Financial Statements Years Ended December 31, 2020, 2019 and 2018 (With Independent Auditors' Report Thereon) GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Index to Statutory Financial Statements
Page ---- Independent Auditors' Report............................................... F-1 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.................................................................. F-3 Statutory Statements of Summary of Operations.............................. F-5 Statutory Statements of Changes in Capital and Surplus..................... F-6 Statutory Statements of Cash Flow.......................................... F-7 Notes to Statutory Financial Statements.................................... F-9
Independent Auditors' Report The Board of Directors Genworth Life and Annuity Insurance Company: We have audited the accompanying financial statements of Genworth Life and Annuity Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements. Management's Responsibility for the Financial Statements Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error. Auditors' Responsibility Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions. Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles As described in Note 1 to the financial statements, the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material. Adverse Opinion on U.S. Generally Accepted Accounting Principles In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2020. F-1 Opinion on Statutory Basis of Accounting In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Genworth Life and Annuity Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1. Emphasis of Matter As discussed in Note 1 to the statutory financial statements, effective January 1, 2020, the Company adopted new accounting guidance pursuant to section 21 of the Valuation Manual (VM-21), which revised the valuation of variable annuity and other contracts. Our opinion is not modified with respect to this matter. /s/ KPMG LLP Richmond, Virginia April 22, 2021 F-2 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus December 31, 2020 and 2019 (Dollar amounts in millions, except per share amounts)
2020 2019 --------- --------- Admitted Assets Cash and invested assets: Bonds..................... $11,457.0 $11,455.4 Preferred stocks -- nonaffiliates........... 21.3 39.0 Common stocks -- affiliates.............. 218.3 413.0 Common stocks -- nonaffiliates........... 32.1 23.0 Mortgage loans............ 1,717.3 1,812.3 Real estate............... 13.1 12.5 Contract loans............ 474.4 494.7 Cash, cash equivalents and short-term investments............. 242.9 227.9 Other invested assets..... 69.8 71.8 Receivable for securities.............. 10.5 3.2 Derivative assets......... 63.5 80.7 Securities lending reinvested collateral.............. 26.0 17.7 --------- --------- Total cash and invested assets..... 14,346.2 14,651.2 Amounts recoverable from reinsurers and funds held....................... 458.1 465.5 Deferred tax asset........... 111.0 127.9 Guaranty funds receivable.... 7.4 7.6 Premiums and accounts receivable................. 399.3 479.4 Investment income due and accrued................ 132.3 133.7 Other assets................. 12.3 18.0 Separate account assets...... 5,669.8 5,691.8 --------- --------- Total admitted assets.............. $21,136.4 $21,575.1 ========= =========
F-3 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -- Continued December 31, 2020 and 2019 (Dollar amounts in millions, except per share amounts)
2020 2019 --------- --------- Liabilities and Capital and Surplus Liabilities Aggregate reserves -- life.................... $ 7,074.6 $ 6,901.9 Aggregate reserves -- annuity contracts....... 4,080.8 4,464.7 Aggregate reserves -- accident and health policies................ 0.8 1.0 Liability for deposit-type contracts............... 756.0 705.8 Liability for policy and contract claims..... 113.9 84.0 Policyholders dividends............... 0.3 0.3 Premiums and annuity considerations received in advance..... 5.8 6.5 Other amounts payable on reinsurance.......... 185.9 145.0 Interest maintenance reserve................. 36.5 34.0 Commissions payable....... 0.1 0.2 General expenses due or accrued.............. 2.0 1.2 Transfers to separate accounts due or accrued................. (6.1) (13.6) Taxes, licenses, and fees due or accrued..... 7.7 10.6 Current Federal income tax payable...... 38.2 47.8 Unearned investment income.................. 6.0 6.9 Amounts withheld or retained by company as agent or trustee..... 14.8 11.5 Remittances and items not allocated........... 22.4 21.5 Asset valuation reserve................. 109.6 112.8 Payable to parent, subsidiaries and affiliates.............. 10.6 7.3 Funds held under coinsurance and treaties with unauthorized reinsurers.............. 1,974.2 1,915.4 Reinsurance in unauthorized companies............... 0.5 -- Payable for securities lending...... 26.0 17.7 Payable for securities.... 4.9 16.4 Derivative liabilities.... 0.8 0.1 Payable for collateral received from derivatives counterparties.......... 8.5 15.8 Separate account liabilities............. 5,669.8 5,691.8 --------- --------- Total liabilities..... 20,144.6 20,206.6 --------- --------- Capital and surplus: Common stock, Class A ($1,000 par value. 50,000 shares authorized; 25,651 shares issued and outstanding)............ 25.6 25.6 Paid in surplus........... 1,456.7 1,456.7 Unassigned deficit........ (490.5) (113.8) --------- --------- Total capital and surplus............. 991.8 1,368.5 --------- --------- Total liabilities and capital and surplus............. $21,136.4 $21,575.1 ========= =========
See accompanying notes to statutory financial statements. F-4 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Summary of Operations Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 -------- -------- -------- Revenues: Premiums and annuity considerations.............. $ 175.2 $ (901.0) $ 6.4 Considerations for supplementary contracts with life contingencies............... 22.2 13.9 17.1 Net investment income......... 668.7 670.2 639.8 Amortization of interest maintenance reserve......... 1.0 -- -- Commissions and expense allowances on reinsurance ceded........ 123.2 1,404.4 274.2 Reserve adjustments on reinsurance ceded........ (83.9) (488.1) (11.4) Income from fees associated with investment management, administration, and contract guarantees from separate accounts.................... 97.3 105.2 116.2 Other income.................. 16.9 25.7 29.2 -------- -------- -------- Total revenues............ 1,020.6 830.3 1,071.5 -------- -------- -------- Benefits: Death benefits................ 368.4 323.1 400.2 Matured endowments............ 1.9 1.5 3.0 Annuity benefits.............. 367.3 385.0 402.5 Disability benefits and benefits under accident and health policies.................... 4.5 4.3 3.9 Surrender benefits and other fund withdrawals................. 826.1 612.8 701.7 Payments on supplementary contracts with life contingencies............... 15.2 14.1 13.4 Interest and adjustments on contracts or deposit-type contract funds.............. 24.7 26.2 25.4 Decrease in aggregate reserves -- life, annuity and accident and health......... (344.1) (633.3) (46.3) -------- -------- -------- Total benefits............ 1,264.0 733.7 1,503.8 -------- -------- -------- Expenses: Commissions................... 107.3 115.5 124.5 General insurance expenses.................... 131.3 133.3 137.4 Insurance taxes, licenses, and fees, excluding Federal income taxes................ 22.6 29.0 25.4 Net transfer from separate accounts........... (410.9) (470.8) (565.6) Other expenses................ 131.6 63.9 57.1 -------- -------- -------- Total expenses............ (18.1) (129.1) (221.2) -------- -------- -------- Total benefits and expenses............ 1,245.9 604.6 1,282.6 -------- -------- -------- Income (loss) before Federal income taxes and realized capital gains (losses), net........ (225.3) 225.7 (211.1) Federal income taxes............. (37.6) 38.5 (18.8) -------- -------- -------- Income (loss) before realized capital gains (losses)............. (187.7) 187.2 (192.3) Realized capital gains (losses), net.................. 5.6 (1.4) (17.2) -------- -------- -------- Net income (loss)............... $ (182.1) $ 185.8 $ (209.5) ======== ======== ========
See accompanying notes to statutory financial statements. F-5 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Changes in Capital and Surplus Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Common stock ------------- Paid in Unassigned Amount Shares surplus deficit Total ------ ------ -------- ---------- -------- Balances as of December 31, 2017...... $25.6 25,651 $1,456.7 $(193.5) $1,288.8 Net loss.............. -- -- -- (209.5) (209.5) Change in net unrealized capital gains and losses.... -- -- -- (138.7) (138.7) Change in net unrealized foreign exchange capital gains and losses.... -- -- -- (0.5) (0.5) Change in net deferred income taxes............... -- -- -- 34.0 34.0 Change in nonadmitted assets.............. -- -- -- 13.1 13.1 Change in asset valuation reserve... -- -- -- 23.7 23.7 Change in surplus as a result of reinsurance......... -- -- -- 39.8 39.8 Special tax allocation agreement with Genworth............ -- -- -- 103.2 103.2 Balances as of December 31, 2018...... 25.6 25,651 1,456.7 (328.4) 1,153.9 ----- ------ -------- ------- -------- Net income............ -- -- -- 185.8 185.8 Change in net unrealized capital gains and losses.... -- -- -- 202.4 202.4 Change in net unrealized foreign exchange capital gains and losses.... -- -- -- 0.8 0.8 Change in net deferred income taxes............... -- -- -- 14.3 14.3 Change in nonadmitted assets.............. -- -- -- (44.5) (44.5) Change in asset valuation reserve... -- -- -- (37.6) (37.6) Change in surplus as a result of reinsurance......... -- -- -- (113.0) (113.0) Special tax allocation agreement with Genworth............ -- -- -- (7.8) (7.8) Prior period correction - ceded premiums on term conversion policies (see Note 1(w))..... -- -- -- 14.2 14.2 ----- ------ -------- ------- -------- Balances as of December 31, 2019...... 25.6 25,651 1,456.7 (113.8) 1,368.5 Net loss.............. -- -- -- (182.1) (182.1) Change in net unrealized capital gains and losses.... -- -- -- (35.3) (35.3) Change in net unrealized foreign exchange capital gains and losses.... -- -- -- 0.6 0.6 Change in net deferred income taxes............... -- -- -- 42.7 42.7 Change in nonadmitted assets.............. -- -- -- (75.6) (75.6) Change in liability for reinsurance in unauthorized companies........... -- -- -- (0.5) (0.5) Change in reserve on account of change in valuation basis.. -- -- -- (96.0) (96.0) Change in asset valuation reserve... -- -- -- 3.2 3.2 Change in surplus as a result of reinsurance......... -- -- -- (29.4) (29.4) Special tax allocation agreement with Genworth............ -- -- -- (4.3) (4.3) Prior period correction - Investment in Jamestown (see Note 1(v))............... -- -- -- 29.0 29.0 Prior period correction - Jamestown ceded reserves coinsurance quota share, net of deferred tax of $ 7.7 (see Note 1(v)). -- -- -- (29.0) (29.0) ----- ------ -------- ------- -------- Balances as of December 31, 2020...... $25.6 25,651 $1,456.7 $(490.5) $ 991.8 ===== ====== ======== ======= ========
See accompanying notes to statutory financial statements. F-6 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Cash Flow Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 -------- -------- -------- Cash flow from operations: Premiums collected net of reinsurance.................. $ 209.7 $ 318.0 $ 30.6 Net investment income................. 645.3 645.8 619.0 Miscellaneous income.................. 124.0 129.4 448.2 -------- -------- -------- Total cash provided from revenues................ 979.0 1,093.2 1,097.8 -------- -------- -------- Benefit and loss related payments.................... 1,417.0 1,248.5 1,445.1 Net transfers from separate, segregated accounts, and protected cell accounts............................ (418.3) (471.4) (586.3) Commissions, expenses paid, and aggregate write-ins for deductions.......................... 258.4 272.3 283.3 Federal income taxes paid, net of capital gains (losses)............................ (19.0) (29.2) 6.3 -------- -------- -------- Total cash applied to benefits and general and other expenses..................... 1,238.1 1,020.2 1,148.4 -------- -------- -------- Net cash provided by (applied to) operations............... (259.1) 73.0 (50.6) -------- -------- -------- Cash flow from investments: Proceeds from investments sold, matured, or repaid: Bonds............................. 1,162.6 1,068.3 1,614.4 Stocks............................ 37.1 30.8 0.6 Mortgage loans.................... 193.9 146.2 210.9 Real estate....................... -- -- 0.2 Other invested assets.......................... 0.7 13.4 7.7 Miscellaneous proceeds........................ 21.2 23.4 49.9 -------- -------- -------- Total investment proceeds..................... 1,415.5 1,282.1 1,883.7 -------- -------- -------- Cost of investments acquired: Bonds............................. 960.1 1,085.4 1,663.3 Stocks............................ 11.8 46.7 8.5 Mortgage loans.................... 98.9 91.4 302.9 Real estate....................... 1.2 0.9 1.9 Other invested assets.......................... -- 0.5 0.1 Miscellaneous applications.................... 27.1 56.1 2.5 -------- -------- -------- Total investments acquired..................... 1,099.1 1,281.0 1,979.2 Net decrease in contract loans and premium notes....................... (22.3) (13.2) (15.9) -------- -------- -------- Net cash provided by (applied to) investments.............. 338.7 14.3 (79.6) -------- -------- -------- Cash flow from financing and miscellaneous sources: Cash provided (applied): Net deposits on deposit-type contracts and other insurance liabilities..................... (63.8) (195.7) 0.2 Other cash provided (applied)....................... (0.8) 29.1 77.2 -------- -------- -------- Net cash provided by (applied to) financing and miscellaneous sources.................. (64.6) (166.6) 77.4 -------- -------- -------- Net change in cash, cash equivalents and short-term investments................. 15.0 (79.3) (52.8) Cash, cash equivalents and short-term investments: Beginning of year..................... 227.9 307.2 360.0 -------- -------- -------- End of year........................... $ 242.9 $ 227.9 $ 307.2 ======== ======== ========
F-7 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Statutory Statements of Cash Flow -- Continued Years ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 2018 ------- --------- ------- Supplemental information: Interest capitalization -- net investment income............... $ (10.4) $ (11.3) $ (14.3) Interest capitalization -- bond purchases....... (10.4) (11.3) (14.3) Securities exchanged -- bond proceeds..... (150.4) (198.1) (143.2) Securities exchanged -- bond purchases.... (150.4) (198.1) (143.2) Tax sharing agreement transfer of taxes payable -- taxes paid................. (3.7) (0.7) (3.9) Tax sharing agreement transfer of taxes payable -- stock proceeds............. (19.8) (73.7) (231.0) Tax sharing agreement transfer of taxes payable -- stock purchases............ (19.2) (65.2) (330.3) Tax sharing agreement transfer of taxes payable -- special tax allocation agreement............ 4.3 7.8 (103.2) Transfer of securities from affiliate as return of capital -- stock proceeds............. (182.1) -- -- Transfer of securities from affiliate as return of capital -- bond purchases............ (179.8) -- -- Transfer of securities from affiliate as return of capital -- other invested asset purchases............ (0.6) -- -- Transfer of securities from affiliate as return of capital -- net investment income.... (1.7) -- -- Reinsurance treaties -- premiums.......... -- 1,192.5 -- Reinsurance treaties -- commissions ceded. -- (1,196.2) -- Reinsurance treaties -- benefits.......... -- 391.4 -- Reinsurance treaties -- bond purchases.... -- (82.9) -- Reinsurance treaties -- funds withheld adjustment........... -- (470.6) -- Rivermont account value adjustment -- benefits and loss related payments..... -- -- (27.5) Rivermont account value adjustment -- stock purchases...... -- -- (27.5)
See accompanying notes to statutory financial statements. F-8 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (1)Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies (a) Corporate Structure Genworth Life and Annuity Insurance Company (the "Company" or "GLAIC") is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company ("GLIC"), which is wholly-owned by Genworth North America Corporation ("GNA"), which is indirectly wholly-owned by Genworth Financial, Inc. ("Genworth"). The following are the Company's direct subsidiaries with percentage of ownership listed as of December 31, 2020:
2020 ----- Jamestown Life Insurance Company ("JLIC").............. 100.0% River Lake Insurance Company VI ("RLIC VI")............ 100.0 River Lake Insurance Company VII ("RLIC VII").......... 100.0 River Lake Insurance Company VIII ("RLIC VIII")........ 100.0 River Lake Insurance Company X ("RLIC X").............. 100.0 GNWLAAC Real Estate Holding, LLC ("GNWLAAC RE")........ 100.0 Newco Properties, Inc. ("Newco")....................... 100.0 Assigned Settlement Inc. ("ASI")....................... 100.0 Genworth Life Insurance Company of New York ("GLICNY"). 34.5
As of December 31, 2020, GNWLAAC RE and ASI were unaudited and fully nonadmitted. The Company's direct subsidiaries previously included Rivermont Life Insurance Company I ("Rivermont") and River Lake Insurance Company IX ("RLIC IX"). Rivermont was dissolved on March 12, 2020. RLIC IX was dissolved on April 9, 2020. On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and a direct, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide. On April 6, 2021, Genworth announced that it had exercised its right to terminate the Merger Agreement with China Oceanwide. Terminating the agreement allows Genworth to pursue its revised strategic plan without restrictions and without uncertainty regarding its ultimate ownership, which might impact its ability to successfully execute the plan. (b) Nature of Business The Company's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business. F-9 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of the Company's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits. The Company previously distributed its products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms. (c) COVID-19 COVID-19 has disrupted the global economy and financial markets; business operations; and consumer behavior and confidence. The most significant impacts in the Company from COVID-19 are related to the current low interest rate environment and continued elevated mortality. Higher mortality rates had unfavorable impacts in the Company's life insurance products. The low interest rate environment and volatile equity markets adversely impacted earnings in the Company's variable annuity products. The Company observed minimal impacts from COVID-19 in its fixed annuity products. The Company continues to provide customer service to its policyholders during this uncertain time and is available to address questions or concerns regarding their policies. The Company is continually assessing its operational processes and monitoring potential impacts to mortality due to COVID-19. The Company has complied with guidance issued by certain insurance regulators, such as mandates that policies cannot be lapsed or cancelled if premiums are not paid or require the Company to provide extensions of grace periods during the COVID-19 pandemic. Although most of these mandates have been lifted, the Company continues to monitor developments related to COVID-19 such as state directives that are issued during this time and will comply with any new guidance issued by its state insurance regulators. The Company has also contacted its reinsurance counterparties to inform them of the actions it has taken in response to state bulletins on extension of grace periods as well as offering flexibility to its policyholders who are on claim. The Company has not experienced a significant impact on its premiums while there have been premium deferrals/grace period mandates in place in certain states. In 2016, the Company suspended sales of its traditional life insurance and fixed annuity products. The Company's variable annuity and variable life insurance products have not been actively sold since 2011. The Company continues to service its existing blocks of business. While the ongoing impact of COVID-19 is very difficult to predict, the related outcomes and impact on the Company will depend on the length and severity of the pandemic and shape of the economic recovery. The Company continues to monitor pandemic developments and the potential financial impacts on its business. (d) Basis of Presentation The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the "Virginia Bureau"). These prescribed statutory accounting practices ("SAP") include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), including Statements of Statutory Accounting Principles ("SSAP"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. F-10 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Virginia Bureau approved a permitted practice for the 2020 statutory financial statements of the Company whereby the Company is exempt from the requirements of principle-based reserves ("PBR") as prescribed in the NAIC Valuation Manual-20: Requirements for Principle-Based Reserves for Life Products ("VM-20"). The permitted practice is limited to ordinary life insurance business issued in 2020 on revised contracts where existing policyholders exercised their contract options which were purchased prior to the enactment of PBR requirements. In 2016, the Company suspended sales of it traditional life insurance products. This permitted practice had a de minimis impact on the Company's net loss and capital and surplus in 2020. Without the permitted practice, the Company's risk-based capital ("RBC") would not have triggered a regulatory action. In addition, certain of the Company's subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b). The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation. (e) Differences Between SAP and U.S. GAAP The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles ("U.S. GAAP"), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include: . Investments in bonds and preferred stocks are generally carried at amortized cost under SAP. Under U.S. GAAP, investments in bonds and preferred stocks are carried at fair value with changes recorded in accumulated other comprehensive income (loss) and net investment gains (losses), respectively. . The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses. . The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss). . Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss). . Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge ("non-qualifying derivatives") are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives' impact on operations is limited to payments and receipts of periodic coupons. . Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative. F-11 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) . Interest maintenance reserve ("IMR") represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP. . Asset valuation reserve ("AVR") represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts. . Certain assets, principally furniture, equipment, prepaid expenses, agents' balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary. . Intangible assets such as present value of future profits and other adjustments, resulting from the Company's acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually. . Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period. . Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance ("LTC") are based on morbidity assumptions derived from the Company's experience. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders' contracts, with an additional reserve for certain guaranteed benefits. . Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable. . Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company. . Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized over either the expected premium paying period or the expected gross profits. . Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net loss. . Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances. . Under SAP, Federal income taxes are provided for in the Company's estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax F-12 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) assets ("DTA") and deferred tax liabilities ("DTL") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP. . The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations. . SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income. (f) Recognition of Revenue and Related Expenses Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred. (g) Investments Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates. Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated ("SCA") insurance companies are carried at the Company's proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid. Investments in preferred stocks are carried at cost, except where the NAIC designation is four or below and the fair value has fallen below amortized cost, in which case it is carried at fair value. Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents. The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments ("OTTI"). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the F-13 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security's carrying value and its fair value. For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value. In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Investments in real estate are stated at depreciated cost. As of December 31, 2020 and 2019, the Company's investment in real estate consisted of properties occupied by the Company of $13.1 and $12.5, respectively. On October 16, 2018, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $0.2. As a result of the sale, the Company recorded a de minimis gain. Newco, a noninsurance subsidiary, owns certain properties occupied by the Company and its affiliates. Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms. GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer. Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded. Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss). Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds and F-14 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) preferred stocks carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus. The Company participates in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. The collateral is re-invested in short-term investments which are carried at amortized cost. Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR. (h) Fair Value Measurements The Company holds certain long-term bonds, common stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories: . Level 1 -- Quoted prices for identical instruments in active markets. . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable. . Level 3 -- Instruments whose significant value drivers are unobservable. Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments. Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps. Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data. F-15 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur. The valuation of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1. The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3. The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2. The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above. (i) Investment Income Due and Accrued Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2020 and 2019, the Company's nonadmitted investment income due and accrued was zero. (j) Nonadmitted Assets Certain assets, principally furniture, equipment, agents' debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus. (k) Aggregate Reserves and Liability for Deposit-Type Contracts Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year. In 2019 and prior years, policy reserves on variable annuity contracts were calculated using the Commissioner's Annuity Reserve Valuation Method for Variable Annuities ("VACARVM"), which included valuation interest assumptions that followed the Standard Valuation Law and varied by the contracts' characteristics and their issue year. Effective January 1, 2020, VACARVM reserves follow the reserve requirements prescribed in the NAIC Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities ("VM-21"). See Note 1(v) for a discussion of the impact resulting from this change. F-16 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year. Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law. Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience. Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders' contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract. (l) Liability for Policy and Contract Claims The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated. Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided. (m) Interest Maintenance Reserve IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called. (n) Asset Valuation Reserve AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC. (o) Federal Income Taxes The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company's assessment of the realizability of such amounts. (p) Reinsurance Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies. F-17 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus. Policy and contract liabilities ceded have been reported as reductions to the related reserves. (q) Guaranty Association Assessments The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b). (r) Electronic Data Processing ("EDP") Equipment and Software EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2020 and 2019, EDP equipment and operating software and non-operating software totaled $5.4 and $8.1, respectively. For the years ended December 31, 2020, 2019 and 2018, total depreciation expense for EDP equipment and operating software and non-operating software was $4.0, $4.1, and $5.7, respectively. Of these amounts, $0.6, $0.5 and $0.3 were related to EDP equipment and operating software as of December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, total accumulated depreciation totaled $108.3 and $125.9, respectively, inclusive of $0.2 and $0.3, respectively, related to EDP equipment and operating software. (s) Derivative Instruments Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus. The Company uses cross currency swaps, equity index options, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the Company's annuity liabilities. The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. Cross currency swaps that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination. F-18 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (t) Experience Refunds Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company. (u) Going Concern The Company's management does not have any doubts about the Company's ability to continue as a going concern within one year from the date the statutory financial statements were issued. (v) Accounting Changes In 2019, the NAIC approved revisions to PBR and capital for variable annuity products effective January 1, 2020. The NAIC implemented the framework through revisions to VM-21, Actuarial Guideline XLIII and the Life Risk-Based Capital Instructions. As a result of these revisions, the Company recorded additional reserves above prior regulation of $96.0 for its variable annuity products as of January 1, 2020, with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis. In November 2018, the NAIC adopted revisions to SSAP No. 51R, Life Contracts, SSAP No. 52, Deposit-Type Contracts, and SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which were effective on December 31, 2019 and applied on a prospective basis. The revisions added product level granularity to the existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics, and added similar disclosures to life products. These revisions did not have an impact on the Company's financial statements; however, revised or new disclosures were included in Note 3. In November 2017, the NAIC adopted substantive revisions to SSAP No. 100R, Fair Value, which were effective on January 1, 2018 and applied on a prospective basis. These revisions allow the use of net asset value ("NAV") per share as a practical expedient for fair value and added disclosures to identify assets valued using NAV. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 13. (w) Correction of Error During 2020, the Company recorded a prior period correction related to the quota share percentage used to value reserves for term life conversion policies ceded to its subsidiary, JLIC. To record this correction, the Company increased life reserves and net deferred tax assets by $36.7 and $7.7, respectively, with an offsetting decrease of $29.0 to unassigned surplus. In addition, the Company recorded an increase of $29.0 in its investment in JLIC, with an offsetting increase of $29.0 to unassigned surplus. These corrections did not have a net impact on the Company's surplus and were recorded in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors. During 2019, the Company recorded a prior period correction related to ceded reinsurance premiums on term conversion policies. To record this correction, the Company increased amounts recoverable from reinsurers and funds held by $18.0 and decreased net deferred tax assets by $3.8 with an offsetting increase of $14.2 to unassigned surplus, in accordance with SSAP No. 3. F-19 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (2)Investments (a) Bonds and Preferred and Common Stocks As of December 31, 2020 and 2019, the carrying value, gross unrealized gains and losses, and fair value of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:
2020 -------------------------------------------------------- Gross Gross unrealized gains unrealized losses ---------------- ----------------- Carrying Not Not value OTTI OTTI OTTI OTTI Fair value ---------- -------- ---- ------ ---- ---------- Bonds: U.S. government and U.S. government agencies............ $ 513.0 $ 241.8 $ -- $ -- $-- $ 754.8 All other governments. 149.2 29.3 -- (0.4) -- 178.1 States, territories, and possessions..... 141.4 39.0 -- -- -- 180.4 Special revenue and special assessment obligations......... 423.5 94.0 -- -- -- 517.5 Industrial and miscellaneous....... 8,045.7 1,582.3 -- (7.6) -- 9,620.4 Residential mortgage-backed..... 614.3 72.8 0.6 -- -- 687.7 Commercial mortgage-backed..... 803.7 61.5 -- (2.0) -- 863.2 Other asset-backed and structured securities.......... 701.8 11.1 -- (1.1) -- 711.8 Hybrids............... 64.4 12.5 -- -- -- 76.9 ---------- -------- ---- ------ --- --------- Total bonds....... 11,457.0 2,144.3 0.6 (11.1) -- 13,590.8 Preferred and common stocks -- nonaffiliates 53.4 1.4 1.0 (0.1) -- 55.7 ---------- -------- ---- ------ --- --------- Total bonds and preferred and common stocks....... $ 11,510.4 $2,145.7 $1.6 $(11.2) $-- $13,646.5 ========== ======== ==== ====== === =========
2019 ------------------------------------------------------- Gross Gross unrealized gains unrealized losses ---------------- ----------------- Carrying Not Not value OTTI OTTI OTTI OTTI Fair value --------- -------- ---- ------ ---- ---------- Bonds: U.S. government and U.S. government agencies............ $ 545.7 $ 143.4 $ -- $ -- $-- $ 689.1 All other governments. 108.3 20.4 -- -- -- 128.7 States, territories, and possessions..... 140.8 24.7 -- -- -- 165.5 Special revenue and special assessment obligations......... 389.9 66.0 -- (0.2) -- 455.7 Industrial and miscellaneous....... 7,830.4 957.5 -- (5.5) -- 8,782.4 Residential mortgage-backed..... 735.7 70.9 0.5 (0.3) -- 806.8 Commercial mortgage-backed..... 837.3 36.9 -- (1.7) -- 872.5 Other asset-backed and structured securities.......... 801.6 7.4 -- (2.0) -- 807.0 Hybrids............... 65.7 8.8 -- -- -- 74.5 --------- -------- ---- ------ --- --------- Total bonds....... 11,455.4 1,336.0 0.5 (9.7) -- 12,782.2 Preferred and common stocks -- nonaffiliates 62.0 1.8 -- (0.4) -- 63.4 --------- -------- ---- ------ --- --------- Total bonds and preferred and common stocks....... $11,517.4 $1,337.8 $0.5 $(10.1) $-- $12,845.6 ========= ======== ==== ====== === =========
F-20 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, there were no unrealized losses on bonds where carrying value equaled fair value as of December 31, 2020 and 2019. As of December 31, 2020, the scheduled contractual maturity distribution of the bond portfolio was as follows:
2020 ------------------------- Carrying value Fair value -------------- ---------- Due in one year or less.................. $ 258.0 $ 262.4 Due after one year through five years.... 1,637.9 1,774.7 Due after five years through ten years... 1,592.7 1,815.5 Due after ten years...................... 5,848.6 7,475.5 --------- --------- Subtotals............................. 9,337.2 11,328.1 Residential mortgage-backed.............. 614.3 687.7 Commercial mortgage-backed............... 803.7 863.2 Other asset-backed structured securities. 701.8 711.8 --------- --------- Totals................................ $11,457.0 $13,590.8 ========= =========
Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties. As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.7 as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, approximately 70.2% and 68.4%, respectively, of the Company's long-term bond portfolio was composed of security issues in the industrial and miscellaneous category. The vast majority of which are rated investment grade and are senior secured bonds. The Company's portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region. As of December 31, 2020 and 2019, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus, except for its investment in JLIC of $99.7 as of December 31, 2020 and its investment in Rivermont of $198.9 as of December 31, 2019. F-21 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The credit quality mix of the bond portfolio as of December 31, 2020 and 2019 was as follows. The quality ratings represent NAIC designations.
2020 2019 --------------------- --------------------- Carrying value Percent Carrying value Percent -------------- ------- -------------- ------- Class 1 -- highest quality.... $ 5,883.2 51.3% $ 6,234.2 54.4% Class 2 -- high quality....... 4,970.3 43.4 4,826.1 42.1 Class 3 -- medium quality..... 591.3 5.2 366.5 3.2 Class 4 -- low quality........ 12.0 0.1 28.4 0.3 Class 5 -- lower quality...... -- -- -- -- Class 6 -- in or near default. 0.2 -- 0.2 -- --------- ----- --------- ----- Totals..................... $11,457.0 100.0% $11,455.4 100.0% ========= ===== ========= =====
Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor's Financial Services LLC or Moody's Investors Service, Inc., are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default). There were no bonds in default as of December 31, 2020 and 2019. (b) Common Stocks of Affiliates The Company's investment in common stocks of affiliates as of December 31, 2020 and 2019 included its proportionate ownership percentage as disclosed in Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company's insurance company subsidiaries as of and for the years ended December 31, 2020, 2019 and 2018:
GLICNY JLIC/1/ Rivermont RLIC VI/2/ RLIC VII/2/ RLIC VIII/2/ RLIC IX RLIC X/2/ - -------- ------ --------- --------- ---------- ----------- ------- -------- 2020 Total admitted assets.... $7,656.4 $135.6 $ -- $1,369.2 $120.5 $341.6 $ -- $302.5 Total liabilities........ 7,436.9 35.9 -- 1,334.2 103.1 305.5 -- 285.1 Total capital and surplus 219.5 99.7 -- 35.0 17.4 36.1 -- 17.4 Net income (loss)........ (50.2) (0.8) -- 1.6 6.6 3.2 -- (2.6) 2019 Total admitted assets.... $7,604.8 $131.2 $514.6 $1,376.7 $143.4 $341.0 $ 0.3 $275.6 Total liabilities........ 7,288.1 67.4 0.7 1,313.8 129.9 306.1 -- 255.2 Total capital and surplus 316.7 63.8 513.9 62.9 13.5 34.9 0.3 20.4 Net income (loss)........ 82.0 2.7 386.0 (347.1) 6.0 5.4 (9.3) (5.2) 2018 Total admitted assets.... $7,664.4 $128.3 $606.8 $ 270.0 $156.7 $333.6 $255.7 $246.6 Total liabilities........ 7,430.6 67.7 486.5 252.6 141.7 302.9 241.7 227.3 Total capital and surplus 233.8 60.6 120.3 17.4 15.0 30.7 14.0 19.3 Net income (loss)........ (56.0) 4.9 (1.3) 547.9 (0.7) (2.8) 528.8 447.8
-------- /1/ During 2020, the Company recorded a prior period correction which increased its investment in JLIC by $29.0. See Note 1(w). / / /2/ As of December 31, 2020 and 2019, the Company carried its investment in the subsidiary at zero as it had an unassigned deficit, excluding the special surplus funds. F-22 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020 and 2019, the Company's investment in GLICNY was $75.7 and $109.2, respectively, and in JLIC was $99.7 and $63.8, respectively. As of December 31, 2019, the Company's investment in Rivermont was $198.9 as it had unassigned surplus, excluding surplus notes outstanding, after the recapture of the reinsurance business in 2019. See Note 8 for additional information. Rivermont was dissolved effective March 12, 2020. During 2020, 2019, and 2018, RLIC VII and RLIC VIII had a permitted practice from the Vermont Department of Financial Regulation (the "Vermont Department") to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. On January 1, 2018, RLIC IX and RLIC X were granted the same permitted practice as RLIC VII and RLIC VIII. The difference between reserves under NAIC SAP and the permitted practice reserves held by these companies flows through special surplus funds, rather than through the unassigned deficit. In addition, effective December 1, 2019, the Company recaptured all of the term life insurance business from RLIC IX. See Note 8. RLIC IX was dissolved effective April 9, 2020. Prior to January 1, 2018, RLIC IX and RLIC X had a permitted practice from the Vermont Department to record an excess of loss ("XOL") reinsurance agreement with Canada Life Assurance Company ("Canada Life") and Hannover Life Reassurance Company of America ("Hannover"), respectively, as a gross admitted asset and as paid in surplus. Effective January 1, 2018, RLIC IX and RLIC X each withdrew this permitted practice. Effective June 1, 2018, RLIC VI had a permitted practice (the "RLIC VI Term Life Permitted Practice") from the Delaware Department of Insurance (the "Delaware Department") to carry its term life reserves on a U.S. GAAP basis. The difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC VI flows through special surplus funds, rather than through the unassigned deficit. RLIC VI also requested and was subsequently granted effective December 1, 2019, an extension of the Delaware Department's previous approval of the RLIC VI Term Life Permitted Practice to include additional term life insurance policies assumed from the Company in 2019. See Note 8. Prior to June 1, 2018, RLIC VI had a permitted practice from the Delaware Department to record an XOL reinsurance agreement with Canada Life as a gross admitted asset and as paid in surplus. Effective June 1, 2018, RLIC VI withdrew this permitted practice. Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the "New RLIC VI XOL Treaty") with Canada Life, operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice (the "New Universal Life Permitted Practice") from the Delaware Department pursuant to Title 18, Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount (the "New RLIC VI XOL Coverage Amount") pursuant to the New RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus. The Company has an investment in Newco which is audited and fully admitted at U.S. GAAP equity, adjusted for goodwill, in common stock of affiliates. As of December 31, 2020 and 2019, the Company's investment in Newco was $42.8 and $41.0, respectively, of which $1.8 and $2.8, respectively, was statutory goodwill. The goodwill is being amortized over 10 years in accordance with SSAP No. 97 and will be fully amortized in 2022. The amount amortized for the years ended December 31, 2020, 2019 and 2018 was $1.0 in each year. As of December 31, 2020 and 2019, GNWLAAC RE was unaudited and nonadmitted. (c) Mortgage Loans As of December 31, 2020 and 2019, the Company's mortgage loan portfolio consisted of 393 and 425, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2020 were 4.2% and 3.5%, respectively. All of the mortgage loans were current as of December 31, 2020 and 2019. The Company's mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization. F-23 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2020 and 2019:
2020 2019 ------------------ ------------------ Carrying Percent of Carrying Percent of Property type value total value total ------------- -------- ---------- -------- ---------- Retail..................... $ 602.6 35.1% $ 643.2 35.5% Industrial................. 506.1 29.5 533.5 29.4 Office..................... 411.0 23.9 437.5 24.1 Mixed use.................. 80.9 4.7 72.1 4.0 Apartments................. 75.6 4.4 92.8 5.1 Other...................... 41.1 2.4 33.2 1.9 -------- ----- -------- ----- Total principal balance. $1,717.3 100.0% $1,812.3 100.0% ======== ===== ======== =====
2020 2019 ------------------ ------------------ Carrying Percent of Carrying Percent of Geographic region value total value total ----------------- -------- ---------- -------- ---------- South Atlantic............. $ 435.3 25.3% $ 467.6 25.8% Pacific.................... 408.7 23.8 435.8 24.1 Middle Atlantic............ 193.6 11.3 209.0 11.5 West North Central......... 169.3 9.9 170.3 9.4 East North Central......... 141.2 8.2 147.4 8.1 Mountain................... 134.0 7.8 137.9 7.6 West South Central......... 99.9 5.8 100.2 5.5 East South Central......... 73.4 4.3 80.5 4.5 New England................ 61.9 3.6 63.6 3.5 -------- ----- -------- ----- Total principal balance. $1,717.3 100.0% $1,812.3 100.0% ======== ===== ======== =====
Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2020 and 2019. The Company had no impaired loans as of December 31, 2020 and 2019. The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2020 and 2019:
2020 2019 -------------------------- -------------------------- Commercial Commercial -------------------------- -------------------------- Insured All Other Total Insured All Other Total ------- --------- -------- ------- --------- -------- Recorded investment (All) Current (less than 30 days past due)...... $ -- $1,717.3 $1,717.3 $ -- $1,812.3 $1,812.3 Interest reduced Recorded investment... $ -- $ 2.5 $ 2.5 $ -- $ -- $ -- Number of loans....... -- 1 1 -- -- -- Percent reduced....... -- % 2.0% 2.0% -- % -- % -- % Participant or co-lender in a mortgage loan agreement Recorded investment... $ -- $ -- $ -- $ -- $ 29.0 $ 29.0
As of December 31, 2020 and 2019, the Company held no farm, mezzanine or residential mortgage loans. During the years ended December 31, 2020 and 2019, the Company did not have any modifications or extensions that were considered troubled debt restructurings. F-24 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in the Company's expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold. The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2020, 2019 and 2018, the Company originated zero, $20.4 and $7.8, respectively, in mortgage loans secured by real estate in California. As of December 31, 2020 and 2019, the Company held $264.3 and $286.0, respectively, of mortgages secured by real estate in California, which was 15.4% and 15.8%, respectively, of its total mortgage portfolio. The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2020 and 2019:
2020 Average loan-to-value/(1)/ ------------------------------------------------------- Greater Property type 0%-50% 51%-60% 61%-75% 76%-100% than 100% Total ------------- ------ ------- ------- -------- --------- -------- Retail.................................. $242.4 $173.0 $180.6 $6.6 $-- $ 602.6 Industrial.............................. 278.2 142.5 85.4 -- -- 506.1 Office.................................. 123.3 178.7 106.6 2.4 -- 411.0 Mixed use............................... 24.3 16.6 40.0 -- -- 80.9 Apartments.............................. 42.6 14.8 18.2 -- -- 75.6 Other................................... 8.3 4.0 28.8 -- -- 41.1 ------ ------ ------ ---- --- -------- Total................................ $719.1 $529.6 $459.6 $9.0 $-- $1,717.3 ====== ====== ====== ==== === ======== Percent of total........................ 41.9% 30.8% 26.8% 0.5% --% 100.0% ====== ====== ====== ==== === ======== Weighted-average debt service coverage ratio/(2) /........................... 2.3 1.8 1.6 1.5 -- 2.0 ====== ====== ====== ==== === ========
-------- /(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. F-25 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 Average loan-to-value/(1)/ ------------------------------------------------------ Greater than Property type 0%-50% 51%-60% 61%-75% 76%-100% 100% Total ------------- ------ ------- ------- -------- ------------ -------- Retail................... $270.6 $141.4 $231.2 $ -- $ -- $ 643.2 Industrial............... 240.8 145.2 147.5 -- -- 533.5 Office................... 162.2 103.8 171.5 -- -- 437.5 Apartments............... 41.3 28.4 23.1 -- -- 92.8 Mixed use................ 24.6 17.4 30.1 -- -- 72.1 Other.................... 18.9 -- 14.3 -- -- 33.2 ------ ------ ------ ---- ---- -------- Total................. $758.4 $436.2 $617.7 $ -- $ -- $1,812.3 ====== ====== ====== ==== ==== ======== Percent of total......... 41.8% 24.1% 34.1% -- % -- % 100.0% ====== ====== ====== ==== ==== ======== Weighted-average debt service coverage ratio/(2) /............ 2.2 1.8 1.6 -- -- 1.9 ====== ====== ====== ==== ==== ========
-------- /(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2020 and 2019:
2020 Debt service coverage ratio -- fixed rate/(1)/ ------------------------------------------------------------------- Less than Greater than Property type 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 2.00 Total ------------- --------- ----------- ----------- ----------- ------------ -------- Retail................... $ 6.6 $34.5 $117.4 $244.2 $199.9 $ 602.6 Industrial............... 2.3 8.8 49.7 200.5 244.8 506.1 Office................... 8.4 17.8 17.3 242.2 125.3 411.0 Mixed use................ 0.9 -- 9.2 35.9 34.9 80.9 Apartments............... 0.9 -- 31.6 23.5 19.6 75.6 Other.................... 10.9 15.6 -- 10.8 3.8 41.1 ----- ----- ------ ------ ------ -------- Total................. $30.0 $76.7 $225.2 $757.1 $628.3 $1,717.3 ===== ===== ====== ====== ====== ======== Percent of total......... 1.7% 4.5% 13.1% 44.1% 36.6% 100.0% ===== ===== ====== ====== ====== ======== Weighted-average loan-to-value/(2) /.... 51.7% 58.7% 58.8% 56.8% 42.6% 51.9% ===== ===== ====== ====== ====== ========
-------- /(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. F-26 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 Debt service coverage ratio - fixed rate/(1)/ ------------------------------------------------------------------- Less than Greater than Property type 1.00 1.00 - 1.25 1.26 - 1.50 1.51 - 2.00 2.00 Total ------------- --------- ----------- ----------- ----------- ------------ -------- Retail................... $13.1 $38.4 $136.3 $270.6 $184.8 $ 643.2 Industrial............... 9.5 23.7 69.7 174.8 255.8 533.5 Office................... 22.5 16.9 18.2 248.7 131.2 437.5 Apartments............... -- 15.4 23.8 11.2 42.4 92.8 Mixed use................ 1.9 -- 9.1 32.7 28.4 72.1 Other.................... 14.5 1.0 2.4 8.8 6.5 33.2 ----- ----- ------ ------ ------ -------- Total................. $61.5 $95.4 $259.5 $746.8 $649.1 $1,812.3 ===== ===== ====== ====== ====== ======== Percent of total......... 3.4% 5.3% 14.3% 41.2% 35.8% 100.0% ===== ===== ====== ====== ====== ======== Weighted-average loan-to-value/(2) /.... 63.2% 63.6% 59.8% 56.8% 42.0% 52.5% ===== ===== ====== ====== ====== ========
-------- /(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. /(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan. As of December 31, 2020 and 2019, the Company did not have any floating rate mortgage loans. Low Income Housing Tax Credit The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2020:
Required holding Fund name Remaining years period --------- --------------- ---------------- Alliant EWA Villages II Hawaii, LLC.. 4 15 Centerline Georgia Investor VII, LLC. 2 15
The low income housing tax credit ("LIHTC") and other tax benefits recognized during the years ending December 31, 2020, 2019 and 2018 were as follows:
Fund name State 2020 2019 2018 --------- -------- ---- ---- ---- Alliant EWA Villages II Hawaii, LLC.. Hawaii $0.2 $0.2 $0.2 Centerline Georgia Investor VII, LLC. Georgia -- -- 0.2 CCL Missouri Investor III, LLC....... Missouri -- -- 0.1 CCL Missouri Investor V, LLC......... Missouri -- -- 0.1 Savannah Tax Credit Fund, LLC........ Georgia -- -- 0.1 ---- ---- ---- Total................................ $0.2 $0.2 $0.7 ==== ==== ====
F-27 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The balance of the investment recognized was as follows:
Fund name 2020 2019 --------- ---- ---- Alliant EWA Villages II Hawaii, LLC. $0.3 $0.5
As of December 31, 2020, there were no LIHTC properties currently subject to any regulatory reviews. As of December 31, 2020, the Company's investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets. The fair value of the below listed limited partnership funds declined during the years ended December 31, 2020, 2019 and 2018 as follows:
Amount of impairment -------------------- Description 2020 2019 2018 ----------- ---- ---- ---- Macquarie Infrastructures Partners A and B. $-- $2.0 $ -- Alinda Infrastructure Fund I, L.P.......... -- -- 0.1
The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses. (d) Derivative Instruments The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange. The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company's annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc ("ISDA") Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option. Counterparty Risk The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company's maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral. F-28 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The current credit exposure of the Company's derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2020, the counterparties to all of the Company's derivatives had a minimum credit rating of BBB+. As of December 31, 2020 and 2019, the Company held derivative counterparty collateral with fair value of $41.1 and $46.0, respectively. The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2020 and 2019:
2020 2019 ----------------------- ----------------------- Carrying Fair Notional Carrying Fair Notional Derivative type value value value value value value --------------- -------- ----- -------- -------- ----- -------- Financial futures........ $ -- $ -- $ 950.1 $ -- $ -- $1,016.1 Cross currency swaps..... (0.8) 0.3 19.7 (0.1) 0.8 19.7 Equity index options..... 62.7 62.7 2,000.8 80.7 80.7 2,451.0 ----- ----- -------- ----- ----- -------- Totals................ $61.9 $63.0 $2,970.6 $80.6 $81.5 $3,486.8 ===== ===== ======== ===== ===== ========
The financial futures, cross currency swaps, and equity index options in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately. The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2020, 2019 and 2018. The Company recorded no unrealized gains or losses as of December 31, 2020 and 2019 resulting from derivatives that no longer qualify for hedge accounting. For derivatives accounted for as cash flow hedges of a forecasted transaction: 1) As of December 31, 2020, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 13 years; and 2) For the years ended December 31, 2020, 2019, and 2018, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date. The futures margin account recorded as part of derivative assets was $0.8 and zero as of December 31, 2020 and 2019, respectively. The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract. F-29 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Several of the Company's master swap agreements previously contained credit downgrade provisions that allowed either party to assign or terminate derivative transactions if the other party's long-term unsecured credit or financial strength rating was below the limit defined in the applicable agreement. Beginning in 2018, the Company renegotiated with many of its counterparties to remove the credit downgrade provisions from the master swap agreements entirely or replace it with a provision that allows the counterparty to terminate the derivative transactions if the RBC ratio of the Company goes below a certain threshold. During 2019, the Company successfully completed these negotiations and as a result, none of its master swap agreements have credit downgrade provisions as of December 31, 2020. As of December 31, 2020, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements and therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions. (e) Net Investment Income For the years ended December 31, 2020, 2019 and 2018, the sources of net investment income of the Company were as follows:
2020 2019 2018 ------ ------ ------ Bonds............................ $551.5 $540.5 $529.4 Preferred and common stocks...... 3.1 4.2 3.8 Mortgage loans................... 85.2 88.2 87.6 Contract loans................... 34.4 32.7 27.2 Short-term investments........... 2.7 7.9 5.0 Real estate...................... 3.6 3.6 3.3 Other invested assets............ 5.8 10.3 6.5 Derivative instruments........... 0.3 0.3 (5.7) Other............................ 0.1 0.4 0.4 ------ ------ ------ Gross investment income....... 686.7 688.1 657.5 Investment and interest expenses. (18.0) (17.9) (17.7) ------ ------ ------ Net investment income......... $668.7 $670.2 $639.8 ====== ====== ======
The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2020, 2019 and 2018 were as follows:
2020 2019 2018 ---------------- ---------------- ---------------- General Separate General Separate General Separate account account account account account account ------- -------- ------- -------- ------- -------- (1) Number of CUSIPS...................... 32 -- 31 -- 22 -- (2) Aggregate amount of investment income. $ 16.2 $-- $ 6.2 $-- $ 2.9 $--
F-30 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) For the years ended December 31, 2020, 2019 and 2018, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:
2020 2019 2018 -------- -------- -------- Proceeds from sales, maturities or other redemptions of bonds. $1,162.6 $1,068.3 $1,614.4 ======== ======== ======== Gross realized capital: Gains on sales............................................. $ 307.7 $ 162.0 $ 121.8 Losses on sales............................................ (291.1) (151.7) (152.2) -------- -------- -------- Net realized gains (losses) on sales................... 16.6 10.3 (30.4) Impairment losses............................................. (2.2) (2.0) (0.1) -------- -------- -------- Subtotal............................................... 14.4 8.3 (30.5) Federal income tax (provision) benefit........................ (5.2) (5.7) 1.6 Transfers to IMR, net of tax.................................. (3.6) (4.0) 11.7 -------- -------- -------- Realized capital gains (losses), net................... $ 5.6 $ (1.4) $ (17.2) ======== ======== ========
(f) Impairment of Investment Securities The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period. The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists: . The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected; . The Company intends to sell a security; or . The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment. As of December 31, 2020, the Company had no loan-backed securities which recognized OTTI. As of December 31, 2020, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model. For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value. F-31 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2020:
2020 ----------------------------------------------------------------- Less Than 12 Months 12 Months or More -------------------------------- -------------------------------- Gross Gross unrealized Number of unrealized Number of Description of securities Fair value losses securities Fair value losses securities ------------------------- ---------- ---------- ---------- ---------- ---------- ---------- Fixed maturity securities: All other governments..... $ 17.6 $ (0.4) 3 $ -- $ -- -- Industrial and miscellaneous........... 140.0 (7.3) 27 4.0 (0.3) 2 Residential mortgage-backed......... 0.5 -- 2 -- -- -- Commercial mortgage-backed......... 70.7 (2.0) 12 -- -- -- Other asset-backed and structured securities.............. 54.9 (0.8) 14 40.1 (0.3) 10 ------ ------ -- ----- ----- -- Total fixed maturity securities................. 283.7 (10.5) 58 44.1 (0.6) 12 ------ ------ -- ----- ----- -- Total equity securities...... 6.7 (0.1) 1 -- -- -- ------ ------ -- ----- ----- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== == % below cost -- fixed maturity securities: (less than)20% below cost.................... $277.9 $ (7.4) 56 $44.1 $(0.6) 12 20-50% below cost......... 5.8 (3.1) 2 -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total fixed maturity securities................. 283.7 (10.5) 58 44.1 (0.6) 12 ------ ------ -- ----- ----- -- % below cost -- equity securities: (less than)20% below cost.................... 6.7 (0.1) 1 -- -- -- 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total equity securities...... 6.7 (0.1) 1 -- -- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== == Investment grade -- fixed maturity securities................. $247.7 $ (5.5) 47 $42.2 $(0.5) 11 Below investment grade -- fixed maturity securities................. 36.0 (5.0) 11 1.9 (0.1) 1 Investment grade -- equity securities.......... 6.7 (0.1) 1 -- -- -- Below investment grade -- equity securities....... -- -- -- -- -- -- ------ ------ -- ----- ----- -- Total temporarily impaired securities.......... $290.4 $(10.6) 59 $44.1 $(0.6) 12 ====== ====== == ===== ===== ==
For all securities in an unrealized loss position, the Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost. F-32 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table presents the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2019:
2019 --------------------------------------------------------- Less Than 12 Months 12 Months or More ---------------------------- ---------------------------- Gross Gross Fair unrealized Number of Fair unrealized Number of Description of securities value losses securities value losses securities ------------------------- ------ ---------- ---------- ------ ---------- ---------- Fixed maturity securities: Special revenue and special assessment obligations............. $ 18.3 $(0.2) $ 5 $ -- $ -- $-- Industrial and miscellaneous........... 56.9 (0.9) 17 122.0 (4.7) 18 Residential mortgage-backed......... 9.1 (0.1) 4 12.0 (0.2) 3 Commercial mortgage-backed......... 93.0 (1.6) 16 6.2 (0.1) 2 Other asset-backed and structured securities.............. 136.5 (0.4) 25 103.0 (1.5) 24 ------ ----- --- ------ ----- --- Total fixed maturity securities................. 313.8 (3.2) 67 243.2 (6.5) 47 ------ ----- --- ------ ----- --- Total equity securities...... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== === % below cost -- fixed maturity securities: (less than)20% below cost.................... $313.8 $(3.2) 67 $243.2 $(6.5) 47 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ----- --- ------ ----- --- Total fixed maturity securities................. 313.8 (3.2) 67 243.2 (6.5) 47 ------ ----- --- ------ ----- --- % below cost -- equity securities: (less than)20% below cost.................... -- -- -- 9.6 (0.4) 1 20-50% below cost......... -- -- -- -- -- -- (greater than)50% below cost.............. -- -- -- -- -- -- ------ ----- --- ------ ----- --- Total equity securities...... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== === Investment grade -- fixed maturity securities................. $305.1 $(3.0) 64 $210.9 $(4.9) 41 Below investment grade -- fixed maturity securities................. 8.7 (0.2) 3 32.3 (1.6) 6 Investment grade -- equity securities.......... -- -- -- -- -- -- Below investment grade -- equity securities....... -- -- -- 9.6 (0.4) 1 ------ ----- --- ------ ----- --- Total temporarily impaired securities.......... $313.8 $(3.2) 67 $252.8 $(6.9) 48 ====== ===== === ====== ===== ===
(g) Sub-prime Mortgage Related Risk Fair Isaac Company ("FICO") developed the FICO credit-scoring model to calculate a score based upon a borrower's credit history. FICO credit scores are used as one indicator of a borrower's credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a "prime" loan and a score below 620 generally viewed as a "sub-prime" loan. "A minus" loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history. F-33 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans. The Company has direct exposure in other investments with the underlying sub-prime or Alt-A related risk. The following tables provide information about the Company's sub-prime and Alt-A exposure as of December 31, 2020:
2020 ---------------------------------------------- Book adjusted OTTI losses carrying value Fair recognized to Description Actual cost ("BACV") value date ----------- ----------- -------------- ----- ------------- Structured Securities. $5.3 $5.3 $5.9 $0.5
The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2020. (h) Securities Lending Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company's separate accounts. As of December 31, 2020 and 2019, the fair value of loaned securities was $25.4 and $17.1, respectively, and the fair value of the collateral held was $26.0 and $17.7, respectively. (i) Assets Pledged as Collateral As of December 31, 2020 and 2019, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements. The following table provides information on collateral received under securities lending agreements as of December 31, 2020 and 2019:
Amortized cost -------------- Aggregate amount cash collateral received 2020 2019 ----------------------------------------- ----- ----- Open............................................................................ $ -- $ -- 30 days or less................................................................. 26.0 17.7 31 to 60 days................................................................... -- -- 61 to 90 days................................................................... -- -- Greater than 90 days............................................................ -- -- Subtotal..................................................................... 26.0 17.7 ----- ----- Securities received............................................................. -- -- ----- ----- Total collateral received.................................................... $26.0 $17.7 ===== ===== The aggregate fair value of all securities acquired from the sale, trade or use of the accepted collateral (reinvested collateral)............................ $26.0 $17.7 ===== =====
F-34 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following table provides information on reinvested collateral from securities lending agreements as of December 31, 2020 and 2019:
2020 2019 ------------------------- ------------------------- Securities lending Amortized cost Fair value Amortized cost Fair value ------------------ -------------- ---------- -------------- ---------- Open........................... $ -- $ -- $ -- $ -- 30 days or less................ 26.0 26.0 17.7 17.7 31 to 60 days.................. -- -- -- -- 61 to 90 days.................. -- -- -- -- 91 to 120 days................. -- -- -- -- 121 to 180 days................ -- -- -- -- 181 to 365 days................ -- -- -- -- Greater than 365 days.......... -- -- -- -- ----- ----- ----- ----- Subtotal.................... 26.0 26.0 17.7 17.7 Securities received............ -- -- -- -- ----- ----- ----- ----- Total collateral reinvested. $26.0 $26.0 $17.7 $17.7 ===== ===== ===== =====
The Company's sources of cash that it uses to return collateral received from loaned securities is dependent on liquidity and other market conditions. The Company believes the fair value of reinvested collateral coupled with other available sources of cash is sufficient to fund collateral calls under adverse market conditions. (j) Restricted Assets The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2020 and 2019:
Gross (admitted and nonadmitted) restricted Percentage ------------------------------------------------ ----------------------- 2020 ---------------------------- Gross Total (admitted Admitted separate Total and restricted Total account Total 2020 nonadmitted) to total general restricted from Increase/ admitted restricted to admitted Restricted asset category account assets Total 2019 (decrease) restricted total assets assets ------------------------- -------- ---------- -------- -------- ---------- ---------- ------------- ---------- Collateral held under securities lending agreements................. $ 26.0 $-- $ 26.0 $ 17.7 $ 8.3 $ 26.0 0.1% 0.1% Federal Home Loan Bank ("FHLB") capital stock..... 26.5 -- 26.5 23.0 3.5 26.5 0.1 0.1 On deposit with states....... 7.7 -- 7.7 7.7 -- 7.7 -- -- Pledged as collateral: Derivatives............... 83.5 -- 83.5 80.5 3.0 83.5 0.4 0.4 Reinsurance trust......... 1,101.7 -- 1,101.7 1,062.8 38.9 1,101.7 5.1 5.2 FHLB agreements........... 438.8 -- 438.8 220.0 218.8 438.8 2.0 2.1 -------- --- -------- -------- ------ -------- --- --- Total restricted assets.............. $1,684.2 $-- $1,684.2 $1,411.7 $272.5 $1,684.2 7.7% 7.9% ======== === ======== ======== ====== ======== === ===
F-35 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2020 and 2019. As of December 31, 2020 and 2019, the Company held no other restricted assets. Collateral received and reflected as assets within the reporting entity's financial statements as of December 31, 2020 and 2019:
2020 -------------------------------------------------------------------------------------------- % of % of BACV to BACV to total assets total (admitted and admitted Description BACV Fair value nonadmitted) assets ----------- ----- ---------- ------------- -------- a.Cash, cash equivalents and short-term investments. $ -- $ -- -- % -- % b.Schedule D, Part 1................................ -- -- -- -- c.Schedule D, Part 2, Section 1..................... -- -- -- -- d.Schedule D, Part 2, Section 2..................... -- -- -- -- e.Schedule B........................................ -- -- -- -- f.Schedule A........................................ -- -- -- -- g.Schedule BA, Part 1............................... -- -- -- -- h. Schedule DL, Part 1.............................. 23.3 25.4 0.1 0.2 i.Other............................................. -- -- -- -- ----- ----- --- --- j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $23.3 $25.4 0.1% 0.2% ===== ===== === ===
2020 ----------------------------------------------------------------------------- % of liability to Amount total liabilities ------ ----------------- k. Recognized obligation to return collateral asset. $26.0 0.2%
2019 -------------------------------------------------------------------------------------------- % of % of BACV to BACV to total assets total (admitted and admitted Description BACV Fair value nonadmitted)* assets ----------- ----- ---------- ------------- -------- a.Cash, cash equivalents and short-term investments. $ -- $ -- -- % -- % b.Schedule D, Part 1................................ -- -- -- -- c.Schedule D, Part 2, Section 1..................... -- -- -- -- d.Schedule D, Part 2, Section 2..................... -- -- -- -- e.Schedule B........................................ -- -- -- -- f.Schedule A........................................ -- -- -- -- g.Schedule BA, Part 1............................... -- -- -- -- h.Schedule DL, Part 1............................... 16.2 17.1 0.1 0.1 i.Other............................................. -- -- -- -- ----- ----- --- --- j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $16.2 $17.1 0.1% 0.1% ===== ===== === ===
F-36 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 ---------------------------------------------------------------------------------- % of liability to total Description Amount liabilities ----------- ------ ----------------------- k.Recognized obligation to return collateral asset. $17.7 0.1%
(k) Working Capital Finance Investments As of December 31, 2020 and 2019, the Company had no working capital finance investments. (l) Offsetting and Netting of Assets and Liabilities The Company did not have any derivatives, repurchase and reverse repurchase, and securities borrowing and securities lending assets and liabilities that were offset and reported net as of December 31, 2020 and 2019. (m) 5GI Securities The table below presents 5GI securities held as of December 31, 2020 and 2019:
Number of 5GI Aggregate fair Securities Aggregate BACV value - ------------- -------------- -------------- Investments 2020 2019 2020 2019 2020 2019 ----------- ---- ---- ---- ---- ---- ---- (1) Bonds - AC........... $-- -- $ -- $ -- $ -- $ -- (2) LB&SS - AC........... -- 1 -- -- -- -- (3) Preferred Stock - AC. -- -- -- -- -- -- (4) Preferred Stock - FV. 1 1 0.5 0.5 0.5 0.5 --- -- ---- ---- ---- ---- (5) Total (1+2+3+4)...... 1 2 $0.5 $0.5 $0.5 $0.5 === == ==== ==== ==== ====
AC - Amortized cost FV - Fair value (n) Short Sales The Company did not have any short sale transactions during the years ended December 31, 2020, 2019 and 2018. (3)Aggregate Reserves As of December 31, 2020 and 2019, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the Company:
2020 2019 ---------------- ---------------- Interest Interest Line of business Amount rates Amount rates ---------------- -------- -------- -------- -------- Individual life: Traditional.................. $ 560.1 4.2% $ 633.2 4.2% Universal.................... 5,223.0 4.4% 5,199.5 4.4% Supplementary contracts with life contingencies.............. 98.0 3.9% 90.7 4.3% -------- -------- Total individual life................ 5,881.1 5,923.4 -------- -------- Group life...................... 17.5 4.5% 18.9 4.5% -------- -------- Total life............ 5,898.6 5,942.3 -------- --------
F-37 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 ----------------- ----------------- Interest Interest Line of business Amount rates Amount rates ---------------- --------- -------- --------- -------- Annuities: Individual annuities: Immediate..................................................................... $ 1,125.5 5.9% $ 1,219.6 5.9% Deferred...................................................................... 2,164.8 4.1% 2,598.4 4.1% Variable...................................................................... 64.4 3.0% 64.0 4.0% --------- --------- Total individual annuities................................................................ 3,354.7 3,882.0 --------- --------- Group annuities: Other group annuities................................................................... 35.5 6.4% 39.1 6.4% --------- --------- Total annuities............................................................ 3,390.2 3,921.1 --------- --------- Accidental death benefits............................................................ 0.6 3.0% 0.6 3.0% Disability: Active lives...................................................................... 10.2 4.3% 11.6 4.3% Disabled lives.................................................................... 75.3 3.4% 73.5 3.4% --------- --------- Total disability............................................................... 85.5 85.1 --------- --------- Other reserves....................................................................... 1,780.5 4.1% 1,417.5 4.1% Accident and health: Individual........................................................................ 0.8 3.5% 1.0 3.5% --------- --------- Total accident and health............................................................... 0.8 1.0 --------- --------- Total life, annuities, and accident and health aggregate reserves........ 11,156.2 11,367.6 --------- --------- Deposit-type funds: Supplementary contracts without life contingencies.............................................................. 390.4 2.6% 403.8 2.7% Other deposit-type funds........................................................................... 365.6 2.5% 302.0 3.6% --------- --------- Total deposit-type funds.................................................................... 756.0 705.8 --------- --------- Total aggregate reserves and deposit-type funds.................................................................... $11,912.2 $12,073.4 ========= =========
Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, GPO 58, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO, or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic, a-2012, or a-2000 mortality tables. As of December 31, 2020 and 2019, the Company had $957.0 and $716.7, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to AG38 part 8D. The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.6 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2020 and 2019. Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality. For two interest-sensitive life plans, with single or limited pay substandard extra premiums, the unearned portion of those substandard premiums are utilized as the substandard extra reserve. F-38 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process. The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process. As of December 31, 2020 and 2019, the Company had $27,243.4 and $29,987.7, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $236.2 and $256.2 as of December 31, 2020 and 2019, respectively, and are reported in aggregate reserves - life and annuity contracts. The tabular interest, tabular less actual reserve released, and tabular cost has been determined by formula as described in the NAIC instructions. Tabular interest on funds not involving life contingencies has been determined according to the valuation rate for each contract. As of December 31, 2020, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:
2020 --------------------------------------------------- Separate accounts Separate General with accounts Percent account guarantees nonguaranteed Total of total A. Individual annuities: -------- ---------- ------------- --------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $1,831.1 $12.5 $ -- $ 1,843.6 13.4% b. At book value less current surrender charge of 5% or more....... 42.4 -- -- 42.4 0.3 c. At fair value...... -- -- 5,279.3 5,279.3 38.3 -------- ----- -------- --------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. 1,873.5 12.5 5,279.3 7,165.3 52.0 e. At book value without adjustment (minimal or no charge or adjustment)......... 838.0 -- -- 838.0 6.1 (2) Not subject to discretionary withdrawal.............. 5,760.0 -- 18.3 5,778.3 41.9 -------- ----- -------- --------- ----- (3) Total (gross: direct + assumed)....... 8,471.5 12.5 5,297.6 13,781.6 100.0% ===== (4) Reinsurance ceded.... 5,018.8 -- -- 5,018.8 -------- ----- -------- --------- (5) Total net (3) - (4).. $3,452.7 $12.5 $5,297.6 $ 8,762.8 ======== ===== ======== ========= (6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:......... $ 22.2 $ -- $ -- $ 22.2 -------- ----- -------- ---------
F-39 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Separate accounts Separate General with accounts Percent account guarantees nonguaranteed Total of total B. Group annuities: -------- ---------- ------------- -------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $ 0.6 $ -- $ -- $ 0.6 0.6% b. At book value less current surrender charge of 5% or more....... -- -- -- -- -- c. At fair value...... -- -- 59.6 59.6 62.8 -------- ---- ----- -------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. 0.6 -- 59.6 60.2 63.4 e. At book value without adjustment (minimal or no charge or adjustment)......... 0.9 -- -- 0.9 0.9 (2) Not subject to discretionary withdrawal.............. 34.0 -- -- 34.0 35.7 -------- ---- ----- -------- ----- (3) Total (gross: direct + assumed)....... 35.5 -- 59.6 95.1 100.0% ===== (4) Reinsurance ceded.... -- -- -- -- -------- ---- ----- -------- (5) Total net (3) - (4).. $ 35.5 $ -- $59.6 $ 95.1 ======== ==== ===== ======== (6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:......... $ -- $ -- $ -- $ -- -------- ---- ----- -------- Separate accounts Separate C. Deposit-type General with accounts Percent contracts (no life account guarantees nonguaranteed Total of total contingencies): -------- ---------- ------------- -------- -------- (1) Subject to discretionary withdrawal: a. With market value adjustment.... $ -- $ -- $ -- $ -- -- % b. At book value less current surrender charge of 5% or more....... -- -- -- -- -- c. At f4air value..... -- -- -- -- -- -------- ---- ----- -------- ----- d. Total with market value adjustment or at fair value (total of a-c)............. -- -- -- -- -- e. At book value without adjustment (minimal or no charge or adjustment)......... 344.4 -- -- 344.4 26.3 (2) Not subject to discretionary withdrawal.............. 966.7 -- -- 966.7 73.7 -------- ---- ----- -------- ----- (3) Total (gross: direct + assumed)....... 1,311.1 -- -- 1,311.1 100.0% ===== (4) Reinsurance ceded.... 555.1 -- -- 555.1 -------- ---- ----- -------- (5) Total net (3) - (4).. $ 756.0 $ -- $ -- $ 756.0 ======== ==== ===== ======== (6) Amount included in C(1)b above that will move to C(1)e for the first time within the year after the statement date:......... $ -- $ -- $ -- $ -- -------- ---- ----- --------
F-40 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020, withdrawal characteristics of life actuarial reserves were as follows:
Account value Cash value Reserve ------------- ---------- --------- A. General account (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ 155.9 $ 223.6 b. Universal life.......................................... 1,736.8 1,720.0 2,055.7 c. Universal life with secondary guarantees................ 2,528.0 2,327.0 5,911.2 d. Indexed universal life.................................. 36.3 27.0 33.7 e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. 10.8 10.8 11.1 j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX 8,145.4 b. Accidental death benefits............................... XXX XXX 0.6 c. Disability - active lives............................... XXX XXX 12.7 d. Disability - disabled lives............................. XXX XXX 78.0 e. Miscellaneous reserves.................................. XXX XXX 1,222.6 -------- -------- --------- (3) Total (gross: direct + assumed)............................ 4,311.9 4,240.7 17,694.6 (4) Reinsurance ceded.......................................... 1,172.1 1,044.3 10,620.0 -------- -------- --------- (5) Total (net) (3) - (4)...................................... $3,139.8 $3,196.4 $ 7,074.6 ======== ======== =========
Account value Cash value Reserve ------------- ---------- ------- B. Separate account with guarantees (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ -- $-- b. Universal life.......................................... -- -- -- c. Universal life with secondary guarantees................ -- -- -- d. Indexed universal life.................................. -- -- -- e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. -- -- -- j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX -- b. Accidental death benefits............................... XXX XXX -- c. Disability - active lives............................... XXX XXX -- d. Disability - disabled lives............................. XXX XXX -- e. Miscellaneous reserves.................................. XXX XXX -- ---- ---- --- (3) Total (gross: direct + assumed)............................ -- -- -- (4) Reinsurance ceded.......................................... -- -- -- ---- ---- --- (5) Total (net) (3) - (4)...................................... $ -- $ -- $-- ==== ==== ===
F-41 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
Account value Cash value Reserve ------------- ---------- ------- C. Separate account nonguaranteed (1) Subject to discretionary withdrawal, surrender values, or policy loans; a. Term policies with cash value........................... $ -- $ -- $ -- b. Universal life.......................................... -- -- -- c. Universal life with secondary guarantees................ -- -- -- d. Indexed universal life.................................. -- -- -- e. Indexed universal life with secondary guarantees........ -- -- -- f. Indexed life............................................ -- -- -- g. Other permanent cash value life insurance............... -- -- -- h. Variable life........................................... -- -- -- i. Variable universal life................................. 284.0 284.0 286.5 j. Miscellaneous reserves.................................. -- -- -- (2) Not subject to discretionary withdrawal or no cash values a. Term policies without cash value........................ XXX XXX -- b. Accidental death benefits............................... XXX XXX -- c. Disability - active lives............................... XXX XXX -- d. Disability - disabled lives............................. XXX XXX -- e. Miscellaneous reserves.................................. XXX XXX -- (3) Total (gross: direct + assumed)............................ 284.0 284.0 286.5 ------ ------ ------ (4) Reinsurance ceded.......................................... -- -- -- ------ ------ ------ (5) Total (net) (3) - (4)...................................... $284.0 $284.0 $286.5 ====== ====== ======
Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2020 and 2019 were as follows:
2020 2019 -------------- -------------- Net of Net of Gross loading Gross loading ------ ------- ------ ------- Industrial....... $ 0.2 $ 0.2 $ 0.2 $ 0.2 Ordinary renewal. 160.0 399.5 172.9 479.5 ------ ------ ------ ------ Total......... $160.2 $399.7 $173.1 $479.7 ====== ====== ====== ======
The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2020 and 2019. Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit The Company's variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company's separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed F-42 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2020 and 2019, the Company had reserves related to these guaranteed benefits of $592.6 and $452.9, respectively. The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2020 and 2019:
2020 2019 -------- -------- Account values with death benefit guarantees (net of reinsurance): Standard death benefits (return of net deposits) account value.. $2,386.8 $1,851.6 Net amount at risk.............................................. $ 1.7 $ 1.6 Average attained age of contract holders........................ 76 76 Enhanced death benefits (step-up, roll-up, payment protection) account value................................................. $1,210.9 $1,762.1 Net amount at risk.............................................. $ 104.8 $ 115.2 Average attained age of contract holders........................ 76 76 Account values with living benefit guarantees: Guaranteed minimum withdrawal benefits.......................... $1,724.1 $1,819.3 Guaranteed annuitization benefits............................... $ 973.0 $1,003.8
The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contract holder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2020 and 2019, the Company's exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $608.5 and $647.1, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits. (4)Liability for Policy and Contract Claims Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.5, $0.6 and $0.6 as of December 31, 2020, 2019 and 2018 respectively, is summarized as follows:
2020 2019 2018 ----- ----- ----- Balance as of January 1......................... $41.0 $42.9 $48.0 Less reinsurance reserve credit and recoverable. 40.4 42.3 47.2 ----- ----- ----- Net balance as of January 1.............. 0.6 0.6 0.8 ----- ----- ----- Incurred related to: Current year................................. -- 0.1 -- Prior years.................................. 0.1 0.1 -- ----- ----- ----- Total incurred........................... 0.1 0.2 -- ----- ----- ----- Paid related to: Current year................................. -- -- -- Prior years.................................. 0.2 0.2 0.2 ----- ----- ----- Total paid............................... 0.2 0.2 0.2 ----- ----- ----- Net balance as of December 31............ 0.5 0.6 0.6 Plus reinsurance reserve credit and recoverable. 34.7 40.4 42.3 ----- ----- ----- Balance as of December 31....................... $35.2 $41.0 $42.9 ===== ===== =====
F-43 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years. For the years ended December 31, 2020, 2019 and 2018, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses. The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $113.9 and $84.0 of life contract claims as of December 31, 2020 and 2019, respectively. (5)Transactions with Affiliates The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates: GLIC GNA Genworth Mortgage Insurance Corporation ("GMIC") JLIC RLIC VI RLIC VII RLIC VIII RLIC X Effective April 9, 2020, RLIC IX was dissolved and returned contributed surplus to the Company in the amount $0.3 in cash on May 20, 2020. Effective March 12, 2020, Rivermont was dissolved and returned contributed surplus to the Company in the amounts of $1.5 and $0.1 in cash on March 30, 2020 and April 13, 2020, respectively. On February 12, 2020, Rivermont returned contributed surplus to the Company in the amount of $198.0, which consisted of $15.4 in cash, securities with a book value of $180.9 and accrued interest of $1.7. On December 13, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company paid a capital contribution to RLIC VI in the amount of $44.6 in cash. On December 12, 2019, in connection with the reinsurance transactions discussed in Note 8, the Company received a return of capital from RLIC IX in the amount of $20.1 in cash. During 2019, the Company received a total return of capital from GNWLAAC RE in the amount of $8.8 in cash. For years ended December 31, 2020, 2019 and 2018, the Company made net payments for intercompany settlements of $59.9, $60.4 and $64.2, respectively. The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY's variable annuity products. F-44 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private, Ltd. and GMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided. The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company's indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 1.03%, 1.50% and 2.33% during the years ended December 31, 2020, 2019 and 2018, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2020 or 2019. The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements. During 2018, the Company recorded an adjustment for the administration of claims related to certain reinsurance agreements whereby the assuming reinsurer was only settling the net amount at risk instead of the full death benefit on universal life insurance contracts. The net impact to the Company's death benefits was $4.0 for years ended December 31, 2017 and prior. This impacted reinsurance agreements between the Company and Rivermont, JLIC, and GLIC as follows: . The Company cedes universal life insurance contracts to Rivermont. As a result of this adjustment, Rivermont owed the Company $27.5 for years ended December 31, 2017 and prior. Effective March 30, 2018, the Company, as counterparty to the reinsurance agreement and parent of Rivermont, agreed to not require payment of this amount from Rivermont. This was accounted for as a deemed capital contribution from the Company to Rivermont which was recorded as a decrease to the Company's unassigned surplus. . The Company also cedes universal life insurance contracts to JLIC. As a result of this adjustment, JLIC owed the Company $4.3 for years ended December 31, 2017 and prior. The Company received this amount on May 11, 2018. . The Company assumes universal life insurance contracts from GLIC. As a result of this adjustment, the Company owed GLIC $27.8 for years ended December 31, 2017 and prior. The Company paid this amount on May 11, 2018. Total amounts due from or owed to affiliates as of December 31, 2020 and 2019 are included in the following balance sheet captions:
2020 2019 ------ ------ Assets: Amounts recoverable from reinsurers and funds held. $410.4 $410.6 ------ ------ Total assets................................... $410.4 $410.6 ====== ====== Liabilities: Current Federal income tax payable................. $ 38.2 $ 47.8 Payable to parent, subsidiaries and affiliates..... 10.6 7.3 Other amounts payable on reinsurance............... 20.7 25.9 ------ ------ Total liabilities.............................. $ 69.5 $ 81.0 ====== ======
F-45 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (6)Income Taxes (a) Components of deferred tax assets and deferred tax liabilities 1. The components of the net DTA recognized in the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2020 and 2019 were as follows:
2020 2019 Change ----------------------- ----------------------- ----------------------- Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total -------- ------- ------ -------- ------- ------ -------- ------- ------ a. Gross DTA............. $566.1 $10.7 $576.8 $542.3 $11.3 $553.6 $ 23.8 $(0.6) $ 23.2 b. Statutory valuation allowance adjustment... -- -- -- -- -- -- -- -- -- ------ ----- ------ ------ ----- ------ ------ ----- ------ c. Adjusted gross DTA (1a - 1b).............. 566.1 10.7 576.8 542.3 11.3 553.6 23.8 (0.6) 23.2 d. DTA nonadmitted....... 312.1 5.8 317.9 240.7 5.9 246.6 71.4 (0.1) 71.3 ------ ----- ------ ------ ----- ------ ------ ----- ------ e. Subtotal: net admitted DTA (1c - 1d). 254.0 4.9 258.9 301.6 5.4 307.0 (47.6) (0.5) (48.1) f. DTL................... 147.0 0.9 147.9 178.1 1.0 179.1 (31.1) (0.1) (31.2) ------ ----- ------ ------ ----- ------ ------ ----- ------ g. Net admitted DTA/ (DTL) (1e - 1f)........ $107.0 $ 4.0 $111.0 $123.5 $ 4.4 $127.9 $(16.5) $(0.4) $(16.9) ====== ===== ====== ====== ===== ====== ====== ===== ======
2. Admission calculation components for SSAP No. 101 as of December 31, 2020 and 2019:
2020 2019 Change ----------------------- ----------------------- ------------------------ Ordinary Capital Total Ordinary Capital Total Ordinary Capital Total -------- ------- ------ -------- ------- ------ -------- ------- ------- a. Federal income taxes paid in prior years recoverable through loss carrybacks......... $ -- $ 4.0 $ 4.0 $ -- $ 4.4 $ 4.4 $ -- $(0.4) $ (0.4) b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above) after application of the threshold limitation. (The lessor of 2(b)1 and 2(b)2 below)........ 107.0 -- 107.0 123.5 -- 123.5 (16.5) -- (16.5) 1. Adjusted gross DTA expected to be realized following the balance sheet date................. 107.0 -- 107.0 123.5 -- 123.5 (16.5) -- (16.5) 2. Adjusted gross DTA allowed per limitation threshold. XXX XXX 132.1 XXX XXX 186.1 XXX XXX (54.0) c. Adjusted gross DTA (excluding the amount of DTA from 2(a) and 2(b) above) offset by gross DTL............... 147.0 0.9 147.9 178.1 1.0 179.1 (31.1) (0.1) (31.2) ------ ----- ------ ------ ----- ------ ------ ----- ------- d. DTA admitted as a result of the application of SSAP No. 101 (Total 2(a) + 2(b) + 2(c))............ $254.0 $ 4.9 $258.9 $301.6 $ 5.4 $307.0 $(47.6) $(0.5) $ (48.1) ====== ===== ====== ====== ===== ====== ====== ===== =======
F-46 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) 3. Ratio used to determine applicable period used in 6(a)2:
2020 2019 -------- -------- a. Ratio percentage used to determine recovery period and threshold limitation amount.................................................. 764% 802% b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above..................... $1,008.1 $1,368.8
4. Impact of tax planning strategies: a. Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:
2020 2019 Change --------------- --------------- --------------- Ordinary Capital Ordinary Capital Ordinary Capital -------- ------- -------- ------- -------- ------- 1. Adjusted Gross DTAs Amount from Note 6a1(c) $566.1 $10.7 $542.3 $11.3 $ 23.8 $(0.6) 2. Percentage of Adjusted Gross DTAs by Tax Character Attribute to the impact of Tax Planning Strategies............. --% --% --% --% --% --% 3. Net Admitted Adjusted Gross DTAs Amount from Note 6a1(e)............ $254.0 $ 4.9 $301.6 $ 5.4 $(47.6) $(0.5) 4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character admitted because of the impact of tax planning strategies............. --% --% --% --% --% --%
b. The Company did not use reinsurance tax planning strategies for the years ended December 31, 2020, 2019 and 2018. (b) Unrecognized deferred tax liabilities The Company did not have any unrecognized DTLs during the years ended December 31, 2020, 2019 and 2018. (c) Current income tax and change in deferred tax The provision for income taxes incurred on operations for the years ended December 31, 2020, 2019 and 2018 were as follows:
2020 2019 Change ------ ----- ------ 1. Current Income Taxes a. Federal income taxes............................. $(37.6) $38.5 $(76.1) b. Foreign income taxes............................. -- -- -- ------ ----- ------ c. Federal and foreign income taxes................. (37.6) 38.5 (76.1) d. Federal income tax on net capital gains (losses). 5.2 5.7 (0.5) e. Utilization of capital loss carry forwards....... -- -- -- f. Other............................................ -- -- -- ------ ----- ------ g. Federal income tax incurred...................... $(32.4) $44.2 $(76.6) ====== ===== ======
F-47 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 2018 Change ----- ------ ------ 1. Current Income Taxes a. Federal income taxes............................. $38.5 $(18.8) $57.3 b. Foreign income taxes............................. -- -- -- ----- ------ ----- c. Federal and foreign income taxes................. 38.5 (18.8) 57.3 d. Federal income tax on net capital gains (losses). 5.7 (1.6) 7.3 e. Utilization of capital loss carry forwards....... -- -- -- f. Other............................................ -- -- -- ----- ------ ----- g. Federal income taxes incurred.................... $44.2 $(20.4) $64.6 ===== ====== =====
The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2020 and 2019:
2020 2019 Change ------ ------ ------ 2. DTA A. Ordinary 1. Discounting of unpaid losses.................................... $ -- $ -- $ -- 2. Unearned premium reserve........................................ -- -- -- 3a. Transition reserves............................................ 7.5 9.0 (1.5) 3b. Policyholder reserves.......................................... 407.2 372.7 34.5 4. Investments..................................................... 14.4 24.4 (10.0) 5. Deferred acquisition costs...................................... 130.3 131.1 (0.8) 6. Policyholder dividends accrual.................................. -- -- -- 7. Fixed assets.................................................... 0.6 0.6 -- 8. Compensation and benefits accrual............................... -- -- -- 9. Pension accrual................................................. -- -- -- 10. Receivable-nonadmitted......................................... 1.9 0.2 1.7 11. Net operating loss carry forward............................... -- -- -- 12. Tax credit carry forward....................................... 1.8 2.0 (0.2) 13. Other (including items less than 5% of total ordinary tax assets).......................................................... 2.4 2.3 0.1 ------ ------ ------ 99. Subtotal ordinary.............................................. 566.1 542.3 23.8 B. Statutory valuation allowance adjustment............................ -- -- -- C. Nonadmitted DTA..................................................... 312.1 240.7 71.4 ------ ------ ------ D. Admitted ordinary DTA (2A99 - 2B - 2C).............................. 254.0 301.6 (47.6) E. Capital............................................................. -- 1. Investments..................................................... 10.7 11.3 (0.6) 2. Net capital loss carry forward.................................. -- -- -- 3. Real estate..................................................... -- -- -- 4. Other (including items less than 5% of total ordinary tax assets).......................................................... -- -- -- ------ ------ ------ 99. Subtotal capital............................................... 10.7 11.3 (0.6) F. Statutory valuation allowance adjustment............................ -- -- -- G. Nonadmitted DTA..................................................... 5.8 5.9 (0.1) ------ ------ ------ H. Admitted capital DTA (2E99 - 2F - 2G)............................... 4.9 5.4 (0.5) ------ ------ ------ I. Admitted DTA (2D + 2H).............................................. $258.9 $307.0 $(48.1) ====== ====== ======
F-48 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2020 2019 Change ------ ------ ------ 3. DTL A. Ordinary 1. Investments........................... $ 12.4 $ 16.6 $ (4.2) 2. Fixed assets.......................... -- -- -- 3. Deferred and uncollected premiums..... 84.0 100.7 (16.7) 4(a). Transition reserves................ 45.5 54.6 (9.1) 4(b). Policyholder reserves.............. 5.0 6.2 (1.2) 5. Other................................. 0.1 -- 0.1 ------ ------ ------ 99. Subtotal ordinary.................... 147.0 178.1 (31.1) ------ ------ ------ B. Capital 1. Investments........................... 0.9 1.0 (0.1) 2. Real estate........................... -- -- -- 3. Other................................. -- -- -- ------ ------ ------ 99. Subtotal capital..................... 0.9 1.0 (0.1) ------ ------ ------ C. DTL (3A99 + 3B99)......................... 147.9 179.1 (31.2) ------ ------ ------ 4. Net DTA (DTL) (2I - 3C)...................... $111.0 $127.9 $(16.9) ====== ====== ======
Based on an analysis of the Company's tax position for the year ended December 31, 2020, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established. The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):
December 31, ------------- 2020 2019 Change ------ ------ ------ Total gross DTA.................................................... $576.8 $553.6 $ 23.2 Statutory valuation allowance adjustment........................... -- -- -- ------ ------ ------ Adjusted gross DTAs................................................ 576.8 553.6 23.2 Total gross DTL.................................................... 147.9 179.1 (31.2) ------ ------ ------ Net DTA (DTL)...................................................... $428.9 $374.5 54.4 ====== ====== Deferred tax on change in net unrealized capital gains (losses).... (4.0) Change in deferred tax for prior period correction (see Note 1(w)). (7.7) ------ Change in net deferred income taxes................................ $ 42.7 ======
F-49 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (d) Reconciliation of Federal income tax rate to actual effective tax rate The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2020, 2019 and 2018:
2020 2019 2018 ------ ------ ------ Provision computed at statutory tax rate.................................. $(44.3) $ 49.1 $(50.7) Tax exempt interest....................................................... (0.4) (0.4) (0.4) Benefit of dividends...................................................... (2.0) (2.5) (2.6) Change in reserve on account of change in valuation basis................. (20.2) -- -- Change in tax contingency reserve......................................... -- -- 0.4 Statutory amortization of IMR............................................. (0.2) -- -- Foreign taxes............................................................. (0.5) (3.5) 0.2 Change in nonadmitted assets.............................................. (0.9) (1.3) 0.5 Deferred reinsurance gains................................................ (6.2) (23.7) 8.4 Change in statutory valuation allowance................................... -- -- (7.4) Prior year provision to return true-up.................................... (0.5) (0.8) (2.7) Reinsurance transaction treated as nontaxable reorganization (see Note 8). -- 12.0 -- Other adjustments......................................................... 0.1 1.0 (0.1) ------ ------ ------ Total.................................................................. $(75.1) $ 29.9 $(54.4) ====== ====== ====== Federal income taxes incurred............................................. $(32.4) $ 44.2 $(20.4) Change in net deferred income taxes....................................... (42.7) (14.3) (34.0) ------ ------ ------ Total.................................................................. $(75.1) $ 29.9 $(54.4) ====== ====== ======
(e) Operating loss and tax credit carry forwards and protective tax deposits As of December 31, 2020, the Company had no operating losses to carry forward. As of December 31, 2020, the Company had tax credits to carry forward that will expire, if unutilized, as follows:
Origination year Amount Expires after ---------------- ------ ------------- 2013 $0.5 2023 2014 0.4 2024 2015 0.2 2025 2018 0.5 2028 2019 0.2 2029
As of December 31, 2020, the amount of federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are as follows:
Tax year Capital Ordinary -------- ------- -------- 2019 $5.7 $-- 2020 5.2 --
The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code. F-50 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (f) Consolidated Federal income tax return The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2020: ASI Capital Brokerage Corporation Genworth Genworth Annuity Service Corporation Genworth Financial Agency, Inc. Genworth Financial Assurance Corporation Genworth Financial Services, Inc. Genworth Holdings, Inc. ("Genworth Holdings") Genworth Insurance Company GLIC GLICNY Genworth Mortgage Holdings, LLC Genworth Mortgage Holdings, Inc. GMIC Genworth Mortgage Insurance Corporation of North Carolina Genworth Mortgage Reinsurance Corporation Genworth Mortgage Services, LLC GNA HGI Annuity Service Corporation JLIC Mayflower Assignment Corporation Monument Lane IC 1, Inc. Monument Lane IC 2, Inc. Monument Lane PCC, Inc. Newco National Eldercare Referral System, LLC Rivermont/1/ RLIC VI RLIC VII RLIC VIII RLIC IX/2/ RLIC X Sponsored Captive Re, Inc. United Pacific Structured Settlement Company -------- /1/ Rivermont was dissolved effective March 12, 2020. /2/ RLIC IX was dissolved effective April 9, 2020. The Company is a part of the overall Tax Allocation Agreement between Genworth and certain of its subsidiaries. This agreement was approved by state insurance regulators and the Company's Board of Directors. The tax allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company's policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth's Federal consolidated U.S. corporation income tax return. The Company and its indirect parent, Genworth, have special tax agreements with the Company's direct subsidiaries RLIC VII and RLIC VIII. The agreements obligate the Company to receive or make payments on behalf of RLIC VII and F-51 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VIII for Federal income tax amounts receivable or payable by RLIC VII and RLIC VIII under a separate Tax Allocation Agreement. The Company accounts for these payments as additional investment in common stock of affiliates. As of December 31, 2020, the Company has recorded a tax receivable and a decrease in investment in common stock of affiliates of $4.5 for RLIC VII and a tax payable and an increase in investment in common stock of affiliates of $0.5 for RLIC VIII related to these agreements. The Company and its direct parent, GLIC, were also parties to a separate special tax sharing agreement with the Company's direct subsidiary, Rivermont. The agreement allocated the tax benefit of Rivermont's net operating losses ("NOLs") from tax years prior to 2009 to the Company. The Company repaid such benefits to Genworth to the extent Rivermont has taxable income in the future. For NOLs incurred in 2009 and subsequent years, Rivermont recorded a current tax benefit and received tax benefit payments from Genworth for NOLs incurred by Rivermont and used by the consolidated tax group, in accordance with the terms of the Tax Allocation Agreement. On February 19, 2020, the special tax sharing agreement with Rivermont was terminated. Prior to 2018, the Company also had special tax sharing agreements (the "Old Special Tax Agreements") with its direct subsidiaries, RLIC VI, RLIC IX and RLIC X. The Old Special Tax Agreements allocated to the Company the tax benefits of the respective subsidiaries' (i.e., RLIC VI, RLIC IX or RLIC X, as appropriate) current NOLs. Such benefits would have been repaid to Genworth to the extent the subsidiaries had taxable income in the future. Until such time as these benefits had been fully repaid, each subsidiary was not obligated to make payments under the overall tax allocation agreement or applicable Old Special Tax Agreement for Federal income tax. Additionally, under the Old Special Tax Agreements with RLIC VI, RLIC IX and RLIC X, the Company would have assumed the respective subsidiaries tax liability if such liability would cause the Company's RBC ratio to fall below 300%. The Old Special Tax Agreements were terminated effective May 31, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. In 2018, the Company entered into new special tax sharing agreements (the "New Special Tax Sharing Agreements") with RLIC VI, RLIC IX and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. The special tax sharing agreement with RLIC IX was subsequently terminated effective May 1, 2020. Under the New Special Tax Sharing Agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC X and previously RLIC IX for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed capital contributions to RLIC VI, RLIC X and previously RLIC IX. The tax payments received by the Company on behalf of RLIC VI, RLIC X and previously RLIC IX are accounted for as deemed dividends from RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2020, the Company recorded tax payables and an increase in common stock of affiliates of $0.5 and $3.3 to RLIC VI and RLIC X, respectively, and a de minimis tax receivable and a decrease in investment in common stock of affiliates to RLIC IX, related to the New Special Tax Sharing Agreements. As discussed in Note 2(b), the Company carries RLIC VI, RLIC X and previously RLIC IX at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned deficit. Effective January 1, 2018, the Company entered into a new Special Tax Allocation Agreement with Genworth whereby the Company agreed to settle intercompany taxes under the terms of the overall Tax Allocation Agreement of the Genworth Consolidated Group as if the Company and RLIC VI, RLIC X and previously RLIC IX continued to calculate tax reserves under Model Regulation 830 for U.S. federal income tax purposes, notwithstanding that the consolidated group filed its U.S. federal income tax return limiting the tax reserve based upon the Net GAAP Liability shown on the statutory annual statements of RLIC VI, RLIC X and previously RLIC IX. The purpose of the new Special Tax Allocation Agreement between the Company and Genworth is to defer the recognition of tax expense and related intercompany tax settlements by the Company until the time at which the Company would have made the payments absent the change in the Permitted Practices for RLIC VI, RLIC X and previously RLIC IX. As of December 31, 2020, the Company recorded a decrease to current tax receivable and an increase to unassigned deficit of $4.3 related to this agreement. F-52 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The cumulative benefit recognized by the Company relating to the special tax sharing agreements with Rivermont, RLIC VI, RLIC X, and previously RLIC IX and the Special Tax Allocation Agreement with Genworth was $410.0 and $418.1 as of December 31, 2020 and 2019, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future. For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. With possible exceptions (including the possibility that the Internal Revenue Service ("IRS") may examine tax years that impact operating loss deduction carryforwards but are otherwise closed), the Company is no longer subject to U.S. Federal tax examinations for years through 2016. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations. (g) Federal or foreign income tax loss contingencies As of December 31, 2020, 2019 and 2018, the total amount of unrecognized tax benefits was $7.2, which, if recognized, would affect the effective tax rate on operations. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2020, 2019 and 2018, the Company accrued no interest or no penalties. The Company had no interest liability balance and no penalty balances as of December 31, 2020, 2019 and 2018. As a result of Genworth's open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2021. (h) State transferable and non-transferable tax credits The carrying value of transferable and non-transferable state tax credits gross of any related tax liabilities and total unused transferable and non-transferable state tax credits by state and in total were as follows:
2020 --------------------- Description of state transferable and Carrying Unused non-transferable tax credits State value amount ---------------------------- ----- -------- ------ New Market................................... MS $0.4 $0.4 New Market................................... NE 0.1 0.1 Urban Development............................ CT 0.5 0.5 ---- ---- Total..................................... $1.0 $1.0 ==== ==== 2019 --------------------- Description of state transferable and Carrying Unused non-transferable tax credits State value amount ---------------------------- ----- -------- ------ New Market................................... MS $0.6 $0.6 New Market................................... NE 0.3 0.3 New Market................................... NV 0.1 0.1 Urban Development............................ CT 0.4 0.4 Urban Development............................ FL 1.1 1.1 ---- ---- Total..................................... $2.5 $2.5 ==== ====
F-53 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits. The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2020 and 2019. The state tax credits admitted and nonadmitted were as follows:
2020 2019 -------------------- -------------------- Total Total Total Total admitted nonadmitted admitted nonadmitted -------- ----------- -------- ----------- Transferable........ $ -- $-- $ -- $-- Non-transferable.... 1.0 -- 2.5 -- ---- --- ---- --- Total............ $1.0 $-- $2.5 $-- ==== === ==== ===
(7)Commitments and Contingencies (a) Litigation The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company. On January 21, 2021, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the District of Oregon captioned Patsy H. McMillan, Individually and On Behalf Of All Others Similarly Situated, v. Genworth Life and Annuity Insurance Company. Plaintiff seeks to represent life insurance policyholders, alleging that the Company impermissibly calculated cost of insurance rates to be higher than that permitted by her policy. The complaint asserts claims for breach of contract, conversion, and declaratory and injunctive relief, and seeks damages in excess of $5.0. On April 5, 2021, the Company filed an answer to plaintiff's complaint The Company intends to vigorously defend this action. On April 6, 2020, the Company was named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Brighton Trustees, LLC, on behalf of and as trustee for Diamond LS Trust; and Bank of Utah, solely as securities intermediary for Diamond LS Trust; on behalf of themselves and all others similarly situated v. Genworth Life and Annuity Insurance Company. On May 13, 2020, the Company was also named as a defendant in a putative class action lawsuit filed in the United States District Court for the Eastern District of Virginia, captioned Ronald L. Daubenmier, individually and on behalf of himself and all others similarly situated v. Genworth Life and Annuity Insurance Company. On June 26, 2020, plaintiffs filed a consent motion to consolidate the two cases. On June 30, 2020, the United States District Court for the Eastern District of Virginia issued an order consolidating the Brighton Trustees and Daubenmier cases. On July 17, 2020, the Brighton Trustees and Daubenmier plaintiffs filed a consolidated complaint, alleging that the Company subjected policyholders to an unlawful and excessive cost of insurance increase. The consolidated complaint asserts claims for breach of contract and injunctive relief, and seeks damages in excess of $5.0. On August 31, 2020, the Company filed an answer to plaintiffs' consolidated complaint. The trial is scheduled to commence on April 1, 2022. The Company intends to continue to vigorously defend this action. In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for F-54 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. The plaintiff alleged unlawful and excessive cost of insurance ("COI") charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the "McBride settlement") that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On March 15, 2019, the Middle District of Georgia granted the Company's motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of Virginia. On March 29, 2019, plaintiff filed a notice of appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company's motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company's counterclaim. On April 8, 2019, the Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff's appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff's appeal and the Company's cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia's order enjoining plaintiff's class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company's counterclaim. The Company intends to continue to vigorously defend the dismissal of this action. In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et. al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that the Company and other unrelated noteholders (the "Defendant Group") not entitled to the amounts received. On June 28, 2016, the court granted the Company's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal to the United States Court of Appeals for the Second Circuit on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBSF appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. Oral argument occurred on June 26, 2019. On August 11, 2020, the Court of Appeals for the Second Circuit issued a decision affirming the dismissal of this case. As of December 31, 2020, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters. (b) Guaranty Association Assessments The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business. F-55 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) As of December 31, 2020 and 2019, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $6.8 and $7.1, respectively, and a related premium tax benefit asset of $7.4 and $7.6, respectively. These amounts represent management's best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company's share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law. The following table provides information about the Company's guaranty funds receivable as of December 31, 2020 and 2019:
2020 2019 ---- ---- Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end............................................ $7.6 $7.4 Decreases current year: Premium tax offset applied...................................... 0.5 0.4 Increases current year: Cash payment adjustment......................................... -- 0.4 True up adjustment.............................................. 0.3 0.2 ---- ---- Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end.......................................... $7.4 $7.6 ==== ====
The Company's guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis as of December 31, 2020 and 2019. (c) Related Party Guarantees The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company's annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company's structured settlement business. There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee were $258.8 as of December 31, 2020. The guarantee will remain intact until modified or rescinded by the Company's board of directors. (d) Commitments As of December 31, 2020, the Company had future commitments of $4.7 on its investments in limited partnerships, $4.3 in commercial mortgage loans, and $13.0 in private placement securities. These limited partnerships are part of the Company's private equity and real estate programs. The funding commitments relate to future equity stakes taken in portfolio of private companies and investments in fixed maturity securities. (8)Reinsurance The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers. F-56 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies. On March 6, 2019, Scottish Re US Inc. ("Scottish Re"), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. The proposed Plan of Rehabilitation of Scottish Re was filed in the Court of Chancery of the State of Delaware on June 30, 2020. On March 16, 2021, the Receiver filed a Draft Amended Plan of Rehabilitation (the "Amended Plan") that was accompanied by a proposed order requiring the Receiver to file any modifications to the Amended Plan on or before May 3, 2021 with any objections required to be submitted on or before June 7, 2021. The Company does not know what deadlines the Court of Chancery actually will impose or if requests for extensions of time will be made and/or granted. Total ceded reserves to Scottish Re were $15.9 as of December 31, 2020. As of December 31, 2020, reinsurance recoverable included $9.0 related to Scottish Re, but the Company nonadmitted $8.6 for amounts over 90 days past due. The Company will continue to monitor the plan of rehabilitation and the expected recovery of the claims balance. The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2020, 2019 and 2018 were as follows:
Premiums earned Benefits incurred ------------------------------- ------------------------------- 2020 2019 2018 2020 2019 2018 --------- --------- --------- --------- --------- --------- Direct.. $ 1,107.7 $ 1,179.3 $ 1,226.6 $ 2,261.6 $ 2,201.8 $ 2,251.4 Assumed. 275.7 287.2 299.0 305.1 248.4 261.3 Ceded... (1,208.2) (2,367.5) (1,519.2) (1,809.4) (1,722.2) (1,689.7) --------- --------- --------- --------- --------- --------- Net.. $ 175.2 $ (901.0) $ 6.4 $ 757.3 $ 728.0 $ 823.0 ========= ========= ========= ========= ========= =========
The Company did not have any retrospectively rated contracts or contracts subject to redetermination. Affiliated Special Purpose Captives Reinsurance Transactions The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2020 and 2019 related to these treaties were as follows:
2020 2019 -------- -------- Universal Life Insurance Business JLIC.............................. 24.2 60.9 Term Life Insurance Business RLIC VI........................... $2,319.3 $2,383.7 RLIC VII.......................... 405.7 502.4 RLIC VIII......................... 1,041.6 1,046.8 RLIC X............................ 861.3 806.9
JLIC The Company has reinsurance agreements whereby it cedes certain universal life and term life insurance policies to JLIC. During 2020, the Company recorded a prior period correction which decreased reserves ceded to JLIC by $36.7. See Note 1(w). F-57 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VI The Company is a party to a coinsurance reinsurance agreement with RLIC VI whereby it previously only ceded certain term life insurance business to RLIC VI. Effective December 1, 2019, the Company amended and restated the coinsurance treaty with RLIC VI to include additional term life and universal life insurance business which was recaptured by the Company from RLIC IX and Rivermont in December 2019 and then ceded to RLIC VI. As a result of this amendment, the Company ceded $1,583.9 of initial premium, with an initial allowance of $888.0 to RLIC VI in 2019. The net consideration of $695.8 was withheld by the Company and recorded as funds withheld. For U.S. federal income tax purposes, the reinsurance transactions discussed above between the Company and RLIC VI effective December 1, 2019 were treated as tax-free reinsurance transactions. Therefore, the assets and liabilities of RLIC IX and Rivermont that were recaptured by the Company and subsequently ceded to RLIC VI were transferred without the recognition of a tax gain or loss. Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC VI, the Company was responsible for the U.S. federal income tax liabilities of RLIC VI (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC VI due to the reinsurance transactions discussed above. Effective December 1, 2019, RLIC VI also entered into a new monthly renewable term ("MRT") reinsurance agreement with Hannover Re (Ireland) DAC ("Hannover Re Ireland") whereby it retroceded 100% of the mortality risk on the additional term life insurance business assumed from the Company on December 1, 2019 to Hannover Re Ireland. RLIC VI previously entered into a MRT reinsurance agreement with GLIC to cede the mortality risk on the reinsurance policies assumed from the Company. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC VI recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with New Reinsurance Company Ltd ("NewRe") whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. RLIC VI also entered into an XOL reinsurance agreement with the Company and Canada Life, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VI in an amount, subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. The coinsurance treaty between the Company and RLIC VI, as well as the XOL reinsurance agreement between the Company, RLIC VI, and Canada Life were amended to reflect the MRT reinsurance agreement change. Under the XOL reinsurance agreement with Canada Life, Canada Life Michigan would pay claims up to the difference between full statutory reserves and qualified reserves, subject to a cap, if both the funds withheld account and RLIC VI's capital and surplus, as supported by settlements under the New Re MRT treaty, are exhausted to zero. Effective December 1, 2019, RLIC VI terminated this treaty with Canada Life Michigan and the Company and entered into a new XOL treaty in order to increase the size of the XOL coverage amount given the additional business assumed from the Company. Under the new XOL treaty, in general, Canada Life Barbados will pay claims up to the difference between (i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the New Re MRT treaty and the Hannover Re MRT treaty, if the term life and universal life funds withheld accounts and RLIC VI's capital and surplus are exhausted to zero. During 2020, 2019 and 2018, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.1, $1.5 and $2.4 at the beginning of the period of recapture for the years ended December 31, 2020, 2019 and 2018, respectively. F-58 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC VII The Company is a party to a coinsurance with funds withheld agreement with RLIC VII whereby it cedes certain term life insurance business to RLIC VII. RLIC VII is also a party to a MRT reinsurance agreement with SCOR Global Life USA to retrocede 90% of the mortality risk on policies assumed from the Company. The Company also entered into an XOL reinsurance agreement with RLIC VII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. RLIC VIII The Company is a party to a coinsurance with funds withheld agreement with RLIC VIII to cede term life insurance business. RLIC VIII entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from the Company. The Company also entered into an XOL reinsurance agreement with RLIC VIII and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. RLIC X The Company is a party to a coinsurance with funds withheld agreement with RLIC X whereby it cedes certain term life insurance business to RLIC X. The Company also entered into an XOL reinsurance agreement with RLIC X and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016. RLIC X entered into a MRT reinsurance agreement with GLIC to retrocede the mortality risk on the reinsured policies assumed from the Company to GLIC. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective December 1, 2017, RLIC X recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with NewRe whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC X, as well as the XOL between the Company, RLIC X, and Hannover were amended to reflect the MRT reinsurance agreement change. During 2020 and 2019, under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $0.2 and $0.6 at the beginning of the period of recapture for the years ended December 31, 2020 and 2019, respectively. Rivermont The Company previously was a party to an indemnity reinsurance agreement with Rivermont to cede certain universal life insurance reserves from the Company to Rivermont on a coinsurance and modified coinsurance ("Modco") basis for policies issued by or assumed from other affiliates of the Company with policy effective dates in calendar year 1999 and F-59 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) January 1, 2001 through June 30, 2006. Effective December 1, 2019, the Company recaptured all of the universal life insurance business previously ceded to Rivermont with such business having $455.2 and $391.4 in coinsurance and modified coinsurance reserves, respectively, as of November 30, 2019 and terminated this reinsurance agreement. As consideration for the recapture, Rivermont paid the Company a recapture fee of $101.7 which represented approximately 80% of the excess economic reserves of the recaptured business. For the recapture fee, Rivermont transferred bonds with market value of $97.1 and a book value of $82.0, accrued interest of $0.9 and cash of $3.7 to the Company. The difference between the recaptured coinsurance reserves of $455.2 and the book value of the assets transferred for the recapture fee recorded through commissions and expense allowances on reinsurance ceded of $86.6 was recorded as a statutory net loss of $368.6 for the Company in 2019. The universal life insurance business recaptured from Rivermont was subsequently ceded to RLIC VI in December 2019 as discussed below. As of December 31, 2019, there was no remaining reinsurance in Rivermont. Pursuant to the special tax sharing agreements discussed in Note 6 between the Company and Rivermont, the Company was responsible for the U.S. federal income tax liabilities of Rivermont (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of Rivermont due to the reinsurance transaction discussed above. The special tax sharing agreement with Rivermont discussed above was terminated on February 19, 2020. Genworth Holdings entered into a limited guaranty with Rivermont pursuant to which Genworth Holdings guaranteed that Rivermont would receive a prescribed rate of return on the Modco reinsurance assets. The intent of the limited guaranty was to mitigate credit/interest rate risk within Rivermont and leave Rivermont with only insurance (mortality) risk. The Genworth Holdings limited guaranty provided Rivermont with the required liability payments in the event that there was a shortfall in Rivermont's ability to fund its interest obligations. The probability of a Genworth Holdings payment was remote and would only occur if cash flows from (a) actual earned interest income from economic reserve assets, (b) investment income on Modco reinsurance assets, and (c) calculated experience refunds from mortality gains, are insufficient to cover the liability payments. The limited guaranty was terminated effective December 31, 2019. In 2006, as a first part of the securitization of its excess AG38 (also known as AXXX) reserves, Rivermont sold $315.0 of surplus notes to fund the excess AXXX statutory reserves for the universal life insurance business that was assumed from the Company. Assets were held in a trust to the benefit of the Company as collateral. In January 2020, Rivermont redeemed all of its $315.0 of outstanding surplus notes. Genworth entered into a liquidity commitment agreement with Rivermont and the capital market trusts that held the surplus notes issued by Rivermont. The liquidity commitment agreement maintained that Genworth would, on the maturity date of the surplus notes (45 years from date of issue) loan to each capital market trust an amount equal to the then market value of assets held in the reinsurance trust. The liquidity commitment agreement was terminated effective January 27, 2020. On October 24, 2006, the Company also entered into an agreement with MBIA, the financial guarantor, for the benefit of Rivermont. The agreement, among other things, obligated the Company (subject to certain exclusions) to indemnify and hold harmless Rivermont, MBIA, and Milliman from and against any and all claims, liabilities, losses, costs and expenses, and damages that may be incurred by or asserted against Rivermont, MBIA and Milliman by any party relating to or arising out of the transactions contemplated by the reinsurance agreement between the Company and Rivermont dated October 24, 2006, or certain related agreements, to the extent that such losses, claims, liabilities, expenses or damages resulted from Rivermont's failure to make any payment required to be made by it to any party under any such agreement, but excluding any payments of premiums, fees and expenses to be made in the ordinary course, and payments of principal and interest on the surplus notes issued by Rivermont. This agreement was also terminated effective January 27, 2020. F-60 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) RLIC IX The Company was a party to a coinsurance with funds withheld agreement to cede certain term life insurance business to RLIC IX. RLIC IX also entered into a MRT reinsurance agreement with Hannover Re (Ireland) Plc ("Hannover Ireland") to retrocede 100% of the mortality risk on the reinsured policies assumed from the Company to Hannover Ireland. Effective December 1, 2019, the Company recaptured all of the term life insurance business previously ceded to RLIC IX with such business having $737.3 in reserves as of November 30, 2019 and terminated the RLIC IX Coinsurance Treaty. As consideration for the recapture, RLIC IX paid the Company a net terminal payment of $0.9 in cash on December 12, 2019. The difference between the recaptured reserves of $737.3 and the terminal reserve adjustment recorded through commissions and expense allowances on reinsurance ceded of $225.3 was recorded as a statutory net loss of $512.0 for the Company in 2019. The term life insurance business recaptured from RLIC IX was subsequently ceded to RLIC VI in December 2019 as discussed above. Additionally, the MRT reinsurance agreement between RLIC IX and Hannover Ireland was recaptured and terminated effective December 1, 2019. Effective July 1, 2016, the Company entered into an XOL reinsurance agreement with Canada Life and RLIC IX. As per this XOL reinsurance agreement, Canada Life would pay claims up to the difference between full statutory reserves and qualified reserves subject to a cap, if both the funds withheld account and the RLIC IX capital and surplus, as supported by settlements under the MRT reinsurance agreement between the Company and Hannover Ireland, were exhausted. This agreement was terminated effective December 1, 2019. As of December 31, 2019, there was no remaining reinsurance in RLIC IX. Pursuant to the special tax sharing agreement discussed in Note 6 between the Company and RLIC IX, the Company was responsible for the U.S. federal income tax liabilities of RLIC IX (to the extent of its tax loss account established as part of its special tax sharing agreement with the Company). As a result of the special tax sharing agreement and the tax-free treatment, there was no impact on the Company's tax obligations with respect to federal income taxes of RLIC IX due to the reinsurance transactions discussed above. The special tax sharing agreement with RLIC IX discussed above was terminated effective May 1, 2020. Other Affiliate Reinsurance Transactions Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2020 and 2019 were $793.5 and $852.0, respectively. Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies including total living coverage ("TLC") insurance policies from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2020 and 2019 were $1,540.3 and $1,407.8, respectively. Effective November 1, 2016, the Company amended and restated its existing LTC treaty with GLIC to cede the remaining LTC policies to GLIC. Reserves ceded as of December 31, 2020 and 2019 were $75.1 and $85.0, respectively. Effective April 1, 2017, the Company assumed certain term life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $48.6 and $51.6, respectively. Effective April 1, 2017, the Company assumed certain universal life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $122.4 and $127.1, respectively. F-61 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Effective April 1, 2017, the Company assumed certain single premium whole life insurance business from GLIC. Reserves assumed as of December 31, 2020 and 2019 were $102.2 and $110.9, respectively. Significant External Reinsurers On April 15, 2004, the Company entered into two reinsurance agreements with Union Fidelity Life Insurance Company ("UFLIC") pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2020 and 2019 were $569.7 and $578.4, respectively, and Modco reserves established by the Company as of December 31, 2020 and 2019 for the separate accounts were $1,629.6 and $1,565.8, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2020 and 2019 were $5,067.4 and $5,192.5, respectively. Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2020 and 2019 were $0.3 and $0.4, respectively. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2020, the amount of assets in the trust was $5,722.1. Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term ("YRT") basis. As of December 31, 2020 and 2019, ceded Modco reserves were $750.2 and $752.9, respectively. Ceded yearly renewable term reserves were $149.1 and $152.7, respectively, and ceded coinsurance reserves were $1,490.7 and $1,430.7, respectively. Effective December 1, 2018, the Company amended an existing treaty with Hannover containing both term and universal life insurance contracts that are reinsured on a combined coinsurance/modified coinsurance ("Co/Modco") basis and YRT basis. This amendment included the following: . Term life insurance conversions issued in 2001 through June 2006 previously reinsured on a 100% quota share YRT basis changed to a 100% quota share Co/Modco basis. . Term life insurance issued in 1996 through 2000 previously reinsured on a 25% quota share YRT basis was recaptured and added to an existing reinsurance agreement with the Canada Life as discussed further below. . Universal life insurance issued in 1980 through 1998 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was recaptured and added to this treaty on a 100% quota share YRT basis. . Term universal life insurance issued in 2009 through 2014 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was changed to 80% quota share and the 20% quota share was added to this treaty. The items above resulted in a net increase of $293.0 in ceded reserves and an initial gain of $94.3 of which $74.5, net of tax, was deferred. Effective December 1, 2018, the Company also executed several recaptures that were included as part of this amendment, collectively referred to as the "December 1, 2018 Hannover Amendment" in the discussion below. The net impact on ceded reserves of the December 1, 2018 Hannover Amendment was $141.3. F-62 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Effective December 1, 2018, the Company also amended an existing treaty with Canada Life reinsuring a 75% quota share of certain term life insurance business on a YRT basis. As discussed above, the term life insurance issued in 1996 through 2000 previously reinsured to Hannover on a 25% quota share YRT basis was recaptured and added to this treaty, increasing the quota share to 100%. The amendment resulted in a net increase of $56.7 in ceded reserves and an initial gain of $27.7, of which $21.9, net of tax, was deferred. Effective December 31, 2014, the Company entered into a reinsurance agreement with Hannover to cede certain term universal life insurance business on a yearly renewable term basis. Effective July 1, 2018, the Company recaptured certain universal life insurance contracts from Hannover under this reinsurance agreement and RGA Reinsurance Company, under a separate reinsurance agreement. As a result, the Company recaptured $105.1 of reserves and received a recapture fee of $0.4. Effective August 1, 2018, the Company amended an existing YRT treaty with Hannover to cede all term universal life insurance contracts that were included in the business recaptured on July 1, 2018, except those written by the Company's affiliate, GLICNY. Additionally, contracts included in the existing treaty prior to the amendment on an 80% quota share were increased to a 100% quota share under that amendment. That amendment resulted in $114.3 of initial premiums ceded to Hannover and $94.0 of ceded reserves. As discussed above, the Company further amended the Hannover treaty, reducing the quota share to 80% and added the recaptured 20% quota share to the December 1, 2018 Hannover Amendment. This resulted in a net decrease of $45.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment). On December 28, 2017, the Company entered into a binding letter of intent ("LOI") with Hannover. The Company recognized $112.4 of ceded reserves for the LOI as of December 31, 2017. On March 21, 2018, the Company executed the YRT agreement with Hannover to cede certain universal life insurance business, effective December 31, 2017, in response to the LOI. This business was recaptured as part of the December 1, 2018 Hannover Amendment discussed above. The recapture resulted in a net decrease of $106.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment). Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company ("Protective Life") to cede certain term life insurance business. As of December 31, 2020 and 2019, ceded reserves were $1,541.1 and $1,800.8, respectively. Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework As of December 31, 2020, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC X. There were no RBC implications as there was no shortfall as of December 31, 2020. (9) StatutoryCapital and Surplus and Dividend Restriction The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2020, 2019 and 2018. The RBC ratio of the Company was 848% and 877% as of December 31, 2020 and 2019, respectively. State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder. F-63 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2021 is the greater of 10% of the Company's statutory capital and surplus as of December 31, 2020 or its net gain from operations for 2020, with such dividend payout not to exceed the Company's earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2021. (10)Separate Accounts The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders' equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets. The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended December 31, 2020, 2019, 2018, 2017 and 2016 were $35.6, $30.9, $23.3, $25.3 and $34.8, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $28.8, $31.1, $34.3, $41.2 and $45.7, for the past five years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively. Assets supporting the Company's separate account product contracts of $5,669.8 and $5,691.8 as of December 31, 2020 and 2019, respectively, were considered legally insulated and not subject to claims of the general account. Information regarding the separate accounts of the Company as of and for the year ended December 31, 2020 was as follows:
Non-indexed guarantee Non-indexed Non-guaranteed less than or guarantee separate equal to 4% more than 4% accounts Total ------------ ------------ -------------- -------- Premiums, considerations or deposits for the year ended December 31, 2020.......................... $ -- $ -- $ 26.2 $ 26.2 ==== ==== ======== ======== Reserves as of December 31, 2020: For accounts with assets at: Fair value.................................. $7.8 $4.7 $5,643.7 $5,656.2 ---- ---- -------- -------- Total reserves.............................. $7.8 $4.7 $5,643.7 $5,656.2 ==== ==== ======== ======== By withdrawal characteristics: With fair value adjustment.................. $7.8 $4.7 $ -- $ 12.5 At fair value............................... -- -- 5,643.7 5,643.7 ---- ---- -------- -------- Subtotal.................................... 7.8 4.7 5,643.7 5,656.2 Not subject to discretionary withdrawal..... -- -- -- -- ---- ---- -------- -------- Total....................................... $7.8 $4.7 $5,643.7 $5,656.2 ==== ==== ======== ========
F-64 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2020 was as follows:
2020 ------- Transfers as reported in the Summary of Operations of the separate accounts statement: Transfers to separate accounts........................................................... $ 26.2 Transfers from separate accounts......................................................... 632.9 ------- Net transfers to separate accounts, per the separate accounts annual statement....... (606.7) Reconciling adjustments: Transfer to separate accounts -- reinsured............................................... 195.8 ------- Net transfers from separate accounts, per the Statutory Statement of Summary of Operations......................................................................... $(410.9) =======
All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements. (11)FHLB Funding Agreement (1)The Company is a member of the Federal Home Loan Bank of Atlanta ("FHLB Atlanta"). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2020, in the amount of $270.0, which related to total liabilities of $270.7, of which $0.7 was accrued interest. As of December 31, 2019, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $187.5, which related to total liabilities of $188.1, of which $0.6 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, consistent with its accounting for other deposit type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019. The Company's borrowing capacity, including issuance of letters of credit, is subject to a broad regulatory restriction that limits an insurer from pledging more than 7.0% of its net admitted assets. (2)The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2020 and 2019: FHLB Capital Stock a. Aggregate Totals as of December 31, 2020 and 2019:
2020 ------------------------- General Separate Description Total account accounts ----------- -------- ------- -------- Membership stock -- Class A................................. $ -- $ -- $ -- Membership stock -- Class B................................. 26.5 26.5 -- Activity stock.............................................. -- -- -- Excess stock................................................ -- -- -- -------- ----- ---- Aggregate total............................................. $ 26.5 $26.5 $ -- ======== ===== ==== Actual or estimated borrowing capacity as determined by the insurer................................................... $1,000.0 XXX XXX
F-65 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions)
2019 ------------------------- General Separate Description Total account accounts ----------- -------- ------- -------- Membership stock -- Class A................................. $ -- $ -- $ -- Membership stock -- Class B................................. 23.0 23.0 -- Activity stock.............................................. -- -- -- Excess stock................................................ -- -- -- -------- ----- ---- Aggregate total............................................. $ 23.0 $23.0 $ -- ======== ===== ==== Actual or estimated borrowing capacity as determined by the insurer................................................... $1,000.0 XXX XXX
b. Membership stock (Class A and B) eligible for redemption
6 months Not eligible Less to less 1 to less for than than than 3 to 5 Membership stock 2020 total redemption 6 months 1 year 3 years years ---------------- ---------- ------------ -------- -------- --------- ------ Class A...... $ -- $-- $-- $-- $-- $ -- Class B...... 26.5 -- -- -- -- 26.5
(3)Collateral Pledged to FHLB a. Amount pledged as of December 31, 2020 and 2019:
Fair Carrying Aggregate total value value borrowing ------ -------- --------------- 1. Current year total general and separate accounts total collateral pledged (Lines 2+3)............................ $586.6 $438.8 $270.0 2. Current year general account total collateral pledged.... 586.6 438.8 270.0 3. Current year separate accounts total collateral pledged.. -- -- -- ------ ------ ------ 4. Prior year-end total general and separate accounts total collateral pledged........................................ $259.9 $220.0 $187.5
b. Maximum amount pledged during reporting period ending December 31, 2020 and 2019:
Amount borrowed at Fair Carrying time of maximum value value collateral ------ -------- ------------------ 1. Current year total general and separate accounts maximum collateral pledged (Lines 2+3)............................ $620.2 $459.5 $162.5 2. Current year general account maximum collateral pledged................................................... 620.2 459.5 162.5 3. Current year separate accounts maximum collateral pledged................................................... -- -- -- ------ ------ ------ 4. Prior year-end total general and separate accounts maximum collateral pledged................................ $346.3 $295.1 $212.5
F-66 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (4)Borrowing from FHLB a. Amount as of December 31, 2020 and 2019:
2020 ----------------------------------- Funding agreements General Separate reserves Description Total account accounts established ----------- ------ ------- -------- ----------- 1. Debt.................... $ -- $ -- $-- XXX 2. Funding agreements...... 270.0 270.0 -- $270.7 3. Other................... -- -- -- XXX ------ ------ --- ------ 4. Aggregate total (1+2+3). $270.0 $270.0 $-- $270.7 ====== ====== === ======
2019 ----------------------------------- Funding agreements General Separate reserves Description Total account accounts established ----------- ------ ------- -------- ----------- 1. Debt.................... $ -- $ -- $-- XXX 2. Funding agreements...... 187.5 187.5 -- $188.1 3. Other................... -- -- -- XXX ------ ------ --- ------ 4. Aggregate total (1+2+3). $187.5 $187.5 $-- $188.1 ====== ====== === ======
b. Maximum amount during reporting period ending December 31, 2020:
General Separate Description Total account accounts ----------- ------ ------- -------- 1. Debt.......................... $ -- $ -- $-- 2. Funding agreements............ 312.5 312.5 -- 3. Other......................... -- -- -- ------ ------ --- 4. Aggregate total (Lines 1+2+3). $312.5 $312.5 $-- ====== ====== ===
c. FHLB -- prepayment obligations
Does the company have prepayment obligations under the Description following arrangements (Yes/No)? ----------- -------------------------------- Debt............... No Funding agreements. No Other.............. No
F-67 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (12)Fair Value of Financial Instruments The following tables set forth the Company's assets and liabilities that were reported at fair value as of December 31, 2020 and 2019:
2020 ------------------------------------------- Net asset value Level 1 Level 2 Level 3 (NAV) Total -------- ------- ------- --------- -------- Assets Bonds: Commercial mortgage-backed........ $ -- $ 0.2 $ -- $-- $ 0.2 Total bonds........... -- 0.2 -- -- 0.2 Common stock: Industrial and miscellaneous.......... 5.6 -- 26.5 -- 32.1 -------- ----- ----- --- -------- Total common stock............... 5.6 -- 26.5 -- 32.1 -------- ----- ----- --- -------- Cash equivalents: Money market mutual funds........... 290.6 -- -- -- 290.6 -------- ----- ----- --- -------- Total cash equivalents......... 290.6 -- -- -- 290.6 -------- ----- ----- --- -------- Derivative assets: Equity index options................ -- -- 62.7 -- 62.7 -------- ----- ----- --- -------- Total derivative assets.............. -- -- 62.7 -- 62.7 -------- ----- ----- --- -------- Separate account assets..................... 5,644.6 16.9 1.1 -- 5,662.6 -------- ----- ----- --- -------- Total assets.......... $5,940.8 $17.1 $90.3 $-- $6,048.2 ======== ===== ===== === ========
2019 ------------------------------------------- Net asset value Level 1 Level 2 Level 3 (NAV) Total -------- ------- ------- --------- -------- Assets Common stock: Industrial and miscellaneous.......... $ -- $ -- $ 23.0 $-- $ 23.0 -------- ----- ------ --- -------- Total common stock............... -- -- 23.0 -- 23.0 -------- ----- ------ --- -------- Cash equivalents: Money market mutual funds........... 222.5 -- -- -- 222.5 -------- ----- ------ --- -------- Total cash equivalents......... 222.5 -- -- -- 222.5 -------- ----- ------ --- -------- Derivative assets: Equity index options................ -- -- 80.7 -- 80.7 -------- ----- ------ --- -------- Total derivative assets.............. -- -- 80.7 -- 80.7 -------- ----- ------ --- -------- Separate account assets..................... 5,658.4 24.2 1.1 -- 5,683.7 -------- ----- ------ --- -------- Total assets.......... $5,880.9 $24.2 $104.8 $-- $6,009.9 ======== ===== ====== === ========
F-68 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2020, 2019 and 2018:
2020 ------------------------------------------------------------------------------------------- Total gains and Beginning (losses) Total balance included gains and as of Transfers Transfers in net (losses) January 1, in to out of income included Investments 2020 Level 3 Level 3 (loss) in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $ 23.0 $-- $-- $ -- $ -- $ 6.4 $-- $ (2.9) $-- Separate account assets.. 1.1 -- -- -- -- -- -- -- -- Derivative assets........ 80.7 -- -- 16.9 (13.1) 58.8 -- (80.6) -- ------ --- --- ----- ------ ----- --- ------ --- Total assets.......... $104.8 $-- $-- $16.9 $(13.1) $65.2 $-- $(83.5) $-- ====== === === ===== ====== ===== === ====== ===
-------------- Ending balance as of December 31, Investments 2020 ----------- ------------- Common stock............. $26.5 Separate account assets.. 1.1 Derivative assets........ 62.7 ----- Total assets.......... $90.3 =====
2019 ------------------------------------------------------------------------------------------- Total Beginning gains and Total balance (losses) gains and as of Transfers Transfers included (losses) January 1, in to out of in net included Investments 2019 Level 3 Level 3 income in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $24.0 $-- $-- $ -- $ -- $ 2.1 $-- $ (3.1) $ -- Separate account assets.. 1.9 -- -- -- (0.5) -- -- -- (0.3) Derivative assets........ 39.0 -- -- (5.3) 48.3 62.6 -- (63.9) -- ----- --- --- ----- ----- ----- --- ------ ----- Total assets.......... $64.9 $-- $-- $(5.3) $47.8 $64.7 $-- $(67.0) $(0.3) ===== === === ===== ===== ===== === ====== =====
-------------- Ending balance as of December 31, Investments 2019 ----------- ------------- Common stock............. $ 23.0 Separate account assets.. 1.1 Derivative assets........ 80.7 ------ Total assets.......... $104.8 ======
2018 ------------------------------------------------------------------------------------------- Total Beginning gains and Total balance (losses) gains and as of Transfers Transfers included (losses) January 1, in to out of in net included Investments 2018 Level 3 Level 3 loss in surplus Purchases Issuances Sales Settlements ----------- ---------- --------- --------- --------- ---------- --------- --------- ------ ----------- Common stock............. $16.1 $-- $-- $ -- $ -- $ 8.5 $-- $ (0.6) $ -- Separate account assets.. 3.2 -- -- -- (0.1) -- -- -- (1.2) Derivative assets........ 79.6 -- -- 16.2 (50.7) 74.8 -- (80.9) -- ----- --- --- ----- ------ ----- --- ------ ----- Total assets.......... $98.9 $-- $-- $16.2 $(50.8) $83.3 $-- $(81.5) $(1.2) ===== === === ===== ====== ===== === ====== =====
-------------- Ending balance as of December 31, Investments 2018 ----------- ------------- Common stock............. $24.0 Separate account assets.. 1.9 Derivative assets........ 39.0 ----- Total assets.......... $64.9 =====
Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument. Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments. F-69 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date. The following tables set forth the Company's financial instruments' fair value, admitted amounts and level of fair value amounts as of December 31, 2020 and 2019:
2020 ---------------------------------------------------------------------- Not Net asset practicable Aggregate Admitted value (carrying Financial instruments fair value assets Level 1 Level 2 Level 3 (NAV) value) --------------------- ---------- --------- -------- --------- -------- --------- ----------- Bonds........................ $13,590.8 $11,457.0 $ -- $12,515.9 $1,074.9 $-- $-- Preferred and common stocks-nonaffiliates 55.7 53.4 12.3 15.3 28.1 -- -- Separate account assets...... 5,662.6 5,662.6 5,644.6 16.9 1.1 -- -- Mortgage loans............... 1,807.3 1,717.3 -- -- 1,807.3 -- -- Short-term investments....... 4.3 4.3 -- 4.3 -- -- -- Cash equivalents............. 303.6 303.6 303.6 -- -- -- -- Other invested assets........ 74.9 57.2 -- 74.9 -- -- -- Securities lending reinvested collateral...... 26.0 26.0 -- 26.0 -- -- -- Derivative assets............ 63.0 62.7 -- 0.3 62.7 -- -- Derivative liabilities....... -- -- -- -- -- --
2019 ---------------------------------------------------------------------- Not Net asset practicable Aggregate Admitted value (carrying Financial instruments fair value assets Level 1 Level 2 Level 3 (NAV) value) --------------------- ---------- --------- -------- --------- -------- --------- ----------- Bonds........................ $12,782.2 $11,455.4 $ -- $11,604.2 $1,178.0 $-- $-- Preferred and common stocks-nonaffiliates 63.4 62.0 13.7 25.7 24.0 -- -- Separate account assets...... 5,683.7 5,683.7 5,658.4 24.2 1.1 -- -- Mortgage loans............... 1,873.2 1,812.3 -- -- 1,873.2 -- -- Short-term investments....... 2.0 2.0 -- 2.0 -- -- -- Cash equivalents............. 273.5 273.5 273.5 -- -- -- -- Other invested assets........ 70.7 56.7 -- 70.7 -- -- -- Securities lending reinvested collateral...... 17.7 17.7 -- 17.7 -- -- -- Derivative assets............ 81.5 80.7 -- 0.8 80.7 -- -- Derivative liabilities....... -- -- -- -- -- --
The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2020 and 2019, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value. (13)Retained Assets The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the F-70 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form. Credited interest rates ranged from 0.1% to 6.0% for the years ended December 31, 2020 and 2019, and 0.2% to 6.0% for the year ended December 31, 2018. For the years ended December 31, 2020 and 2019 the weighted average crediting rate was 2.6%. For the year ended December 31, 2018, the weighted average crediting rate was 2.5%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company's Secure Access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC's sample bulletin on retained asset accounts issued in December 2010. The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2020 and 2019:
In force --------------------------------- 2020 2019 ---------------- ---------------- Number of Number of policies Amount policies Amount --------- ------ --------- ------ Up to and including 12 months. 120 $ 20.4 135 $ 24.1 13 to 24 months............... 100 15.2 161 21.2 25 to 36 months............... 131 17.6 142 19.5 37 to 48 months............... 121 17.8 137 17.1 49 to 60 months............... 117 15.5 274 32.0 Over 60 months................ 3,630 251.7 4,126 238.1 ----- ------ ----- ------ Total...................... 4,219 $338.2 4,975 $352.0 ===== ====== ===== ======
The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2020, 2019 and 2018. There were no group contracts in 2020, 2019 and 2018.
2020 2019 2018 ---------------- ---------------- ---------------- Number of Number of Number of policies Amount policies Amount policies Amount --------- ------ --------- ------ --------- ------ Retained assets accounts as of the beginning of the year............... 4,975 $352.0 5,312 $370.8 5,616 $390.9 Retained asset accounts issued/ added during the year............... 133 28.2 158 43.6 220 46.5 Investment earnings credited to retained asset accounts during the year............... -- 8.8 -- 9.2 -- 9.7 Fees and other charges assessed to retained asset accounts during the year............... -- -- -- -- -- -- Retained asset accounts transferred to state unclaimed property funds during the year.. (17) -- (26) (0.2) (19) (0.2) Retained asset accounts closed/ withdrawn during the year........ (872) (50.8) (469) (71.4) (505) (76.1) ----- ------ ----- ------ ----- ------ Retained asset accounts at the end of the year. 4,219 $338.2 4,975 $352.0 5,312 $370.8 ===== ====== ===== ====== ===== ======
F-71 GENWORTH LIFE AND ANNUITY INSURANCE COMPANY Notes to Statutory Financial Statements -- Continued Years Ended December 31, 2020, 2019 and 2018 (Dollar amounts in millions) (14)Risk Sharing Provisions of the Affordable Care Act The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions. (15) Investments in SCA Entities The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2020 and 2019:
NAIC reject entity's valuation NAIC 2020 2019 method, Description of Type of response NAIC NAIC resubmission SCA investment (excluding Gross Nonadmitted Admitted Date of filing NAIC received valuation valuation required 8.b.i entities) amount amount amount to NAIC filing (yes/no) amount amount (yes/no) --------------- ------ ----------- -------- -------------- ------- -------- --------- --------- ------------ ASI (VA)*................ $ -- $ -- $ -- 9/6/2017 Sub-1 yes $ -- $ -- no Newco (VA)............... 42.8 -- 42.8 7/2/2020 Sub-2 yes 41.0 39.2 no Genworth Financial Agency 0.5 0.5 -- 12/5/2017 Sub-1 yes -- -- no ----- ---- ----- ----- ----- Aggregate Total.......... $43.3 $0.5 $42.8 $41.0 $39.2 ===== ==== ===== ===== =====
-------- * ASI (VA) rounds to zero. (16)Subsequent Events There were no material events that occurred subsequent to December 31, 2020. Subsequent events have been considered through April 22, 2021, the date the statutory financial statements were issued. F-72

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

(1)(a)	Resolution of the Board of Directors of GE Life and Annuity Assurance Company authorizing the GE Life & Annuity Separate Account 7. Previously filed on April 20, 2006 with the initial Registration Statement on Form N-4 to Genworth Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(1)(b)	Resolution of Board of Directors of GE Life and Annuity Assurance Company authorizing the change in name of GE Life & Annuity Separate Account 7 to Genworth Life & Annuity VA Separate Account 2. Previously filed on April 20, 2006 with the initial Registration Statement on Form N-4 to Genworth Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(2)	Not applicable.

(3)(a)	Underwriting Agreement between Genworth Life and Annuity Insurance Company and Capital Brokerage Corporation. Previously filed on July 28, 2006 with Pre-Effective Amendment No. 1 on Form N-4 to Genworth Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(3)(b)	Form of Dealer Sales Agreement. Previously filed on July 28, 2006 with Pre-Effective Amendment No. 1 on Form N-4 to Genworth Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(4)(a)	Form of contract. Previously filed on April 20, 2006 with the initial Registration Statement on Form N-4 to Genworth Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(4)(b)	Form of Commutation of Monthly Income Endorsement. Previously Filed on April 25, 2008 with Post-Effective Amendment No. 2 on Form N-4 to Genworth Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(5)	Form of Application. Previously filed on July 28, 2006 with Pre-Effective Amendment No. 1 on Form N-4 to Genworth Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(6)(a)	Amended and Restated Articles of Incorporation of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 23 on Form N-4 to Genworth Life & Annuity VA Separate Account 1, File No. 333-63531, and incorporated herein.

(6)(b)	By-Laws of Genworth Life and Annuity Insurance Company. Previously filed on January 3, 2006 with Post-Effective Amendment No. 23 on Form N-4 to Genworth Life & Annuity VA Separate Account 1, File No. 333-63531, and incorporated herein.

(7)	Not applicable.

(8)	Participation Agreement among Genworth Life and Annuity Insurance Company, GE Investments Funds, Inc. and GE Investments Distributors, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 1 on Form N-4 to Genworth Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(8)(a)	Amendment to Fund Participation Agreement between GE Investments Funds, Inc. and Genworth Life and Annuity Insurance Company. Previously filed on April 27, 2011 with Post-Effective Amendment No. 6 on Form N-4 to Genworth Life & Annuity VA Separate Account 2, File No. 333-133425, and incorporated herein.

(9)	Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10)	Consents of Independent Registered Public Accounting Firm. Filed herewith.

(11)	Not applicable.

(12)	Not applicable.

(13)	Power of Attorney. Filed herewith.

Item 25.    Directors and Officers of the Depositor

Brian K. Haendiges	Director, President, Chief Executive Officer and Chief Risk Officer
Thomas J. McInerney	Director, Chairperson of the Board and Senior Vice President
Daniel J. Sheehan, IV	Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan	Director
Angela R. Simmons	Senior Vice President and Chief Financial Officer
Vidal J. Torres	Senior Vice President, General Counsel and Secretary
Michael T. McGarry	Senior Vice President and Chief Information Officer
Keith A. Willingham	Vice President and Controller
John G. Apostle, II	Vice President and Chief Compliance Officer
Scott G. Goodman	Vice President and Appointed Actuary
Lisa J. Baldyga	Treasurer

The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230.

Item 26.    Persons Controlled by or Under Common Control With the Depositor or Registrant

Item 27.    Number of Contract Owners

There were five Qualified Contracts and two Non-Qualified Contracts issued as of March 10, 2021.

Item 28.    Indemnification

Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation’s best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Genworth Life and Annuity Insurance Company’s Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

*    *    *

Item 29.    Principal Underwriters

(a)  Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3, and Genworth Life & Annuity VA Separate Account 4.

(b)  Management

Name	Address	Positions and Offices with Underwriter
Maria O. Tabb	6610 W. Broad St. Richmond, VA 23230	Director, Chairperson of the Board, President and Chief Executive Officer
Brandon M. Armor	6610 W. Broad St. Richmond, VA 23230	Director
John G. Apostle, II	6620 W. Broad St. Richmond, VA 23230	Director
James J. Namorato	6620 W. Broad Street Richmond, VA 23230	Senior Vice President and Chief Compliance Officer
Vidal J. Torres, Jr.	6620 W. Broad St. Richmond, VA 23230	Vice President and Secretary
Lisa J. Baldyga	6620 W. Broad St. Richmond, VA 23230	Vice President and Treasurer
Bonnie C. Turner	6610 W. Broad St. Richmond, VA 23230	Financial & Operations Principal

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Compensation
Capital Brokerage Corporation	Not Applicable	Not Applicable	0.0%	$0

Item 30.    Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.    Management Services

Not applicable.

Item 32.    Undertakings

(a)  Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)  Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the prospectus.

STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

(d)  Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

STATEMENT PURSUANT TO RULE 6c-7 OF THE INVESTMENT COMPANY ACT OF 1940

Genworth Life and Annuity Insurance Company offers and will offer Contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and Genworth Life & Annuity VA Separate Account 2 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

SECTION 403(B) OF THE INTERNAL REVENUE CODE REPRESENTATIONS

Genworth Life and Annuity Insurance Company represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 28th day of April 2021.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2 (REGISTRANT)

By:	/S/ MICHAEL D. PAPPAS
Michael D. Pappas Vice President

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY (DEPOSITOR)

By:	/S/ MICHAEL D. PAPPAS
Michael D. Pappas Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/S/ BRIAN K. HAENDIGES* Brian K. Haendiges	Director, President, Chief Executive Officer and Chief Risk Officer	April 28, 2021

/S/ THOMAS J. MCINERNEY* Thomas J. McInerney	Director, Chairperson of the Board and Senior Vice President	April 28, 2021

/S/ DANIEL J. SHEEHAN, IV* Daniel J. Sheehan, IV	Director, Senior Vice President and Chief Investment Officer	April 28, 2021

/S/ GREGORY S. KARAWAN* Gregory S. Karawan	Director	April 28, 2021

/S/ ANGELA R. SIMMONS* Angela R. Simmons	Senior Vice President and Chief Financial Officer	April 28, 2021

/S/ KEITH A. WILLINGHAM* Keith A. Willingham	Vice President and Controller	April 28, 2021

*By:	/S/ MICHAEL D. PAPPAS Michael D. Pappas	, pursuant to Power of Attorney executed on March 25, 2021.	April 28, 2021